Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0001045032-19-000109

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2018

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL Institutional Alt 100 Fund - Class A
Assets
Investments, at fair value	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752
Receivables:
Investments in Fund shares sold	12,977	8	2,590	3	44,837	—	3,441
Investment Division units sold	30,181	—	20,728	—	52,700	—	21
Total assets	76,593,320	227,966	23,399,478	72,681	135,761,121	—	13,802,214

Liabilities
Payables:
Investments in Fund shares purchased	30,181	—	20,728	—	52,700	—	21
Investment Division units redeemed	4,252	—	466	—	29,474	—	2,263
Insurance fees due to Jackson
of New York	8,725	8	2,124	3	15,363	—	1,178
Total liabilities	43,158	8	23,318	3	97,537	—	3,462
Net assets	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752

Investments in Funds, shares outstanding	6,582,129	19,517	2,036,251	6,303	11,002,724	—	1,375,748
Investments in Funds, at cost	$73,895,134	$256,476	$23,397,816	$74,505	$126,924,119	$—	$14,500,977

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,209,388	551	236,398	102	2,180,621	2	171,811
Total expenses	1,209,388	551	236,398	102	2,180,621	2	171,811
Net investment income (loss)	(1,209,388)	(551)	(236,398)	(102)	(2,180,621)	(2)	(171,811)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,366,291	(331)	181,027	(11)	3,931,768	(101)	(11,788)
Net change in unrealized appreciation
(depreciation) on investments	(11,305,690)	(28,518)	(908,624)	(1,827)	(17,756,497)	—	(896,362)
Net realized and unrealized gain (loss)	(8,939,399)	(28,849)	(727,597)	(1,838)	(13,824,729)	(101)	(908,150)

Net change in net assets
from operations	$(10,148,787)	$(29,400)	$(963,995)	$(1,940)	$(16,005,350)	$(103)	$(1,079,961)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A
Assets
Investments, at fair value	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464
Receivables:
Investments in Fund shares sold	57,770	—	173,522	—	1,991	1	2,589
Investment Division units sold	14,159	—	115,552	—	14,432	—	784
Total assets	126,841,073	—	91,647,924	—	22,255,798	39,055	11,722,837

Liabilities
Payables:
Investments in Fund shares purchased	14,159	—	115,552	—	14,432	—	784
Investment Division units redeemed	42,006	—	162,127	—	142	—	1,536
Insurance fees due to Jackson
of New York	15,764	—	11,395	—	1,849	1	1,053
Total liabilities	71,929	—	289,074	—	16,423	1	3,373
Net assets	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464

Investments in Funds, shares outstanding	7,977,920	—	5,688,596	—	1,747,005	3,061	1,030,736
Investments in Funds, at cost	$126,177,646	$—	$90,806,305	$—	$22,201,913	$43,007	$11,935,444

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$313,115	$662	$210,078
Expenses
Asset-based charges	2,239,562	—	1,619,236	—	225,791	35	134,177
Total expenses	2,239,562	—	1,619,236	—	225,791	35	134,177
Net investment income (loss)	(2,239,562)	—	(1,619,236)	—	87,324	627	75,901

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	263,017	484	78,090
Investments	1,801,482	—	1,589,652	—	142,735	(10)	273,176
Net change in unrealized appreciation
(depreciation) on investments	(11,371,537)	—	(7,817,282)	—	(2,897,964)	(3,953)	(1,266,957)
Net realized and unrealized gain (loss)	(9,570,055)	—	(6,227,630)	—	(2,492,212)	(3,479)	(915,691)

Net change in net assets
from operations	$(11,809,617)	$—	$(7,846,866)	$—	$(2,404,888)	$(2,852)	$(839,790)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266
Receivables:
Investments in Fund shares sold	—	2,172	—	5,224	1	32,446	1
Investment Division units sold	—	37,187	—	68,604	—	2,472	—
Total assets	—	23,755,525	—	39,641,670	23,499	138,114,295	40,267

Liabilities
Payables:
Investments in Fund shares purchased	—	37,187	—	68,604	—	2,472	—
Investment Division units redeemed	—	170	—	1,510	—	17,266	—
Insurance fees due to Jackson
of New York	—	2,002	—	3,714	1	15,180	1
Total liabilities	—	39,359	—	73,828	1	34,918	1
Net assets	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266

Investments in Funds, shares outstanding	—	1,947,140	—	3,162,897	1,872	10,787,451	3,134
Investments in Funds, at cost	$—	$23,611,897	$—	$38,931,894	$24,883	$132,322,957	$41,864

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Investment Income
Dividends	$—	$387,477	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	257,888	—	430,045	30	2,053,477	36
Total expenses	—	257,888	—	430,045	30	2,053,477	36
Net investment income (loss)	—	129,589	—	(430,045)	(30)	(2,053,477)	(36)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	378,545	—	—	—	—	—
Investments	—	640,891	—	581,964	(5)	3,052,480	(4)
Net change in unrealized appreciation
(depreciation) on investments	—	(3,209,386)	—	(2,586,754)	(1,385)	(13,117,657)	(1,598)
Net realized and unrealized gain (loss)	—	(2,189,950)	—	(2,004,790)	(1,390)	(10,065,177)	(1,602)

Net change in net assets
from operations	$—	$(2,060,361)	$—	$(2,434,835)	$(1,420)	$(12,118,654)	$(1,638)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A
Assets
Investments, at fair value	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948
Receivables:
Investments in Fund shares sold	243	4	52,659	2	165,005	12	10,493
Investment Division units sold	—	—	52,351	—	261,382	—	82,849
Total assets	1,292,395	50,287	7,523,300	46,318	92,052,383	50,330	43,748,290

Liabilities
Payables:
Investments in Fund shares purchased	—	—	52,351	—	261,382	—	82,849
Investment Division units redeemed	142	—	51,847	—	153,807	10	5,322
Insurance fees due to Jackson
of New York	101	4	812	2	11,198	2	5,171
Total liabilities	243	4	105,010	2	426,387	12	93,342
Net assets	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948

Investments in Funds, shares outstanding	131,852	6,223	673,166	4,199	3,887,399	2,028	3,842,865
Investments in Funds, at cost	$1,303,512	$53,669	$8,203,594	$53,855	$98,672,780	$62,352	$53,410,537

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(b)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(b)	JNL Multi-Manager Small Cap Value Fund - Class A
Investment Income
Dividends	$—	$—	$—	$124	$—	$—	$157,392
Expenses
Asset-based charges	13,124	42	84,925	55	1,474,916	253	764,329
Total expenses	13,124	42	84,925	55	1,474,916	253	764,329
Net investment income (loss)	(13,124)	(42)	(84,925)	69	(1,474,916)	(253)	(606,937)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	393,121	1,936	6,986,535	9,626	6,242,455
Investments	1,987	(2)	73,187	(17)	3,348,403	(19,760)	335,032
Net change in unrealized appreciation
(depreciation) on investments	(55,328)	(3,386)	(1,052,485)	(7,539)	(14,186,005)	(12,034)	(14,440,632)
Net realized and unrealized gain (loss)	(53,341)	(3,388)	(586,177)	(5,620)	(3,851,067)	(22,168)	(7,863,145)

Net change in net assets
from operations	$(66,465)	$(3,430)	$(671,102)	$(5,551)	$(5,325,983)	$(22,421)	$(8,470,082)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I
Assets
Investments, at fair value	$25,704	$823,514	$4,269,832	$70,949,841	$41,474	$219,020,443	$122,490
Receivables:
Investments in Fund shares sold	1	59	346	28,156	2	275,073	5
Investment Division units sold	—	—	8	362,754	—	276,189	—
Total assets	25,705	823,573	4,270,186	71,340,751	41,476	219,571,705	122,495

Liabilities
Payables:
Investments in Fund shares purchased	—	—	8	362,754	—	276,189	—
Investment Division units redeemed	—	28	—	19,502	—	247,323	—
Insurance fees due to Jackson
of New York	1	31	346	8,654	2	27,750	5
Total liabilities	1	59	354	390,910	2	551,262	5
Net assets	$25,704	$823,514	$4,269,832	$70,949,841	$41,474	$219,020,443	$122,490

Investments in Funds, shares outstanding	2,259	80,421	405,878	6,888,334	3,887	10,880,300	6,001
Investments in Funds, at cost	$33,895	$907,213	$4,447,158	$76,373,131	$45,015	$192,656,647	$137,815

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL S&P 500 Index Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)
Investment Income
Dividends	$166	$—	$43,888	$456,420	$312	$—	$—
Expenses
Asset-based charges	28	1,248	54,971	991,997	40	3,824,799	237
Total expenses	28	1,248	54,971	991,997	40	3,824,799	237
Net investment income (loss)	138	(1,248)	(11,083)	(535,577)	272	(3,824,799)	(237)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	3,202	—	—	3,967,488	2,349	—	—
Investments	(6)	(5,874)	124,822	360,320	(11)	11,855,080	(24)
Net change in unrealized appreciation
(depreciation) on investments	(8,191)	(83,699)	(571,771)	(8,715,009)	(3,541)	(33,507,350)	(15,325)
Net realized and unrealized gain (loss)	(4,995)	(89,573)	(446,949)	(4,387,201)	(1,203)	(21,652,270)	(15,349)

Net change in net assets
from operations	$(4,857)	$(90,821)	$(458,032)	$(4,922,778)	$(931)	$(25,477,069)	$(15,586)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A
Assets
Investments, at fair value	$1,525,535	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670
Receivables:
Investments in Fund shares sold	1,151	—	23,704	1	18,857	3	20,784
Investment Division units sold	20,468	—	4,780	6,791	25,052	—	11,760
Total assets	1,547,154	9,469	28,887,837	33,614	15,828,933	70,619	35,606,214

Liabilities
Payables:
Investments in Fund shares purchased	20,468	—	4,780	6,791	25,052	—	11,760
Investment Division units redeemed	986	—	20,125	—	17,445	—	16,398
Insurance fees due to Jackson
of New York	165	—	3,579	1	1,412	3	4,386
Total liabilities	21,619	—	28,484	6,792	43,909	3	32,544
Net assets	$1,525,535	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670

Investments in Funds, shares outstanding	162,119	1,004	2,743,284	2,528	1,220,806	5,445	2,807,709
Investments in Funds, at cost	$1,571,608	$9,951	$29,305,229	$26,856	$16,590,587	$81,334	$37,602,335

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(b)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(b)	JNL/American Funds Global Small Capitalization Fund - Class A
Investment Income
Dividends	$—	$—	$174,357	$164	$48,909	$299	$43,299
Expenses
Asset-based charges	3,902	14	440,607	28	155,743	120	602,986
Total expenses	3,902	14	440,607	28	155,743	120	602,986
Net investment income (loss)	(3,902)	(14)	(266,250)	136	(106,834)	179	(559,687)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	298,161	1,253	247,735
Investments	(4,864)	(1)	(70,944)	(2)	408,769	(14)	553,320
Net change in unrealized appreciation
(depreciation) on investments	(46,073)	(482)	(638,605)	(34)	(2,512,722)	(10,718)	(5,240,988)
Net realized and unrealized gain (loss)	(50,937)	(483)	(709,549)	(36)	(1,805,792)	(9,479)	(4,439,933)

Net change in net assets
from operations	$(54,839)	$(497)	$(975,799)	$100	$(1,912,626)	$(9,300)	$(4,999,620)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I
Assets
Investments, at fair value	$25,909	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255
Receivables:
Investments in Fund shares sold	1	103,382	3	3,961	196	435,509	242
Investment Division units sold	—	550,980	—	412,955	—	390,496	25,579
Total assets	25,910	106,432,673	67,168	40,459,307	193,275	335,671,518	626,076

Liabilities
Payables:
Investments in Fund shares purchased	—	550,980	—	412,955	—	390,496	25,579
Investment Division units redeemed	—	90,732	—	314	189	395,989	220
Insurance fees due to Jackson
of New York	1	12,650	3	3,647	7	39,520	22
Total liabilities	1	654,362	3	416,916	196	826,005	25,821
Net assets	$25,909	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255

Investments in Funds, shares outstanding	2,016	6,846,493	4,328	1,876,401	9,010	15,395,196	27,222
Investments in Funds, at cost	$29,704	$98,143,476	$71,732	$36,182,909	$211,484	$283,340,034	$654,452

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I(a)	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)
Investment Income
Dividends	$49	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	31	1,578,522	71	357,397	319	4,963,907	783
Total expenses	31	1,578,522	71	357,397	319	4,963,907	783
Net investment income (loss)	18	(1,578,522)	(71)	(357,397)	(319)	(4,963,907)	(783)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	141	—	—	—	—	—	—
Investments	(6)	2,337,097	(14)	1,449,044	(2,429)	15,856,837	(4,305)
Net change in unrealized appreciation
(depreciation) on investments	(3,795)	(9,017,194)	(4,567)	(2,762,979)	(18,405)	(25,084,045)	(54,197)
Net realized and unrealized gain (loss)	(3,660)	(6,680,097)	(4,581)	(1,313,935)	(20,834)	(9,227,208)	(58,502)

Net change in net assets
from operations	$(3,642)	$(8,258,619)	$(4,652)	$(1,671,332)	$(21,153)	$(14,191,115)	$(59,285)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Assets
Investments, at fair value	$92,420,559	$224,824	$121,943,247	$—	$60,969,536	$56,139	$32,323,108
Receivables:
Investments in Fund shares sold	392,782	13	34,698	—	20,793	2	9,597
Investment Division units sold	442,543	13,607	102,946	—	22,910	6,796	19,393
Total assets	93,255,884	238,444	122,080,891	—	61,013,239	62,937	32,352,098

Liabilities
Payables:
Investments in Fund shares purchased	442,543	13,607	102,946	—	22,910	6,796	19,393
Investment Division units redeemed	381,771	5	19,993	—	13,106	—	5,498
Insurance fees due to Jackson
of New York	11,011	8	14,705	—	7,687	2	4,099
Total liabilities	835,325	13,620	137,644	—	43,703	6,798	28,990
Net assets	$92,420,559	$224,824	$121,943,247	$—	$60,969,536	$56,139	$32,323,108

Investments in Funds, shares outstanding	7,305,973	17,564	8,581,509	—	5,448,573	4,964	3,026,508
Investments in Funds, at cost	$96,253,417	$254,628	$113,127,596	$—	$63,316,401	$61,649	$34,382,552

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Investment Income
Dividends	$909,981	$2,442	$—	$—	$365,828	$336	$167,536
Expenses
Asset-based charges	1,511,516	376	1,840,178	—	1,026,863	92	591,422
Total expenses	1,511,516	376	1,840,178	—	1,026,863	92	591,422
Net investment income (loss)	(601,535)	2,066	(1,840,178)	—	(661,035)	244	(423,886)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	922,175	2,044	—	—	31,516	21	987,611
Investments	2,470,338	(126)	3,104,255	—	1,026,038	(25)	736,715
Net change in unrealized appreciation
(depreciation) on investments	(18,720,283)	(29,804)	(9,009,614)	—	(11,601,969)	(5,510)	(6,878,607)
Net realized and unrealized gain (loss)	(15,327,770)	(27,886)	(5,905,359)	—	(10,544,415)	(5,514)	(5,154,281)

Net change in net assets
from operations	$(15,929,305)	$(25,820)	$(7,745,537)	$—	$(11,205,450)	$(5,270)	$(5,578,167)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments, at fair value	$—	$9,523,450	$1,770,159	$165,826,541	$10,211	$2,900,443	$38,329,175
Receivables:
Investments in Fund shares sold	—	956	150	239,926	—	250	15,721
Investment Division units sold	—	—	43	220,186	10,211	—	39,466
Total assets	—	9,524,406	1,770,352	166,286,653	20,422	2,900,693	38,384,362

Liabilities
Payables:
Investments in Fund shares purchased	—	—	43	220,186	10,211	—	39,466
Investment Division units redeemed	—	137	—	220,616	—	5	11,171
Insurance fees due to Jackson
of New York	—	819	150	19,310	—	245	4,550
Total liabilities	—	956	193	460,112	10,211	250	55,187
Net assets	$—	$9,523,450	$1,770,159	$165,826,541	$10,211	$2,900,443	$38,329,175

Investments in Funds, shares outstanding	—	1,254,736	161,070	14,610,268	892	305,631	5,398,475
Investments in Funds, at cost	$—	$12,056,452	$2,645,299	$172,302,754	$10,211	$3,045,967	$48,674,954

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$19,503	$1,287,436	$—	$—	$897,072
Expenses
Asset-based charges	—	113,005	20,241	2,636,365	—	33,331	678,145
Total expenses	—	113,005	20,241	2,636,365	—	33,331	678,145
Net investment income (loss)	—	(113,005)	(738)	(1,348,929)	—	(33,331)	218,927

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	202,765	3,292,945	—	—	—
Investments	—	(485,232)	(125,614)	1,469,115	—	(19,777)	(920,749)
Net change in unrealized appreciation
(depreciation) on investments	—	(541,436)	(234,158)	(19,956,487)	—	(32,970)	(8,038,362)
Net realized and unrealized gain (loss)	—	(1,026,668)	(157,007)	(15,194,427)	—	(52,747)	(8,959,111)

Net change in net assets
from operations	$—	$(1,139,673)	$(157,745)	$(16,543,356)	$—	$(86,078)	$(8,740,184)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I
Assets
Investments, at fair value	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606	$4,013
Receivables:
Investments in Fund shares sold	—	641,712	214	215	2	122,472	—
Investment Division units sold	—	655,058	—	—	—	129,413	—
Total assets	—	170,073,012	192,613	2,051,282	64,939	38,673,491	4,013

Liabilities
Payables:
Investments in Fund shares purchased	—	655,058	—	—	—	129,413	—
Investment Division units redeemed	—	621,042	207	42	—	117,783	—
Insurance fees due to Jackson
of New York	—	20,670	7	173	2	4,689	—
Total liabilities	—	1,296,770	214	215	2	251,885	—
Net assets	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606	$4,013

Investments in Funds, shares outstanding	—	4,965,468	5,424	211,232	6,653	2,760,173	281
Investments in Funds, at cost	$—	$159,365,026	$223,600	$2,205,149	$71,735	$42,478,212	$3,999

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(b)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(b)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(b)
Investment Income
Dividends	$—	$—	$—	$—	$—	$700,317	$—
Expenses
Asset-based charges	—	2,645,402	530	20,652	98	649,009	1
Total expenses	—	2,645,402	530	20,652	98	649,009	1
Net investment income (loss)	—	(2,645,402)	(530)	(20,652)	(98)	51,308	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	14,759,412	24,178	62,938	2,079	—	—
Investments	—	10,530,213	(29,907)	8,034	(12)	401,024	—
Net change in unrealized appreciation
(depreciation) on investments	—	(24,587,367)	(31,201)	(276,890)	(6,798)	(9,172,070)	14
Net realized and unrealized gain (loss)	—	702,258	(36,930)	(205,918)	(4,731)	(8,771,046)	14

Net change in net assets
from operations	$—	$(1,943,144)	$(37,460)	$(226,570)	$(4,829)	$(8,719,738)	$13

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765	$8,344,907
Receivables:
Investments in Fund shares sold	1,775	6	4,394	1	1,195	2	1,041
Investment Division units sold	3,836	—	3,040	—	1,021	—	—
Total assets	6,294,429	152,349	5,341,335	21,108	7,642,582	36,767	8,345,948

Liabilities
Payables:
Investments in Fund shares purchased	3,836	—	3,040	—	1,021	—	—
Investment Division units redeemed	1,065	—	3,806	—	347	—	115
Insurance fees due to Jackson
of New York	710	6	588	1	848	2	926
Total liabilities	5,611	6	7,434	1	2,216	2	1,041
Net assets	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765	$8,344,907

Investments in Funds, shares outstanding	580,685	14,015	533,390	2,130	786,046	3,771	846,339
Investments in Funds, at cost	$6,659,256	$167,995	$5,643,837	$23,047	$8,433,166	$39,884	$8,907,147

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$253,217	$1,165	$—	$—	$—
Expenses
Asset-based charges	81,319	217	69,774	29	65,592	32	93,867
Total expenses	81,319	217	69,774	29	65,592	32	93,867
Net investment income (loss)	(81,319)	(217)	183,443	1,136	(65,592)	(32)	(93,867)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	40,684	146	1,099	4	777
Investments	(67,239)	(3,978)	13,381	(5)	(4,917)	(9)	(1,590)
Net change in unrealized appreciation
(depreciation) on investments	(380,854)	(15,652)	(423,214)	(1,940)	(825,359)	(3,119)	(667,143)
Net realized and unrealized gain (loss)	(448,093)	(19,630)	(369,149)	(1,799)	(829,177)	(3,124)	(667,956)

Net change in net assets
from operations	$(529,412)	$(19,847)	$(185,706)	$(663)	$(894,769)	$(3,156)	$(761,823)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I
Assets
Investments, at fair value	$—	$55,419,163	$24,252	$5,250,891	$5,149	$205,261,383	$41,887
Receivables:
Investments in Fund shares sold	—	11,395	1	802	—	346,324	1
Investment Division units sold	—	27,109	—	136	—	167,998	16,954
Total assets	—	55,457,667	24,253	5,251,829	5,149	205,775,705	58,842

Liabilities
Payables:
Investments in Fund shares purchased	—	27,109	—	136	—	167,998	16,954
Investment Division units redeemed	—	5,038	—	341	—	321,867	—
Insurance fees due to Jackson
of New York	—	6,357	1	461	—	24,457	1
Total liabilities	—	38,504	1	938	—	514,322	16,955
Net assets	$—	$55,419,163	$24,252	$5,250,891	$5,149	$205,261,383	$41,887

Investments in Funds, shares outstanding	—	4,498,309	1,856	707,667	693	16,355,489	3,096
Investments in Funds, at cost	$—	$52,399,471	$24,660	$6,972,624	$7,386	$208,052,097	$42,363

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Investment Income
Dividends	$—	$575,419	$—	$19,232	$39	$2,177,163	$240
Expenses
Asset-based charges	—	882,498	6	50,455	11	3,210,949	29
Total expenses	—	882,498	6	50,455	11	3,210,949	29
Net investment income (loss)	—	(307,079)	(6)	(31,223)	28	(1,033,786)	211

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,009,938	—	890,750	947	3,073,835	269
Investments	—	3,033,332	—	(108,811)	(5)	44,537	(2)
Net change in unrealized appreciation
(depreciation) on investments	—	(9,194,440)	(408)	(1,685,362)	(2,237)	(6,460,415)	(476)
Net realized and unrealized gain (loss)	—	(5,151,170)	(408)	(903,423)	(1,295)	(3,342,043)	(209)

Net change in net assets
from operations	$—	$(5,458,249)	$(414)	$(934,646)	$(1,267)	$(4,375,829)	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Assets
Investments, at fair value	$1,233,830	$38,001	$45,992,388	$56,087	$91,579,467	$43,239	$2,936,142
Receivables:
Investments in Fund shares sold	5,425	1	83,699	2	59,690	2	242
Investment Division units sold	3,040	10,167	106,664	—	22,979	—	63
Total assets	1,242,295	48,169	46,182,751	56,089	91,662,136	43,241	2,936,447

Liabilities
Payables:
Investments in Fund shares purchased	3,040	10,167	106,664	—	22,979	—	63
Investment Division units redeemed	5,308	—	78,385	—	49,711	—	—
Insurance fees due to Jackson
of New York	117	1	5,314	2	9,979	2	242
Total liabilities	8,465	10,168	190,363	2	82,669	2	305
Net assets	$1,233,830	$38,001	$45,992,388	$56,087	$91,579,467	$43,239	$2,936,142

Investments in Funds, shares outstanding	116,071	3,637	3,703,091	4,509	8,582,893	4,056	323,720
Investments in Funds, at cost	$1,254,552	$39,105	$53,485,674	$70,749	$92,747,515	$44,174	$3,154,839

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Investment Income
Dividends	$—	$598	$380,900	$560	$2,968,121	$1,639	$—
Expenses
Asset-based charges	8,607	24	604,111	98	1,096,444	72	30,632
Total expenses	8,607	24	604,111	98	1,096,444	72	30,632
Net investment income (loss)	(8,607)	574	(223,211)	462	1,871,677	1,567	(30,632)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	14,759	434	5,850,535	6,766	—	—	—
Investments	(1,361)	(4)	183,521	(15)	(151,588)	(31)	(19,309)
Net change in unrealized appreciation
(depreciation) on investments	(35,389)	(1,104)	(9,309,774)	(14,662)	(1,173,935)	(935)	(224,476)
Net realized and unrealized gain (loss)	(21,991)	(674)	(3,275,718)	(7,911)	(1,325,523)	(966)	(243,785)

Net change in net assets
from operations	$(30,598)	$(100)	$(3,498,929)	$(7,449)	$546,154	$601	$(274,417)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I
Assets
Investments, at fair value	$—	$4,964,729	$26,130	$12,062,719	$—	$61,568,798	$—
Receivables:
Investments in Fund shares sold	—	905	1	52,668	—	40,694	—
Investment Division units sold	—	—	—	52,412	—	16,363	—
Total assets	—	4,965,634	26,131	12,167,799	—	61,625,855	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	52,412	—	16,363	—
Investment Division units redeemed	—	336	—	51,590	—	33,533	—
Insurance fees due to Jackson
of New York	—	569	1	1,078	—	7,161	—
Total liabilities	—	905	1	105,080	—	57,057	—
Net assets	$—	$4,964,729	$26,130	$12,062,719	$—	$61,568,798	$—

Investments in Funds, shares outstanding	—	462,696	2,335	1,164,355	—	4,874,806	—
Investments in Funds, at cost	$—	$5,426,096	$29,827	$13,740,144	$—	$68,980,524	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)
Investment Income
Dividends	$—	$323,883	$1,694	$149,071	$—	$2,128,147	$—
Expenses
Asset-based charges	—	40,495	50	139,865	2	980,159	2
Total expenses	—	40,495	50	139,865	2	980,159	2
Net investment income (loss)	—	283,388	1,644	9,206	(2)	1,147,988	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	820,758	—	—	—
Investments	—	23,312	(2)	44,104	123	(785,116)	(87)
Net change in unrealized appreciation
(depreciation) on investments	—	(706,315)	(3,697)	(2,401,734)	—	(5,726,435)	—
Net realized and unrealized gain (loss)	—	(683,003)	(3,699)	(1,536,872)	123	(6,511,551)	(87)

Net change in net assets
from operations	$—	$(399,615)	$(2,055)	$(1,527,666)	$121	$(5,363,563)	$(89)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Assets
Investments, at fair value	$66,311,006	$—	$72,263,816	$—	$27,919,397	$5,503	$43,472,059
Receivables:
Investments in Fund shares sold	95,105	—	24,876	—	28,014	—	25,098
Investment Division units sold	12,221	—	6,374	—	24,130	—	81
Total assets	66,418,332	—	72,295,066	—	27,971,541	5,503	43,497,238

Liabilities
Payables:
Investments in Fund shares purchased	12,221	—	6,374	—	24,130	—	81
Investment Division units redeemed	86,875	—	15,858	—	24,591	—	20,214
Insurance fees due to Jackson
of New York	8,230	—	9,018	—	3,423	—	4,884
Total liabilities	107,326	—	31,250	—	52,144	—	25,179
Net assets	$66,311,006	$—	$72,263,816	$—	$27,919,397	$5,503	$43,472,059

Investments in Funds, shares outstanding	6,022,798	—	5,712,555	—	3,002,086	590	4,021,467
Investments in Funds, at cost	$76,466,837	$—	$62,086,155	$—	$31,191,962	$6,840	$44,505,549

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Investment Income
Dividends	$1,120,472	$—	$—	$—	$616,992	$144	$—
Expenses
Asset-based charges	1,187,529	—	1,275,392	—	494,268	11	620,302
Total expenses	1,187,529	—	1,275,392	—	494,268	11	620,302
Net investment income (loss)	(67,057)	—	(1,275,392)	—	122,724	133	(620,302)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,424,789	—	—	—	1,509,775	294	—
Investments	(474,175)	—	3,771,189	—	403,885	(3)	(311,929)
Net change in unrealized appreciation
(depreciation) on investments	(9,554,174)	—	(11,318,666)	—	(7,411,484)	(1,337)	638,258
Net realized and unrealized gain (loss)	(7,603,560)	—	(7,547,477)	—	(5,497,824)	(1,046)	326,329

Net change in net assets
from operations	$(7,670,617)	$—	$(8,822,869)	$—	$(5,375,100)	$(913)	$(293,973)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I
Assets
Investments, at fair value	$14,513	$143,552,954	$5,141	$36,708,734	$—	$39,868,842	$—
Receivables:
Investments in Fund shares sold	1	249,105	—	76,009	—	21,774	—
Investment Division units sold	—	159,153	—	96,383	—	8,736	—
Total assets	14,514	143,961,212	5,141	36,881,126	—	39,899,352	—

Liabilities
Payables:
Investments in Fund shares purchased	—	159,153	—	96,383	—	8,736	—
Investment Division units redeemed	—	232,036	—	71,662	—	16,843	—
Insurance fees due to Jackson
of New York	1	17,069	—	4,347	—	4,931	—
Total liabilities	1	408,258	—	172,392	—	30,510	—
Net assets	$14,513	$143,552,954	$5,141	$36,708,734	$—	$39,868,842	$—

Investments in Funds, shares outstanding	1,330	13,121,842	491	4,293,419	—	3,947,410	—
Investments in Funds, at cost	$14,645	$148,821,404	$5,408	$42,897,127	$—	$42,225,246	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)
Investment Income
Dividends	$—	$6,921,173	$61	$1,077,442	$—	$531,985	$—
Expenses
Asset-based charges	24	2,295,301	4	682,453	—	701,513	—
Total expenses	24	2,295,301	4	682,453	—	701,513	—
Net investment income (loss)	(24)	4,625,872	57	394,989	—	(169,528)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,894,487	—	1,537,042	—
Investments	(2)	1,467,384	(2)	759,256	—	752,300	—
Net change in unrealized appreciation
(depreciation) on investments	(132)	(14,884,493)	(267)	(13,388,382)	—	(6,799,839)	—
Net realized and unrealized gain (loss)	(134)	(13,417,109)	(269)	(10,734,639)	—	(4,510,497)	—

Net change in net assets
from operations	$(158)	$(8,791,237)	$(212)	$(10,339,650)	$—	$(4,680,025)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Assets
Investments, at fair value	$55,159,266	$—	$9,056,808	$766,430	$2,620	$21,064,440	$28,990
Receivables:
Investments in Fund shares sold	71,678	—	5,989	123	—	22,157	1
Investment Division units sold	8,032	—	71	—	—	16,405	—
Total assets	55,238,976	—	9,062,868	766,553	2,620	21,103,002	28,991

Liabilities
Payables:
Investments in Fund shares purchased	8,032	—	71	—	—	16,405	—
Investment Division units redeemed	64,775	—	5,024	48	—	20,043	—
Insurance fees due to Jackson
of New York	6,903	—	965	75	—	2,114	1
Total liabilities	79,710	—	6,060	123	—	38,562	1
Net assets	$55,159,266	$—	$9,056,808	$766,430	$2,620	$21,064,440	$28,990

Investments in Funds, shares outstanding	4,929,336	—	861,732	85,730	292	2,282,171	3,134
Investments in Funds, at cost	$58,299,209	$—	$10,029,334	$832,274	$2,491	$26,533,124	$36,256

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)
Investment Income
Dividends	$1,487,837	$—	$22,622	$—	$—	$179,090	$284
Expenses
Asset-based charges	927,489	—	130,629	4,096	3	335,624	53
Total expenses	927,489	—	130,629	4,096	3	335,624	53
Net investment income (loss)	560,348	—	(108,007)	(4,096)	(3)	(156,534)	231

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	555,350	711
Investments	(942,416)	—	(203,492)	(12,905)	—	(272,063)	(10)
Net change in unrealized appreciation
(depreciation) on investments	(1,643,511)	—	(715,691)	(66,468)	129	(6,371,682)	(7,266)
Net realized and unrealized gain (loss)	(2,585,927)	—	(919,183)	(79,373)	129	(6,088,395)	(6,565)

Net change in net assets
from operations	$(2,025,579)	$—	$(1,027,190)	$(83,469)	$126	$(6,244,929)	$(6,334)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Real Estate Fund - Class A
Assets
Investments, at fair value	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—	$72,529,406
Receivables:
Investments in Fund shares sold	6	3	174,992	—	394	—	65,229
Investment Division units sold	2,470	—	154,062	6,787	—	—	7,041
Total assets	53,228	72,153	46,295,020	13,574	3,127,368	—	72,601,676

Liabilities
Payables:
Investments in Fund shares purchased	2,470	—	154,062	6,787	—	—	7,041
Investment Division units redeemed	—	—	169,384	—	38	—	56,546
Insurance fees due to Jackson
of New York	6	3	5,608	—	356	—	8,683
Total liabilities	2,476	3	329,054	6,787	394	—	72,270
Net assets	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—	$72,529,406

Investments in Funds, shares outstanding	5,405	7,676	5,307,848	776	327,775	—	8,167,726
Investments in Funds, at cost	$54,366	$76,764	$44,572,954	$6,787	$3,333,848	$—	$82,059,619

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(a)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I(b)	JNL/Invesco Global Real Estate Fund - Class A
Investment Income
Dividends	$—	$—	$215,003	$—	$13,305	$—	$3,122,379
Expenses
Asset-based charges	73	25	803,419	—	37,632	—	1,180,609
Total expenses	73	25	803,419	—	37,632	—	1,180,609
Net investment income (loss)	(73)	(25)	(588,416)	—	(24,327)	—	1,941,770

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	606,125
Investments	14	(8)	2,602,777	—	17,047	—	(1,057,026)
Net change in unrealized appreciation
(depreciation) on investments	(3,614)	(4,614)	(12,541,792)	—	(218,129)	—	(7,790,255)
Net realized and unrealized gain (loss)	(3,600)	(4,622)	(9,939,015)	—	(201,082)	—	(8,241,156)

Net change in net assets
from operations	$(3,673)	$(4,647)	$(10,527,431)	$—	$(225,409)	$—	$(6,299,386)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I
Assets
Investments, at fair value	$—	$60,313,257	$87,764	$122,126,358	$108,137	$591,795	$—
Receivables:
Investments in Fund shares sold	—	16,312	128	215,757	4	158	—
Investment Division units sold	—	15,251	—	246,734	—	—	—
Total assets	—	60,344,820	87,892	122,588,849	108,141	591,953	—

Liabilities
Payables:
Investments in Fund shares purchased	—	15,251	—	246,734	—	—	—
Investment Division units redeemed	—	9,255	125	201,386	—	101	—
Insurance fees due to Jackson
of New York	—	7,057	3	14,371	4	57	—
Total liabilities	—	31,563	128	462,491	4	158	—
Net assets	$—	$60,313,257	$87,764	$122,126,358	$108,137	$591,795	$—

Investments in Funds, shares outstanding	—	5,150,577	7,101	5,667,116	4,819	61,903	—
Investments in Funds, at cost	$—	$64,651,651	$96,854	$123,106,278	$139,441	$607,591	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(b)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(b)	JNL/JPMorgan Hedged Equity Fund - Class A(a)	JNL/JPMorgan Hedged Equity Fund - Class I(a)
Investment Income
Dividends	$—	$1,378,590	$2,161	$—	$—	$1,627	$—
Expenses
Asset-based charges	—	1,000,523	164	1,980,324	281	1,354	—
Total expenses	—	1,000,523	164	1,980,324	281	1,354	—
Net investment income (loss)	—	378,067	1,997	(1,980,324)	(281)	273	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	6,244,259	5,531	1,055	—
Investments	—	1,075,631	(4,534)	6,576,117	(95)	(83)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(13,395,499)	(9,090)	(25,471,546)	(31,304)	(15,796)	—
Net realized and unrealized gain (loss)	—	(12,319,868)	(13,624)	(12,651,170)	(25,868)	(14,824)	—

Net change in net assets
from operations	$—	$(11,941,801)	$(11,627)	$(14,631,494)	$(26,149)	$(14,551)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A
Assets
Investments, at fair value	$94,157,553	$10,788	$58,328,372	$10,044	$30,663,676	$170,471	$3,737,024
Receivables:
Investments in Fund shares sold	213,438	—	40,508	—	21,382	6	316
Investment Division units sold	236,290	—	11,026	—	15,958	—	273
Total assets	94,607,281	10,788	58,379,906	10,044	30,701,016	170,477	3,737,613

Liabilities
Payables:
Investments in Fund shares purchased	236,290	—	11,026	—	15,958	—	273
Investment Division units redeemed	202,797	—	33,833	—	17,974	—	—
Insurance fees due to Jackson
of New York	10,641	—	6,675	—	3,408	6	316
Total liabilities	449,728	—	51,534	—	37,340	6	589
Net assets	$94,157,553	$10,788	$58,328,372	$10,044	$30,663,676	$170,471	$3,737,024

Investments in Funds, shares outstanding	3,185,303	354	4,592,785	752	3,336,635	18,509	313,246
Investments in Funds, at cost	$100,028,005	$12,386	$60,801,793	$9,999	$33,702,090	$177,029	$3,773,952

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A
Investment Income
Dividends	$—	$—	$1,805,221	$—	$462,172	$967	$7,979
Expenses
Asset-based charges	1,419,584	14	806,048	1	404,391	109	40,665
Total expenses	1,419,584	14	806,048	1	404,391	109	40,665
Net investment income (loss)	(1,419,584)	(14)	999,173	(1)	57,781	858	(32,686)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	9,862,406	645	144,169	—	—	—	—
Investments	2,826,805	(3)	(790,939)	—	190,305	(111)	38,167
Net change in unrealized appreciation
(depreciation) on investments	(18,275,510)	(1,598)	(911,510)	45	(6,561,450)	(6,558)	(481,265)
Net realized and unrealized gain (loss)	(5,586,299)	(956)	(1,558,280)	45	(6,371,145)	(6,669)	(443,098)

Net change in net assets
from operations	$(7,005,883)	$(970)	$(559,107)	$44	$(6,313,364)	$(5,811)	$(475,784)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/MC 10 x 10 Fund - Class A	JNL/MC 10 x 10 Fund - Class I	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I	JNL/MC Consumer Discretionary Sector Fund - Class A
Assets
Investments, at fair value	$—	$32,952	$36,825,188	$—	$66,793,324	$—	$74,258,008
Receivables:
Investments in Fund shares sold	—	3	10,666	—	57,578	—	216,927
Investment Division units sold	—	—	490	—	—	—	211,552
Total assets	—	32,955	36,836,344	—	66,850,902	—	74,686,487

Liabilities
Payables:
Investments in Fund shares purchased	—	—	490	—	—	—	211,552
Investment Division units redeemed	—	—	6,129	—	50,017	—	208,145
Insurance fees due to Jackson
of New York	—	3	4,537	—	7,561	—	8,782
Total liabilities	—	3	11,156	—	57,578	—	428,479
Net assets	$—	$32,952	$36,825,188	$—	$66,793,324	$—	$74,258,008

Investments in Funds, shares outstanding	—	3,728	2,920,316	—	5,843,685	—	3,703,641
Investments in Funds, at cost	$—	$34,575	$29,975,402	$—	$68,752,870	$—	$71,691,351

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/Loomis Sayles Global Growth Fund - Class A(b)	JNL/MC 10 x 10 Fund - Class A	JNL/MC 10 x 10 Fund - Class I(b)	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$1,423,417	$—	$547,622
Expenses
Asset-based charges	—	60	640,271	—	924,662	—	1,192,882
Total expenses	—	60	640,271	—	924,662	—	1,192,882
Net investment income (loss)	—	(60)	(640,271)	—	498,755	—	(645,260)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	1,453,618
Investments	—	(1)	2,236,699	—	(436,737)	—	2,932,473
Net change in unrealized appreciation
(depreciation) on investments	—	(1,623)	(5,773,134)	—	(1,334,928)	—	(6,409,140)
Net realized and unrealized gain (loss)	—	(1,624)	(3,536,435)	—	(1,771,665)	—	(2,023,049)

Net change in net assets
from operations	$—	$(1,684)	$(4,176,706)	$—	$(1,272,910)	$—	$(2,668,309)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Consumer Discretionary Sector Fund - Class I	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I
Assets
Investments, at fair value	$24,627	$2,804,267	$22,970	$16,028,588	$—	$74,542,102	$15,583
Receivables:
Investments in Fund shares sold	10	952	—	5,189	—	194,493	1
Investment Division units sold	—	10,500	13,599	110,145	—	337,186	—
Total assets	24,637	2,815,719	36,569	16,143,922	—	75,073,781	15,584

Liabilities
Payables:
Investments in Fund shares purchased	—	10,500	13,599	110,145	—	337,186	—
Investment Division units redeemed	9	638	—	3,306	—	185,749	—
Insurance fees due to Jackson
of New York	1	314	—	1,883	—	8,744	1
Total liabilities	10	11,452	13,599	115,334	—	531,679	1
Net assets	$24,627	$2,804,267	$22,970	$16,028,588	$—	$74,542,102	$15,583

Investments in Funds, shares outstanding	1,204	290,297	2,368	603,713	—	7,614,106	1,582
Investments in Funds, at cost	$27,764	$2,960,391	$23,550	$16,500,273	$—	$78,322,106	$16,265

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Consumer Discretionary Sector Fund - Class I(a)	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)
Investment Income
Dividends	$269	$—	$—	$—	$—	$1,431,063	$203
Expenses
Asset-based charges	39	23,457	14	191,937	—	1,224,215	15
Total expenses	39	23,457	14	191,937	—	1,224,215	15
Net investment income (loss)	230	(23,457)	(14)	(191,937)	—	206,848	188

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	493	—	—	—	—	—	—
Investments	(3,449)	(11,402)	1	215,261	—	2,661,777	(2)
Net change in unrealized appreciation
(depreciation) on investments	(3,137)	(175,695)	(580)	(1,197,637)	—	(17,846,320)	(682)
Net realized and unrealized gain (loss)	(6,093)	(187,097)	(579)	(982,376)	—	(15,184,543)	(684)

Net change in net assets
from operations	$(5,863)	$(210,554)	$(593)	$(1,174,313)	$—	$(14,977,695)	$(496)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I	JNL/MC Healthcare Sector Fund - Class A
Assets
Investments, at fair value	$81,253,109	$7,749	$30,089,973	$—	$98,216,708	$29,210	$247,359,500
Receivables:
Investments in Fund shares sold	64,983	—	172,650	—	155,343	1	332,859
Investment Division units sold	124,486	—	169,558	—	176,941	—	282,050
Total assets	81,442,578	7,749	30,432,181	—	98,548,992	29,211	247,974,409

Liabilities
Payables:
Investments in Fund shares purchased	124,486	—	169,558	—	176,941	—	282,050
Investment Division units redeemed	55,193	—	169,115	—	143,815	—	303,466
Insurance fees due to Jackson
of New York	9,790	—	3,535	—	11,528	1	29,393
Total liabilities	189,469	—	342,208	—	332,284	1	614,909
Net assets	$81,253,109	$7,749	$30,089,973	$—	$98,216,708	$29,210	$247,359,500

Investments in Funds, shares outstanding	4,034,415	378	2,703,502	—	8,525,756	2,527	9,426,810
Investments in Funds, at cost	$107,111,479	$10,198	$34,530,018	$—	$102,933,625	$34,777	$231,821,343

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(b)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A
Investment Income
Dividends	$2,994,764	$591	$1,146,919	$—	$1,405,518	$417	$2,341,096
Expenses
Asset-based charges	1,603,091	21	503,428	—	1,691,537	56	3,694,792
Total expenses	1,603,091	21	503,428	—	1,691,537	56	3,694,792
Net investment income (loss)	1,391,673	570	643,491	—	(286,019)	361	(1,353,696)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	3,050,356	772	3,911,918
Investments	(1,276,030)	(3,774)	(114,509)	—	4,076,371	(14)	6,507,824
Net change in unrealized appreciation
(depreciation) on investments	(22,783,876)	(2,449)	(6,544,297)	—	(25,164,239)	(5,567)	(1,284,726)
Net realized and unrealized gain (loss)	(24,059,906)	(6,223)	(6,658,806)	—	(18,037,512)	(4,809)	9,135,016

Net change in net assets
from operations	$(22,668,233)	$(5,653)	$(6,015,315)	$—	$(18,323,531)	$(4,448)	$7,781,320

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Healthcare Sector Fund - Class I	JNL/MC Index 5 Fund - Class A	JNL/MC Index 5 Fund - Class I	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I
Assets
Investments, at fair value	$33,120	$75,264,242	$—	$2,346,248	$8,243	$202,283,612	$33,715
Receivables:
Investments in Fund shares sold	10	14,008	—	383	—	528,372	11
Investment Division units sold	—	9,911	—	—	—	742,639	—
Total assets	33,130	75,288,161	—	2,346,631	8,243	203,554,623	33,726

Liabilities
Payables:
Investments in Fund shares purchased	—	9,911	—	—	—	742,639	—
Investment Division units redeemed	9	4,586	—	116	—	503,600	10
Insurance fees due to Jackson
of New York	1	9,422	—	267	—	24,772	1
Total liabilities	10	23,919	—	383	—	1,271,011	11
Net assets	$33,120	$75,264,242	$—	$2,346,248	$8,243	$202,283,612	$33,715

Investments in Funds, shares outstanding	1,256	5,583,401	—	256,982	899	13,521,632	2,206
Investments in Funds, at cost	$34,846	$63,912,610	$—	$2,696,931	$9,951	$174,579,347	$39,307

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A	JNL/MC Index 5 Fund - Class I(b)	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)
Investment Income
Dividends	$380	$—	$—	$—	$—	$929,017	$490
Expenses
Asset-based charges	121	1,317,607	—	29,997	13	3,325,411	81
Total expenses	121	1,317,607	—	29,997	13	3,325,411	81
Net investment income (loss)	259	(1,317,607)	—	(29,997)	(13)	(2,396,394)	409

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	491	—	—	—	—	2,474,689	927
Investments	(12,013)	3,577,724	—	(32,815)	(3)	15,253,633	(5,644)
Net change in unrealized appreciation
(depreciation) on investments	(1,726)	(9,850,504)	—	(366,801)	(1,708)	(22,163,400)	(5,592)
Net realized and unrealized gain (loss)	(13,248)	(6,272,780)	—	(399,616)	(1,711)	(4,435,078)	(10,309)

Net change in net assets
from operations	$(12,989)	$(7,590,387)	$—	$(429,613)	$(1,724)	$(6,831,472)	$(9,900)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I	JNL/MC MSCI KLD 400 Social Index Fund - Class A
Assets
Investments, at fair value	$94,116,785	$179,164	$200,683,143	$—	$1,073,003	$—	$1,118,492
Receivables:
Investments in Fund shares sold	26,554	7	101,992	—	175	—	359
Investment Division units sold	11,165	—	82,485	—	—	—	—
Total assets	94,154,504	179,171	200,867,620	—	1,073,178	—	1,118,851

Liabilities
Payables:
Investments in Fund shares purchased	11,165	—	82,485	—	—	—	—
Investment Division units redeemed	15,402	—	76,349	—	44	—	228
Insurance fees due to Jackson
of New York	11,152	7	25,643	—	131	—	131
Total liabilities	37,719	7	184,477	—	175	—	359
Net assets	$94,116,785	$179,164	$200,683,143	$—	$1,073,003	$—	$1,118,492

Investments in Funds, shares outstanding	7,875,882	14,356	14,595,138	—	123,476	—	106,018
Investments in Funds, at cost	$108,201,075	$208,932	$176,883,570	$—	$1,243,398	$—	$1,179,476

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A
Investment Income
Dividends	$3,578,251	$6,811	$5,287,909	$—	$—	$—	$103
Expenses
Asset-based charges	1,618,709	304	3,773,016	—	20,584	—	14,279
Total expenses	1,618,709	304	3,773,016	—	20,584	—	14,279
Net investment income (loss)	1,959,542	6,507	1,514,893	—	(20,584)	—	(14,176)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,213,757	12,618	—	—	—	—	3,601
Investments	1,680,430	(14,206)	12,816,191	—	(125,590)	—	8,063
Net change in unrealized appreciation
(depreciation) on investments	(28,108,300)	(29,768)	(39,537,949)	—	(192,298)	—	(83,862)
Net realized and unrealized gain (loss)	(19,214,113)	(31,356)	(26,721,758)	—	(317,888)	—	(72,198)

Net change in net assets
from operations	$(17,254,571)	$(24,849)	$(25,206,865)	$—	$(338,472)	$—	$(86,374)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC MSCI KLD 400 Social Index Fund - Class I	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I
Assets
Investments, at fair value	$—	$3,811,021	$—	$139,168,639	$112,557	$17,736,122	$—
Receivables:
Investments in Fund shares sold	—	1,357	—	188,461	23	6,650	—
Investment Division units sold	—	—	—	383,612	—	3,096	—
Total assets	—	3,812,378	—	139,740,712	112,580	17,745,868	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	383,612	—	3,096	—
Investment Division units redeemed	—	946	—	172,433	19	4,657	—
Insurance fees due to Jackson
of New York	—	411	—	16,028	4	1,993	—
Total liabilities	—	1,357	—	572,073	23	9,746	—
Net assets	$—	$3,811,021	$—	$139,168,639	$112,557	$17,736,122	$—

Investments in Funds, shares outstanding	—	172,288	—	6,182,525	7,610	1,332,541	—
Investments in Funds, at cost	$—	$4,712,794	$—	$135,382,978	$131,931	$19,793,845	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(b)
Investment Income
Dividends	$—	$138,547	$—	$454,398	$1,586	$897,551	$—
Expenses
Asset-based charges	—	41,648	—	2,061,308	302	290,652	—
Total expenses	—	41,648	—	2,061,308	302	290,652	—
Net investment income (loss)	—	96,899	—	(1,606,910)	1,284	606,899	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	419,171	—	985,715	2,276	507,052	—
Investments	—	(7,320)	—	7,092,293	(14,702)	184,590	—
Net change in unrealized appreciation
(depreciation) on investments	—	(937,806)	—	(12,389,276)	(19,374)	(4,665,455)	—
Net realized and unrealized gain (loss)	—	(525,955)	—	(4,311,268)	(31,800)	(3,973,813)	—

Net change in net assets
from operations	$—	$(429,056)	$—	$(5,918,178)	$(30,516)	$(3,366,914)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I	JNL/MC S&P 400 MidCap Index Fund - Class A
Assets
Investments, at fair value	$2,054,228	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893
Receivables:
Investments in Fund shares sold	1,616	2	819	—	186	5	154,951
Investment Division units sold	1,328	6,786	62,590	—	—	—	386,627
Total assets	2,057,172	73,739	5,224,000	10,077	1,517,158	130,576	177,185,471

Liabilities
Payables:
Investments in Fund shares purchased	1,328	6,786	62,590	—	—	—	386,627
Investment Division units redeemed	1,383	—	220	—	17	—	134,036
Insurance fees due to Jackson
of New York	233	2	599	—	169	5	20,915
Total liabilities	2,944	6,788	63,409	—	186	5	541,578
Net assets	$2,054,228	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893

Investments in Funds, shares outstanding	211,995	6,909	486,848	947	157,526	13,531	9,868,374
Investments in Funds, at cost	$2,115,253	$70,431	$5,639,863	$10,465	$1,672,995	$146,947	$191,030,882

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I(a)	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 400 MidCap Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$1,792,841
Expenses
Asset-based charges	31,008	146	28,819	5	13,235	193	2,990,523
Total expenses	31,008	146	28,819	5	13,235	193	2,990,523
Net investment income (loss)	(31,008)	(146)	(28,819)	(5)	(13,235)	(193)	(1,197,682)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	10,781,914
Investments	16,003	5	(52,225)	—	(25,810)	(2,692)	5,833,406
Net change in unrealized appreciation
(depreciation) on investments	(85,596)	(3,480)	(487,600)	(388)	(161,419)	(16,376)	(41,131,312)
Net realized and unrealized gain (loss)	(69,593)	(3,475)	(539,825)	(388)	(187,229)	(19,068)	(24,515,992)

Net change in net assets
from operations	$(100,601)	$(3,621)	$(568,644)	$(393)	$(200,464)	$(19,261)	$(25,713,674)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC S&P 400 MidCap Index Fund - Class I	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I	JNL/MC Telecommunications Sector Fund - Class A
Assets
Investments, at fair value	$126,992	$555,333,949	$34,637,367	$4,990	$141,487,158	$283,691	$8,980,343
Receivables:
Investments in Fund shares sold	4	527,795	6,156	—	2,074,507	15	20,856
Investment Division units sold	17,107	1,416,929	70,181	—	2,156,469	—	18,186
Total assets	144,103	557,278,673	34,713,704	4,990	145,718,134	283,706	9,019,385

Liabilities
Payables:
Investments in Fund shares purchased	17,107	1,416,929	70,181	—	2,156,469	—	18,186
Investment Division units redeemed	—	461,933	2,149	—	2,057,802	—	19,797
Insurance fees due to Jackson
of New York	4	65,862	4,007	—	16,705	15	1,059
Total liabilities	17,111	1,944,724	76,337	—	4,230,976	15	39,042
Net assets	$126,992	$555,333,949	$34,637,367	$4,990	$141,487,158	$283,691	$8,980,343

Investments in Funds, shares outstanding	6,947	28,493,276	6,218,558	919	8,859,559	17,404	785,682
Investments in Funds, at cost	$150,326	$524,677,644	$52,913,455	$4,999	$155,694,469	$335,776	$10,591,778

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Telecommunications Sector Fund - Class A
Investment Income
Dividends	$1,374	$8,316,348	$819,296	$—	$1,434,349	$2,059	$400,316
Expenses
Asset-based charges	175	8,671,974	498,386	1	2,326,803	322	146,501
Total expenses	175	8,671,974	498,386	1	2,326,803	322	146,501
Net investment income (loss)	1,199	(355,626)	320,910	(1)	(892,454)	1,737	253,815

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,574	30,692,195	7,547,007	—	16,254,565	18,640	1,261,938
Investments	(8,980)	25,422,587	(684,808)	—	5,957,472	(2,991)	(3,723)
Net change in unrealized appreciation
(depreciation) on investments	(23,334)	(93,151,865)	(18,103,082)	(9)	(38,400,564)	(52,085)	(2,293,758)
Net realized and unrealized gain (loss)	(25,740)	(37,037,083)	(11,240,883)	(9)	(16,188,527)	(36,436)	(1,035,543)

Net change in net assets
from operations	$(24,541)	$(37,392,709)	$(10,919,973)	$(10)	$(17,080,981)	$(34,699)	$(781,728)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/MC Telecommunications Sector Fund - Class I	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Assets
Investments, at fair value	$—	$9,572,727	$22,486	$89,189,055	$20,295	$2,762,476	$10,343
Receivables:
Investments in Fund shares sold	—	9,355	10	140,168	1	11,150	—
Investment Division units sold	—	9,040	—	207,459	—	2,877	—
Total assets	—	9,591,122	22,496	89,536,682	20,296	2,776,503	10,343

Liabilities
Payables:
Investments in Fund shares purchased	—	9,040	—	207,459	—	2,877	—
Investment Division units redeemed	—	8,357	9	129,096	—	10,831	—
Insurance fees due to Jackson
of New York	—	998	1	11,072	1	319	—
Total liabilities	—	18,395	10	347,627	1	14,027	—
Net assets	$—	$9,572,727	$22,486	$89,189,055	$20,295	$2,762,476	$10,343

Investments in Funds, shares outstanding	—	720,838	1,689	8,856,907	2,001	297,681	1,113
Investments in Funds, at cost	$—	$9,394,009	$23,262	$102,573,056	$24,079	$2,937,087	$11,367

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MC Telecommunications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Investment Income
Dividends	$364	$141,791	$175	$453,678	$95	$—	$—
Expenses
Asset-based charges	7	65,433	14	1,337,003	27	7,851	18
Total expenses	7	65,433	14	1,337,003	27	7,851	18
Net investment income (loss)	357	76,358	161	(883,325)	68	(7,851)	(18)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,079	70,801	80	5,321,496	820	—	—
Investments	(2,757)	119,877	63	1,869,154	(6)	(20,543)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(233,172)	(776)	(20,125,185)	(3,784)	(174,611)	(1,024)
Net realized and unrealized gain (loss)	(1,678)	(42,494)	(633)	(12,934,535)	(2,970)	(195,154)	(1,024)

Net change in net assets
from operations	$(1,321)	$33,864	$(472)	$(13,817,860)	$(2,902)	$(203,005)	$(1,042)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I
Assets
Investments, at fair value	$922,885	$—	$665,717	$40,557,176	$4,990	$6,274,078	$—
Receivables:
Investments in Fund shares sold	126	—	55	161,653	—	2,478	—
Investment Division units sold	—	—	13	33,217	—	—	—
Total assets	923,011	—	665,785	40,752,046	4,990	6,276,556	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	13	33,217	—	—	—
Investment Division units redeemed	54	—	—	156,822	—	1,943	—
Insurance fees due to Jackson
of New York	72	—	55	4,831	—	535	—
Total liabilities	126	—	68	194,870	—	2,478	—
Net assets	$922,885	$—	$665,717	$40,557,176	$4,990	$6,274,078	$—

Investments in Funds, shares outstanding	92,104	—	66,439	3,833,382	468	629,928	—
Investments in Funds, at cost	$925,697	$—	$802,993	$41,751,720	$4,999	$6,522,921	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)
Investment Income
Dividends	$10,423	$—	$2,874	$854,132	$—	$137,386	$—
Expenses
Asset-based charges	8,127	—	7,719	641,678	1	72,416	—
Total expenses	8,127	—	7,719	641,678	1	72,416	—
Net investment income (loss)	2,296	—	(4,845)	212,454	(1)	64,970	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	410	—	(31,501)	41,496	—	(29,471)	—
Net change in unrealized appreciation
(depreciation) on investments	2,987	—	(56,640)	(2,025,018)	(9)	(65,152)	—
Net realized and unrealized gain (loss)	3,397	—	(88,141)	(1,983,522)	(9)	(94,623)	—

Net change in net assets
from operations	$5,693	$—	$(92,986)	$(1,771,068)	$(10)	$(29,653)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
Assets
Investments, at fair value	$2,644,864	$122,287,349	$—	$22,186,364	$65,055	$18,889,062	$—
Receivables:
Investments in Fund shares sold	245	122,550	—	61,611	3	33,910	—
Investment Division units sold	—	197,776	—	85,819	—	—	—
Total assets	2,645,109	122,607,675	—	22,333,794	65,058	18,922,972	—

Liabilities
Payables:
Investments in Fund shares purchased	—	197,776	—	85,819	—	—	—
Investment Division units redeemed	23	107,598	—	59,049	—	31,753	—
Insurance fees due to Jackson
of New York	222	14,952	—	2,562	3	2,157	—
Total liabilities	245	320,326	—	147,430	3	33,910	—
Net assets	$2,644,864	$122,287,349	$—	$22,186,364	$65,055	$18,889,062	$—

Investments in Funds, shares outstanding	296,842	7,833,911	—	2,214,208	6,467	1,721,883	—
Investments in Funds, at cost	$3,198,720	$119,715,015	$—	$22,132,417	$64,957	$19,616,128	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I(a)
Investment Income
Dividends	$—	$944,459	$—	$72,636	$136	$570,472	$—
Expenses
Asset-based charges	32,447	2,174,293	—	202,904	53	317,868	2
Total expenses	32,447	2,174,293	—	202,904	53	317,868	2
Net investment income (loss)	(32,447)	(1,229,834)	—	(130,268)	83	252,604	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	113,697	3,197,635	—	—	—	180,946	—
Investments	(212,652)	6,489,770	—	(10,373)	—	(100,935)	76
Net change in unrealized appreciation
(depreciation) on investments	(862,573)	(29,850,336)	—	43,196	98	(1,277,684)	—
Net realized and unrealized gain (loss)	(961,528)	(20,162,931)	—	32,823	98	(1,197,673)	76

Net change in net assets
from operations	$(993,975)	$(21,392,765)	$—	$(97,445)	$181	$(945,069)	$74

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I	JNL/PPM America Long Short Credit Fund - Class A
Assets
Investments, at fair value	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731	$—	$1,134,039
Receivables:
Investments in Fund shares sold	96,344	—	105,358	11	230,022	—	98
Investment Division units sold	39,606	—	42,311	10,167	17,633	—	—
Total assets	74,293,736	6,316	99,971,419	67,033	102,193,386	—	1,134,137

Liabilities
Payables:
Investments in Fund shares purchased	39,606	—	42,311	10,167	17,633	—	—
Investment Division units redeemed	87,514	—	93,913	9	218,221	—	5
Insurance fees due to Jackson
of New York	8,830	—	11,445	2	11,801	—	93
Total liabilities	135,950	—	147,669	10,178	247,655	—	98
Net assets	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731	$—	$1,134,039

Investments in Funds, shares outstanding	7,676,789	647	9,873,764	5,618	8,404,430	—	134,365
Investments in Funds, at cost	$82,582,537	$6,470	$105,325,615	$58,212	$113,530,900	$—	$1,228,010

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A
Investment Income
Dividends	$538,299	$66	$3,235,775	$614	$6,619,478	$—	$30,713
Expenses
Asset-based charges	1,136,408	12	1,382,620	86	1,633,673	1	10,836
Total expenses	1,136,408	12	1,382,620	86	1,633,673	1	10,836
Net investment income (loss)	(598,109)	54	1,853,155	528	4,985,805	(1)	19,877

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,176,996)	(1)	(389,356)	(2,537)	(331,671)	14	(9,812)
Net change in unrealized appreciation
(depreciation) on investments	(126,260)	(154)	(4,118,342)	(1,357)	(12,107,046)	—	(52,027)
Net realized and unrealized gain (loss)	(2,303,256)	(155)	(4,507,698)	(3,894)	(12,438,717)	14	(61,839)

Net change in net assets
from operations	$(2,901,365)	$(101)	$(2,654,543)	$(3,366)	$(7,452,912)	$13	$(41,962)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I
Assets
Investments, at fair value	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523
Receivables:
Investments in Fund shares sold	—	8,726	—	9,656	1	63,551	1
Investment Division units sold	—	77,556	—	72,801	—	—	—
Total assets	—	32,517,642	12,758	38,620,671	17,372	28,557,736	17,524

Liabilities
Payables:
Investments in Fund shares purchased	—	77,556	—	72,801	—	—	—
Investment Division units redeemed	—	5,007	—	4,897	—	60,315	—
Insurance fees due to Jackson
of New York	—	3,719	—	4,759	1	3,236	1
Total liabilities	—	86,282	—	82,457	1	63,551	1
Net assets	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523

Investments in Funds, shares outstanding	—	2,893,074	1,128	3,709,164	1,620	2,471,308	1,524
Investments in Funds, at cost	$—	$41,197,313	$17,466	$47,567,949	$25,091	$29,269,738	$17,462

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)
Investment Income
Dividends	$—	$356,336	$183	$326,814	$197	$658,082	$—
Expenses
Asset-based charges	—	540,409	37	920,759	48	350,761	2
Total expenses	—	540,409	37	920,759	48	350,761	2
Net investment income (loss)	—	(184,073)	146	(593,945)	149	307,321	(2)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	3,636,365	1,438	6,040,299	2,648	—	—
Investments	—	365,374	(13)	5,525,037	(19)	(87,010)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(12,444,932)	(4,708)	(21,262,738)	(7,720)	(865,334)	61
Net realized and unrealized gain (loss)	—	(8,443,193)	(3,283)	(9,697,402)	(5,091)	(952,344)	61

Net change in net assets
from operations	$—	$(8,627,266)	$(3,137)	$(10,291,347)	$(4,942)	$(645,023)	$59

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I	JNL/S&P Dividend Income & Growth Fund - Class A
Assets
Investments, at fair value	$12,766,645	$6,376	$430,429,668	$21,591	$51,736,968	$—	$248,011,658
Receivables:
Investments in Fund shares sold	3,672	—	310,381	1	64,897	—	496,603
Investment Division units sold	8,899	—	215,517	—	59,917	—	463,159
Total assets	12,779,216	6,376	430,955,566	21,592	51,861,782	—	248,971,420

Liabilities
Payables:
Investments in Fund shares purchased	8,899	—	215,517	—	59,917	—	463,159
Investment Division units redeemed	2,076	—	259,976	—	58,964	—	466,987
Insurance fees due to Jackson
of New York	1,596	—	50,405	1	5,933	—	29,616
Total liabilities	12,571	—	525,898	1	124,814	—	959,762
Net assets	$12,766,645	$6,376	$430,429,668	$21,591	$51,736,968	$—	$248,011,658

Investments in Funds, shares outstanding	634,210	314	22,500,244	1,125	3,340,024	—	18,522,155
Investments in Funds, at cost	$12,332,419	$6,976	$389,776,704	$23,684	$53,281,479	$—	$275,391,696

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Investment Income
Dividends	$244,752	$41	$—	$—	$471,490	$—	$8,159,572
Expenses
Asset-based charges	229,738	6	7,139,292	23	789,325	—	4,074,992
Total expenses	229,738	6	7,139,292	23	789,325	—	4,074,992
Net investment income (loss)	15,014	35	(7,139,292)	(23)	(317,835)	—	4,084,580

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	2,494,844	—	23,076,596
Investments	623,485	(119)	20,430,453	(2)	1,319,930	—	2,961,754
Net change in unrealized appreciation
(depreciation) on investments	(2,937,160)	(600)	(47,559,186)	(2,093)	(5,533,446)	—	(48,180,530)
Net realized and unrealized gain (loss)	(2,313,675)	(719)	(27,128,733)	(2,095)	(1,718,672)	—	(22,142,180)

Net change in net assets
from operations	$(2,298,661)	$(684)	$(34,268,025)	$(2,118)	$(2,036,507)	$—	$(18,057,600)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I
Assets
Investments, at fair value	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520	$500,639
Receivables:
Investments in Fund shares sold	14	21,058	—	10,734	—	34,563	26
Investment Division units sold	—	—	—	24,786	—	19,593	—
Total assets	48,532	3,413,410	—	51,347,287	8,593	138,499,676	500,665

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	24,786	—	19,593	—
Investment Division units redeemed	12	20,775	—	4,603	—	17,194	—
Insurance fees due to Jackson
of New York	2	283	—	6,131	—	17,369	26
Total liabilities	14	21,058	—	35,520	—	54,156	26
Net assets	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520	$500,639

Investments in Funds, shares outstanding	3,570	370,344	—	3,902,036	642	6,681,734	24,069
Investments in Funds, at cost	$57,092	$3,867,956	$—	$56,403,098	$8,272	$116,887,960	$567,533

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Investment Income
Dividends	$1,721	$210,578	$—	$875,782	$—	$—	$—
Expenses
Asset-based charges	131	36,789	—	852,355	1	2,432,337	1,195
Total expenses	131	36,789	—	852,355	1	2,432,337	1,195
Net investment income (loss)	1,590	173,789	—	23,427	(1)	(2,432,337)	(1,195)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	4,375	—	—	1,805,663	—	—	—
Investments	(7)	54,201	—	973,581	—	8,462,749	(288)
Net change in unrealized appreciation
(depreciation) on investments	(8,574)	(857,359)	—	(6,590,773)	321	(18,128,023)	(66,894)
Net realized and unrealized gain (loss)	(4,206)	(803,158)	—	(3,811,529)	321	(9,665,274)	(67,182)

Net change in net assets
from operations	$(2,616)	$(629,369)	$—	$(3,788,102)	$320	$(12,097,611)	$(68,377)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I	JNL/S&P Managed Moderate Growth Fund - Class A
Assets
Investments, at fair value	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—	$400,494,684
Receivables:
Investments in Fund shares sold	132,296	—	671,402	—	87,198	—	935,981
Investment Division units sold	169,951	—	902,718	—	6,277	—	511,449
Total assets	105,995,842	—	356,779,176	—	253,988,774	—	401,942,114

Liabilities
Payables:
Investments in Fund shares purchased	169,951	—	902,718	—	6,277	—	511,449
Investment Division units redeemed	118,976	—	627,191	—	55,822	—	886,669
Insurance fees due to Jackson
of New York	13,320	—	44,211	—	31,376	—	49,312
Total liabilities	302,247	—	1,574,120	—	93,475	—	1,447,430
Net assets	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—	$400,494,684

Investments in Funds, shares outstanding	8,062,059	—	20,022,833	—	17,039,953	—	24,010,473
Investments in Funds, at cost	$96,188,931	$—	$279,280,911	$—	$217,468,338	$—	$329,151,964

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,806,589	—	6,062,773	—	4,219,785	—	6,831,154
Total expenses	1,806,589	—	6,062,773	—	4,219,785	—	6,831,154
Net investment income (loss)	(1,806,589)	—	(6,062,773)	—	(4,219,785)	—	(6,831,154)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,210,829	—	16,708,741	—	9,286,283	—	22,077,123
Net change in unrealized appreciation
(depreciation) on investments	(5,737,814)	—	(39,078,512)	—	(18,188,148)	—	(42,283,902)
Net realized and unrealized gain (loss)	(2,526,985)	—	(22,369,771)	—	(8,901,865)	—	(20,206,779)

Net change in net assets
from operations	$(4,333,574)	$—	$(28,432,544)	$—	$(13,121,650)	$—	$(27,037,933)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Assets
Investments, at fair value	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984	$163,494,244
Receivables:
Investments in Fund shares sold	—	4,290	—	7,861	—	3,695	179,629
Investment Division units sold	—	15,038	—	2,976	—	3,040	155,401
Total assets	—	17,797,945	—	31,297,033	2,875	4,029,719	163,829,274

Liabilities
Payables:
Investments in Fund shares purchased	—	15,038	—	2,976	—	3,040	155,401
Investment Division units redeemed	—	2,281	—	4,154	—	3,362	162,944
Insurance fees due to Jackson
of New York	—	2,009	—	3,707	—	333	16,685
Total liabilities	—	19,328	—	10,837	—	6,735	335,030
Net assets	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984	$163,494,244

Investments in Funds, shares outstanding	—	1,664,665	—	2,674,034	244	413,462	11,779,124
Investments in Funds, at cost	$—	$18,958,977	$—	$36,388,115	$2,757	$4,052,202	$163,499,146

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Investment Income
Dividends	$—	$340,478	$—	$454,268	$—	$—	$933,518
Expenses
Asset-based charges	—	292,919	—	537,958	—	42,715	1,766,896
Total expenses	—	292,919	—	537,958	—	42,715	1,766,896
Net investment income (loss)	—	47,559	—	(83,690)	—	(42,715)	(833,378)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	1,838,380	—	83,739	4,553,497
Investments	—	517,018	—	220,499	—	14	2,003,937
Net change in unrealized appreciation
(depreciation) on investments	—	(4,035,328)	—	(6,421,757)	118	(95,205)	(8,303,947)
Net realized and unrealized gain (loss)	—	(3,518,310)	—	(4,362,878)	118	(11,452)	(1,746,513)

Net change in net assets
from operations	$—	$(3,470,751)	$—	$(4,446,568)	$118	$(54,167)	$(2,579,891)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749	$82,471,257
Receivables:
Investments in Fund shares sold	45	310,593	232	2,072	149,935	148	71,853
Investment Division units sold	—	281,022	25,635	379	131,515	—	38,690
Total assets	299,062	461,399,196	491,066	23,670,306	301,377,609	220,897	82,581,800

Liabilities
Payables:
Investments in Fund shares purchased	—	281,022	25,635	379	131,515	—	38,690
Investment Division units redeemed	34	256,045	215	31	112,890	139	62,310
Insurance fees due to Jackson
of New York	11	54,548	17	2,041	37,045	9	9,543
Total liabilities	45	591,615	25,867	2,451	281,450	148	110,543
Net assets	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749	$82,471,257

Investments in Funds, shares outstanding	21,497	12,126,515	11,834	2,139,951	7,058,044	4,930	8,441,275
Investments in Funds, at cost	$326,928	$462,640,290	$564,485	$24,885,187	$291,566,507	$256,977	$83,234,457

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$2,124	$359,951	$1,654	$—	$—	$—	$964,221
Expenses
Asset-based charges	453	7,225,565	1,345	161,162	4,747,812	427	893,082
Total expenses	453	7,225,565	1,345	161,162	4,747,812	427	893,082
Net investment income (loss)	1,671	(6,865,614)	309	(161,162)	(4,747,812)	(427)	71,139

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	8,452	59,576,066	78,752	—	23,662,170	16,537	—
Investments	(1,227)	20,510,299	(59,256)	82,720	10,393,771	(7,464)	(267,205)
Net change in unrealized appreciation
(depreciation) on investments	(27,911)	(91,080,628)	(99,286)	(2,186,288)	(43,524,713)	(36,228)	66,834
Net realized and unrealized gain (loss)	(20,686)	(10,994,263)	(79,790)	(2,103,568)	(9,468,772)	(27,155)	(200,371)

Net change in net assets
from operations	$(19,015)	$(17,859,877)	$(79,481)	$(2,264,730)	$(14,216,584)	$(27,582)	$(129,232)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I
Assets
Investments, at fair value	$61,639	$143,682,351	$181,292	$14,742,205	$9,838	$1,638,268	$—
Receivables:
Investments in Fund shares sold	2	35,041	8	2,133	—	451	—
Investment Division units sold	—	73,192	—	4,960	—	4,812	—
Total assets	61,641	143,790,584	181,300	14,749,298	9,838	1,643,531	—

Liabilities
Payables:
Investments in Fund shares purchased	—	73,192	—	4,960	—	4,812	—
Investment Division units redeemed	—	17,075	—	790	—	312	—
Insurance fees due to Jackson
of New York	2	17,966	8	1,343	—	139	—
Total liabilities	2	108,233	8	7,093	—	5,263	—
Net assets	$61,639	$143,682,351	$181,292	$14,742,205	$9,838	$1,638,268	$—

Investments in Funds, shares outstanding	6,245	10,449,626	12,590	1,031,645	687	134,064	—
Investments in Funds, at cost	$61,905	$162,649,349	$226,423	$15,289,867	$12,085	$1,663,755	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)
Investment Income
Dividends	$677	$1,894,315	$3,103	$188,899	$136	$1,129	$—
Expenses
Asset-based charges	56	2,435,738	399	191,579	20	17,443	—
Total expenses	56	2,435,738	399	191,579	20	17,443	—
Net investment income (loss)	621	(541,423)	2,704	(2,680)	116	(16,314)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	17,618,027	21,394	1,165,880	724	187,148	—
Investments	(2)	2,318,377	(97)	636,079	(1)	55,448	—
Net change in unrealized appreciation
(depreciation) on investments	(266)	(37,048,976)	(45,131)	(3,583,056)	(2,247)	(388,465)	—
Net realized and unrealized gain (loss)	(268)	(17,112,572)	(23,834)	(1,781,097)	(1,524)	(145,869)	—

Net change in net assets
from operations	$353	$(17,653,995)	$(21,130)	$(1,783,777)	$(1,408)	$(162,183)	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I
Assets
Investments, at fair value	$3,574,611	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989
Receivables:
Investments in Fund shares sold	299	4,773	1	3,097	22	1,160	4
Investment Division units sold	23,725	95,841	—	43,861	—	523	—
Total assets	3,598,635	27,974,919	24,386	16,611,225	339,607	6,883,478	82,993

Liabilities
Payables:
Investments in Fund shares purchased	23,725	95,841	—	43,861	—	523	—
Investment Division units redeemed	3	1,547	—	1,181	—	357	—
Insurance fees due to Jackson
of New York	296	3,226	1	1,916	22	803	4
Total liabilities	24,024	100,614	1	46,958	22	1,683	4
Net assets	$3,574,611	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989

Investments in Funds, shares outstanding	438,603	2,627,173	2,288	1,659,746	33,857	678,678	8,152
Investments in Funds, at cost	$4,263,299	$29,742,889	$24,660	$17,410,406	$353,578	$6,769,723	$81,767

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I(a)
Investment Income
Dividends	$208,676	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	36,877	253,603	6	144,847	544	78,033	266
Total expenses	36,877	253,603	6	144,847	544	78,033	266
Net investment income (loss)	171,799	(253,603)	(6)	(144,847)	(544)	(78,033)	(266)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(147,341)	135,554	—	3,805	(2)	763	1
Net change in unrealized appreciation
(depreciation) on investments	(654,024)	(1,970,989)	(275)	(977,346)	(13,993)	106,609	1,222
Net realized and unrealized gain (loss)	(801,365)	(1,835,435)	(275)	(973,541)	(13,995)	107,372	1,223

Net change in net assets
from operations	$(629,566)	$(2,089,038)	$(281)	$(1,118,388)	$(14,539)	$29,339	$957

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Assets
Investments, at fair value	$10,092,699	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239
Receivables:
Investments in Fund shares sold	69,029	13	6,003	9	6,957	130	3,674
Investment Division units sold	13	—	53,615	—	2,298	—	20,728
Total assets	10,161,741	311,868	31,901,263	134,244	17,539,218	176,478	12,248,641

Liabilities
Payables:
Investments in Fund shares purchased	13	—	53,615	—	2,298	—	20,728
Investment Division units redeemed	67,939	—	2,314	—	4,850	123	2,288
Insurance fees due to Jackson
of New York	1,090	13	3,689	9	2,107	7	1,386
Total liabilities	69,042	13	59,618	9	9,255	130	24,402
Net assets	$10,092,699	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239

Investments in Funds, shares outstanding	1,044,793	32,084	3,545,840	14,898	1,974,095	19,792	1,252,483
Investments in Funds, at cost	$11,051,212	$342,417	$37,403,323	$139,725	$19,518,549	$187,994	$12,709,567

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	89,429	504	347,586	225	149,173	200	128,050
Total expenses	89,429	504	347,586	225	149,173	200	128,050
Net investment income (loss)	(89,429)	(504)	(347,586)	(225)	(149,173)	(200)	(128,050)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(19,818)	(145)	(167,174)	(1)	(153,769)	(3,782)	(24,790)
Net change in unrealized appreciation
(depreciation) on investments	(981,435)	(30,562)	(5,640,992)	(5,490)	(2,071,973)	(11,646)	(527,376)
Net realized and unrealized gain (loss)	(1,001,253)	(30,707)	(5,808,166)	(5,491)	(2,225,742)	(15,428)	(552,166)

Net change in net assets
from operations	$(1,090,682)	$(31,211)	$(6,155,752)	$(5,716)	$(2,374,915)	$(15,628)	$(680,216)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I
Assets
Investments, at fair value	$—	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766
Receivables:
Investments in Fund shares sold	—	3,777	—	2,979	122	5,364	16
Investment Division units sold	—	6,279	—	22,821	—	14,359	—
Total assets	—	16,367,629	—	17,689,718	117,639	28,938,642	303,782

Liabilities
Payables:
Investments in Fund shares purchased	—	6,279	—	22,821	—	14,359	—
Investment Division units redeemed	—	1,946	—	1,001	118	1,867	—
Insurance fees due to Jackson
of New York	—	1,831	—	1,978	4	3,497	16
Total liabilities	—	10,056	—	25,800	122	19,723	16
Net assets	$—	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766

Investments in Funds, shares outstanding	—	1,686,348	—	1,784,234	11,823	2,866,097	29,957
Investments in Funds, at cost	$—	$17,385,515	$—	$20,365,775	$137,318	$31,145,188	$332,048

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	144,229	—	161,628	210	234,999	1,081
Total expenses	—	144,229	—	161,628	210	234,999	1,081
Net investment income (loss)	—	(144,229)	—	(161,628)	(210)	(234,999)	(1,081)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	—	198	—	(92,861)	(2,606)	59,508	12
Net change in unrealized appreciation
(depreciation) on investments	—	(1,100,424)	—	(2,796,096)	(19,801)	(2,358,266)	(28,282)
Net realized and unrealized gain (loss)	—	(1,100,226)	—	(2,888,957)	(22,407)	(2,298,758)	(28,270)

Net change in net assets
from operations	$—	$(1,244,455)	$—	$(3,050,585)	$(22,617)	$(2,533,757)	$(29,351)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A
Assets
Investments, at fair value	$4,899,932	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260
Receivables:
Investments in Fund shares sold	1,378	—	307	—	506,611	24	1,637,614
Investment Division units sold	3,226	—	—	—	396,087	—	376,458
Total assets	4,904,536	—	1,834,018	995	407,046,963	633,728	71,413,332

Liabilities
Payables:
Investments in Fund shares purchased	3,226	—	—	—	396,087	—	376,458
Investment Division units redeemed	937	—	127	—	459,992	—	1,629,624
Insurance fees due to Jackson
of New York	441	—	180	—	46,619	24	7,990
Total liabilities	4,604	—	307	—	902,698	24	2,014,072
Net assets	$4,899,932	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260

Investments in Funds, shares outstanding	378,666	—	184,478	101	18,587,838	28,077	69,399,260
Investments in Funds, at cost	$5,031,324	$—	$1,838,005	$984	$405,783,333	$638,732	$69,399,260

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$6,815,696	$—	$713,598
Expenses
Asset-based charges	31,779	—	5,600	—	5,779,511	109	883,249
Total expenses	31,779	—	5,600	—	5,779,511	109	883,249
Net investment income (loss)	(31,779)	—	(5,600)	—	1,036,185	(109)	(169,651)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	91,640	—	22,749	—	17,150,761	—	—
Investments	143,389	—	2,494	—	5,900,559	(2)	—
Net change in unrealized appreciation
(depreciation) on investments	(513,785)	—	(6,055)	11	(43,973,726)	(5,028)	—
Net realized and unrealized gain (loss)	(278,756)	—	19,188	11	(20,922,406)	(5,030)	—

Net change in net assets
from operations	$(310,535)	$—	$13,588	$11	$(19,886,221)	$(5,139)	$(169,651)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$21,149	$49,686,548	$—
Receivables:
Investments in Fund shares sold	1	11,320	—
Investment Division units sold	—	5,739	—
Total assets	21,150	49,703,607	—

Liabilities
Payables:
Investments in Fund shares purchased	—	5,739	—
Investment Division units redeemed	—	5,161	—
Insurance fees due to Jackson
of New York	1	6,159	—
Total liabilities	1	17,059	—
Net assets	$21,149	$49,686,548	$—

Investments in Funds, shares outstanding	21,149	2,669,884	—
Investments in Funds, at cost	$21,149	$57,753,192	$—

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/WMC Government Money Market Fund - Class I(a)	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A(b)	JNL Real Assets Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class I(a) (c)
Investment Income
Dividends	$13	$997,513	$—	$—	$—	$148,985	$—
Expenses
Asset-based charges	3	841,281	—	21,834	2,860	332,210	1
Total expenses	3	841,281	—	21,834	2,860	332,210	1
Net investment income (loss)	10	156,232	—	(21,834)	(2,860)	(183,225)	(1)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	7,182,569	—	—	—	3,206,080	—
Investments	—	915,278	—	58,672	8,137	4,563,457	(60)
Net change in unrealized appreciation
(depreciation) on investments	—	(14,954,120)	—	(68,758)	(13,185)	(5,814,304)	—
Net realized and unrealized gain (loss)	—	(6,856,273)	—	(10,086)	(5,048)	1,955,233	(60)

Net change in net assets
from operations	$10	$(6,700,041)	$—	$(31,920)	$(7,908)	$1,772,008	$(61)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(c)	The period is from April 30, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2018

	JNL/MMRS Conservative Fund - Class A(a)	JNL/MMRS Growth Fund - Class A(a)
Investment Income
Dividends	$—	$—
Expenses
Asset-based charges	120,217	11,050
Total expenses	120,217	11,050
Net investment income (loss)	(120,217)	(11,050)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—
Investments	1,903,881	305,580
Net change in unrealized appreciation
(depreciation) on investments	(1,647,487)	(246,648)
Net realized and unrealized gain (loss)	256,394	58,932

Net change in net assets
from operations	$136,177	$47,882

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I(a)	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I(a)	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I(a)	JNL Institutional Alt 100 Fund - Class A
Operations
Net investment income (loss)	$(1,209,388)	$(551)	$(236,398)	$(102)	$(2,180,621)	$(2)	$(171,811)
Net realized gain (loss) on investments	2,366,291	(331)	181,027	(11)	3,931,768	(101)	(11,788)
Net change in unrealized appreciation
(depreciation) on investments	(11,305,690)	(28,518)	(908,624)	(1,827)	(17,756,497)	—	(896,362)
Net change in net assets
from operations	(10,148,787)	(29,400)	(963,995)	(1,940)	(16,005,350)	(103)	(1,079,961)

Contract transactions
Purchase payments	4,185,332	293,781	4,784,574	75,371	9,429,969	11,704	(6,914)
Surrenders and terminations	(6,607,780)	—	(3,394,123)	—	(10,850,810)	—	(1,488,423)
Transfers between Investment Divisions	728,460	(34,737)	3,090,200	(753)	(8,440,450)	(11,601)	(2,347,203)
Contract owner charges	(846,262)	(1,686)	(37,357)	—	(1,612,142)	—	(4,906)
Net change in net assets
from contract transaction	(2,540,250)	257,358	4,443,294	74,618	(11,473,433)	103	(3,847,446)

Net change in net assets	(12,689,037)	227,958	3,479,299	72,678	(27,478,783)	—	(4,927,407)

Net assets beginning of year	89,239,199	—	19,896,861	—	163,142,367	—	18,726,159

Net assets end of year	$76,550,162	$227,958	$23,376,160	$72,678	$135,663,584	$—	$13,798,752

Contract unit transactions
Units outstanding at beginning of year	6,155,028	—	1,721,800	—	10,753,127	—	1,773,644
Units issued	918,704	22,462	909,036	6,408	917,646	847	50,598
Units redeemed	(1,099,185)	(2,786)	(515,043)	(69)	(1,705,827)	(847)	(422,768)
Units outstanding at end of year	5,974,547	19,676	2,115,793	6,339	9,964,946	—	1,401,474
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,146,576	$293,781	$10,291,185	$75,415	$13,752,070	$11,704	$529,028
Proceeds from sales	$16,896,214	$36,974	$6,084,289	$898	$27,406,123	$11,603	$4,548,285

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I(a)	JNL iShares Tactical Growth Fund - Class A	JNL iShares Tactical Growth Fund - Class I(a)	JNL iShares Tactical Moderate Fund - Class A
Operations
Net investment income (loss)	$(2,239,562)	$—	$(1,619,236)	$—	$87,324	$627	$75,901
Net realized gain (loss) on investments	1,801,482	—	1,589,652	—	405,752	474	351,266
Net change in unrealized appreciation
(depreciation) on investments	(11,371,537)	—	(7,817,282)	—	(2,897,964)	(3,953)	(1,266,957)
Net change in net assets
from operations	(11,809,617)	—	(7,846,866)	—	(2,404,888)	(2,852)	(839,790)

Contract transactions
Purchase payments	2,181,842	—	1,928,923	—	1,531,517	42,000	2,008,409
Surrenders and terminations	(10,840,685)	—	(10,061,757)	—	(478,538)	—	(1,234,927)
Transfers between Investment Divisions	(6,749,328)	—	(6,562,553)	—	1,141,235	—	118,905
Contract owner charges	(1,813,320)	—	(1,376,702)	—	(8,650)	(94)	(11,739)
Net change in net assets
from contract transaction	(17,221,491)	—	(16,072,089)	—	2,185,564	41,906	880,648

Net change in net assets	(29,031,108)	—	(23,918,955)	—	(219,324)	39,054	40,858

Net assets beginning of year	155,800,252	—	115,277,805	—	22,458,699	—	11,678,606

Net assets end of year	$126,769,144	$—	$91,358,850	$—	$22,239,375	$39,054	$11,719,464

Contract unit transactions
Units outstanding at beginning of year	8,276,386	—	6,303,451	—	1,395,432	—	910,921
Units issued	382,509	—	463,775	—	274,466	2,999	431,154
Units redeemed	(1,319,468)	—	(1,360,930)	—	(130,256)	(7)	(364,491)
Units outstanding at end of year	7,339,427	—	5,406,296	—	1,539,642	2,992	977,584
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,133,560	$—	$8,450,023	$—	$4,746,782	$43,146	$5,781,344
Proceeds from sales	$26,594,614	$—	$26,141,348	$—	$2,210,877	$129	$4,746,705

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL iShares Tactical Moderate Fund - Class I(a)	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I(a)	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I(a)	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I(a)
Operations
Net investment income (loss)	$—	$129,589	$—	$(430,045)	$(30)	$(2,053,477)	$(36)
Net realized gain (loss) on investments	—	1,019,436	—	581,964	(5)	3,052,480	(4)
Net change in unrealized appreciation
(depreciation) on investments	—	(3,209,386)	—	(2,586,754)	(1,385)	(13,117,657)	(1,598)
Net change in net assets
from operations	—	(2,060,361)	—	(2,434,835)	(1,420)	(12,118,654)	(1,638)

Contract transactions
Purchase payments	—	2,375,449	—	8,322,340	25,000	11,893,370	41,999
Surrenders and terminations	—	(1,134,302)	—	(2,871,746)	—	(11,818,518)	—
Transfers between Investment Divisions	—	(1,767,846)	—	685,346	—	(5,552,688)	1
Contract owner charges	—	(8,189)	—	(113,367)	(82)	(1,249,655)	(96)
Net change in net assets
from contract transaction	—	(534,888)	—	6,022,573	24,918	(6,727,491)	41,904

Net change in net assets	—	(2,595,249)	—	3,587,738	23,498	(18,846,145)	40,266

Net assets beginning of year	—	26,311,415	—	35,980,104	—	156,925,522	—

Net assets end of year	$—	$23,716,166	$—	$39,567,842	$23,498	$138,079,377	$40,266

Contract unit transactions
Units outstanding at beginning of year	—	1,798,495	—	2,727,318	—	10,341,203	—
Units issued	—	427,626	—	1,070,211	1,891	1,410,029	3,161
Units redeemed	—	(457,870)	—	(590,915)	(6)	(1,876,562)	(7)
Units outstanding at end of year	—	1,768,251	—	3,206,614	1,885	9,874,670	3,154
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$6,806,233	$—	$13,717,503	$25,000	$21,242,100	$42,000
Proceeds from sales	$—	$6,832,987	$—	$8,124,975	$112	$30,023,068	$131

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A(a)	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I(b)	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I(b)	JNL Multi-Manager Small Cap Value Fund - Class A
Operations
Net investment income (loss)	$(13,124)	$(42)	$(84,925)	$69	$(1,474,916)	$(253)	$(606,937)
Net realized gain (loss) on investments	1,987	(2)	466,308	1,919	10,334,938	(10,134)	6,577,487
Net change in unrealized appreciation
(depreciation) on investments	(55,328)	(3,386)	(1,052,485)	(7,539)	(14,186,005)	(12,034)	(14,440,632)
Net change in net assets
from operations	(66,465)	(3,430)	(671,102)	(5,551)	(5,325,983)	(22,421)	(8,470,082)

Contract transactions
Purchase payments	109,256	—	2,482,316	52,000	10,167,257	161,918	3,856,537
Surrenders and terminations	(26,606)	—	(215,432)	—	(7,018,311)	—	(3,353,826)
Transfers between Investment Divisions	87,087	53,716	1,887,260	—	13,393,941	(88,953)	363,551
Contract owner charges	(228)	(3)	(63,641)	(133)	(1,116,934)	(226)	(555,080)
Net change in net assets
from contract transaction	169,509	53,713	4,090,503	51,867	15,425,953	72,739	311,182

Net change in net assets	103,044	50,283	3,419,401	46,316	10,099,970	50,318	(8,158,900)

Net assets beginning of year	1,189,108	—	3,998,889	—	81,526,026	—	51,813,848

Net assets end of year	$1,292,152	$50,283	$7,418,290	$46,316	$91,625,996	$50,318	$43,654,948

Contract unit transactions
Units outstanding at beginning of year	118,057	—	328,710	—	1,720,483	—	2,355,797
Units issued	34,922	6,247	495,728	3,996	719,549	2,292	529,784
Units redeemed	(18,453)	—	(169,454)	(10)	(452,883)	(1,542)	(527,150)
Units outstanding at end of year	134,526	6,247	654,984	3,986	1,987,149	750	2,358,431
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$350,048	$53,716	$6,579,213	$54,060	$46,183,280	$192,076	$17,907,872
Proceeds from sales	$193,663	$44	$2,180,515	$188	$25,245,708	$109,964	$11,961,171

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL Multi-Manager Small Cap Value Fund - Class I(a)	JNL S&P 500 Index Fund - Class I(a)	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I(a)	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I(a)
Operations
Net investment income (loss)	$138	$(1,248)	$(11,083)	$(535,577)	$272	$(3,824,799)	$(237)
Net realized gain (loss) on investments	3,196	(5,874)	124,822	4,327,808	2,338	11,855,080	(24)
Net change in unrealized appreciation
(depreciation) on investments	(8,191)	(83,699)	(571,771)	(8,715,009)	(3,541)	(33,507,350)	(15,325)
Net change in net assets
from operations	(4,857)	(90,821)	(458,032)	(4,922,778)	(931)	(25,477,069)	(15,586)

Contract transactions
Purchase payments	2,758	918,925	232,068	22,940,259	42,500	18,459,051	138,724
Surrenders and terminations	—	—	(266,036)	(3,689,707)	—	(14,386,054)	—
Transfers between Investment Divisions	27,803	(952)	383,397	7,767,144	(1)	(4,892,083)	(20)
Contract owner charges	—	(3,638)	(8,624)	(703,754)	(94)	(2,973,230)	(628)
Net change in net assets
from contract transaction	30,561	914,335	340,805	26,313,942	42,405	(3,792,316)	138,076

Net change in net assets	25,704	823,514	(117,227)	21,391,164	41,474	(29,269,385)	122,490

Net assets beginning of year	—	—	4,387,059	49,558,677	—	248,289,828	—

Net assets end of year	$25,704	$823,514	$4,269,832	$70,949,841	$41,474	$219,020,443	$122,490

Contract unit transactions
Units outstanding at beginning of year	—	—	374,053	3,103,133	—	11,829,552	—
Units issued	1,113	115,302	224,310	2,452,661	2,098	2,222,065	5,644
Units redeemed	—	(34,409)	(195,794)	(829,890)	(5)	(2,415,839)	(27)
Units outstanding at end of year	1,113	80,893	402,569	4,725,904	2,093	11,635,778	5,617
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$33,929	$1,297,508	$2,638,767	$43,970,064	$45,161	$46,563,950	$138,724
Proceeds from sales	$28	$384,421	$2,309,045	$14,224,211	$135	$54,181,065	$885

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Capital Income Builder Fund - Class A(a)	JNL/American Funds Capital Income Builder Fund - Class I(a)	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Bond Fund - Class I(b)	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I(b)	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$(3,902)	$(14)	$(266,250)	$136	$(106,834)	$179	$(559,687)
Net realized gain (loss) on investments	(4,864)	(1)	(70,944)	(2)	706,930	1,239	801,055
Net change in unrealized appreciation
(depreciation) on investments	(46,073)	(482)	(638,605)	(34)	(2,512,722)	(10,718)	(5,240,988)
Net change in net assets
from operations	(54,839)	(497)	(975,799)	100	(1,912,626)	(9,300)	(4,999,620)

Contract transactions
Purchase payments	1,234,380	10,000	3,349,155	26,772	3,979,253	79,949	3,915,651
Surrenders and terminations	(9,429)	—	(1,893,148)	—	(578,664)	—	(2,483,748)
Transfers between Investment Divisions	357,518	1	1,388,444	19	2,827,757	—	1,419,230
Contract owner charges	(2,095)	(35)	(361,641)	(69)	(9,293)	(33)	(495,076)
Net change in net assets
from contract transaction	1,580,374	9,966	2,482,810	26,722	6,219,053	79,916	2,356,057

Net change in net assets	1,525,535	9,469	1,507,011	26,822	4,306,427	70,616	(2,643,563)

Net assets beginning of year	—	—	27,352,342	—	11,478,597	—	38,217,233

Net assets end of year	$1,525,535	$9,469	$28,859,353	$26,822	$15,785,024	$70,616	$35,573,670

Contract unit transactions
Units outstanding at beginning of year	—	—	2,601,402	—	760,914	—	2,438,263
Units issued	190,665	1,009	958,532	2,278	669,317	5,134	561,246
Units redeemed	(28,530)	(4)	(731,632)	(6)	(260,036)	(2)	(420,536)
Units outstanding at end of year	162,135	1,005	2,828,302	2,272	1,170,195	5,132	2,578,973
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,857,133	$10,000	$10,145,304	$26,955	$10,527,968	$81,500	$9,222,846
Proceeds from sales	$280,661	$48	$7,928,744	$97	$4,117,588	$153	$7,178,741

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds Global Small Capitalization Fund - Class I(a)	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I(a)	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I(a)	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I(a)
Operations
Net investment income (loss)	$18	$(1,578,522)	$(71)	$(357,397)	$(319)	$(4,963,907)	$(783)
Net realized gain (loss) on investments	135	2,337,097	(14)	1,449,044	(2,429)	15,856,837	(4,305)
Net change in unrealized appreciation
(depreciation) on investments	(3,795)	(9,017,194)	(4,567)	(2,762,979)	(18,405)	(25,084,045)	(54,197)
Net change in net assets
from operations	(3,642)	(8,258,619)	(4,652)	(1,671,332)	(21,153)	(14,191,115)	(59,285)

Contract transactions
Purchase payments	20,333	18,491,576	72,000	11,343,084	240,586	60,486,661	422,560
Surrenders and terminations	—	(4,103,428)	—	(1,652,901)	—	(22,553,007)	—
Transfers between Investment Divisions	9,267	5,625,730	1	4,179,062	(25,249)	1,843,039	240,245
Contract owner charges	(49)	(1,225,802)	(184)	(23,370)	(1,105)	(3,736,365)	(3,265)
Net change in net assets
from contract transaction	29,551	18,788,076	71,817	13,845,875	214,232	36,040,328	659,540

Net change in net assets	25,909	10,529,457	67,165	12,174,543	193,079	21,849,213	600,255

Net assets beginning of year	—	95,248,854	—	27,867,848	—	312,996,300	—

Net assets end of year	$25,909	$105,778,311	$67,165	$40,042,391	$193,079	$334,845,513	$600,255

Contract unit transactions
Units outstanding at beginning of year	—	6,067,458	—	1,336,137	—	14,626,614	—
Units issued	1,629	2,143,998	4,359	912,194	16,304	4,276,675	31,377
Units redeemed	(3)	(995,446)	(12)	(283,235)	(7,243)	(2,691,439)	(5,983)
Units outstanding at end of year	1,626	7,216,010	4,347	1,965,096	9,061	16,211,850	25,394
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$29,790	$34,245,089	$72,000	$20,091,355	$384,665	$95,941,345	$807,327
Proceeds from sales	$80	$17,035,534	$254	$6,602,878	$170,752	$64,864,923	$148,570

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class I(a)	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Operations
Net investment income (loss)	$(601,535)	$2,066	$(1,840,178)	$—	$(661,035)	$244	$(423,886)
Net realized gain (loss) on investments	3,392,513	1,918	3,104,255	—	1,057,554	(4)	1,724,326
Net change in unrealized appreciation
(depreciation) on investments	(18,720,283)	(29,804)	(9,009,614)	—	(11,601,969)	(5,510)	(6,878,607)
Net change in net assets
from operations	(15,929,305)	(25,820)	(7,745,537)	—	(11,205,450)	(5,270)	(5,578,167)

Contract transactions
Purchase payments	12,179,646	251,144	16,922,075	—	6,896,394	61,640	947,169
Surrenders and terminations	(4,915,332)	—	(8,074,245)	—	(3,405,859)	—	(2,491,379)
Transfers between Investment Divisions	115,415	534	2,429,655	—	3,651,078	23	(665,799)
Contract owner charges	(1,095,049)	(1,034)	(1,309,111)	—	(801,709)	(254)	(455,115)
Net change in net assets
from contract transaction	6,284,680	250,644	9,968,374	—	6,339,904	61,409	(2,665,124)

Net change in net assets	(9,644,625)	224,824	2,222,837	—	(4,865,546)	56,139	(8,243,291)

Net assets beginning of year	102,065,184	—	119,720,410	—	65,835,082	—	40,566,399

Net assets end of year	$92,420,559	$224,824	$121,943,247	$—	$60,969,536	$56,139	$32,323,108

Contract unit transactions
Units outstanding at beginning of year	6,905,546	—	8,393,444	—	4,889,174	—	2,456,543
Units issued	1,902,904	15,582	2,176,365	—	1,343,741	4,281	274,292
Units redeemed	(1,478,754)	(67)	(1,493,370)	—	(866,937)	(18)	(435,662)
Units outstanding at end of year	7,329,696	15,515	9,076,439	—	5,365,978	4,263	2,295,173
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$29,511,042	$256,162	$31,202,072	$—	$17,822,195	$62,021	$5,571,044
Proceeds from sales	$22,905,723	$1,409	$23,073,876	$—	$12,111,809	$347	$7,672,443

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I(a)	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I(a)	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$—	$(113,005)	$(738)	$(1,348,929)	$—	$(33,331)	$218,927
Net realized gain (loss) on investments	—	(485,232)	77,151	4,762,060	—	(19,777)	(920,749)
Net change in unrealized appreciation
(depreciation) on investments	—	(541,436)	(234,158)	(19,956,487)	—	(32,970)	(8,038,362)
Net change in net assets
from operations	—	(1,139,673)	(157,745)	(16,543,356)	—	(86,078)	(8,740,184)

Contract transactions
Purchase payments	—	632,589	80,095	12,331,730	10,158	27,912	2,227,232
Surrenders and terminations	—	(933,961)	(76,095)	(10,188,887)	—	(220,587)	(3,799,763)
Transfers between Investment Divisions	—	(327,124)	(121,842)	(7,825,842)	53	(200,635)	(1,310,408)
Contract owner charges	—	(15,598)	(1,012)	(2,012,283)	—	(1,587)	(522,019)
Net change in net assets
from contract transaction	—	(644,094)	(118,854)	(7,695,282)	10,211	(394,897)	(3,404,958)

Net change in net assets	—	(1,783,767)	(276,599)	(24,238,638)	10,211	(480,975)	(12,145,142)

Net assets beginning of year	—	11,307,217	2,046,758	190,065,179	—	3,381,418	50,474,317

Net assets end of year	$—	$9,523,450	$1,770,159	$165,826,541	$10,211	$2,900,443	$38,329,175

Contract unit transactions
Units outstanding at beginning of year	—	1,123,479	179,158	14,206,804	—	331,983	6,047,099
Units issued	—	157,379	17,922	1,867,505	737	15,999	1,065,663
Units redeemed	—	(227,197)	(28,952)	(2,471,223)	—	(55,309)	(1,494,317)
Units outstanding at end of year	—	1,053,661	168,128	13,603,086	737	292,673	5,618,445
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$1,528,780	$423,236	$29,069,975	$10,211	$162,507	$9,494,753
Proceeds from sales	$—	$2,285,879	$340,063	$34,821,240	$—	$590,735	$12,680,784

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/BlackRock Global Natural Resources Fund - Class I(a)	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I(b)	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I(b)	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I(b)
Operations
Net investment income (loss)	$—	$(2,645,402)	$(530)	$(20,652)	$(98)	$51,308	$(1)
Net realized gain (loss) on investments	—	25,289,625	(5,729)	70,972	2,067	401,024	—
Net change in unrealized appreciation
(depreciation) on investments	—	(24,587,367)	(31,201)	(276,890)	(6,798)	(9,172,070)	14
Net change in net assets
from operations	—	(1,943,144)	(37,460)	(226,570)	(4,829)	(8,719,738)	13

Contract transactions
Purchase payments	—	18,051,521	308,186	362,126	69,999	3,290,406	4,000
Surrenders and terminations	—	(13,513,367)	—	(139,977)	—	(2,151,383)	—
Transfers between Investment Divisions	—	20,289,061	(77,066)	51,790	1	2,811,281	—
Contract owner charges	—	(2,040,578)	(1,261)	(4,771)	(234)	(483,932)	—
Net change in net assets
from contract transaction	—	22,786,637	229,859	269,168	69,766	3,466,372	4,000

Net change in net assets	—	20,843,493	192,399	42,598	64,937	(5,253,366)	4,013

Net assets beginning of year	—	147,932,749	—	2,008,469	—	43,674,972	—

Net assets end of year	$—	$168,776,242	$192,399	$2,051,067	$64,937	$38,421,606	$4,013

Contract unit transactions
Units outstanding at beginning of year	—	2,748,260	—	180,904	—	2,723,736	—
Units issued	—	1,050,248	5,466	51,868	6,509	687,018	217
Units redeemed	—	(701,181)	(3,155)	(26,331)	(22)	(466,554)	—
Units outstanding at end of year	—	3,097,327	2,311	206,441	6,487	2,944,200	217
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$79,417,088	$515,824	$615,382	$72,079	$11,187,621	$4,000
Proceeds from sales	$—	$44,516,442	$262,317	$303,928	$331	$7,669,941	$1

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I(a)	JNL/Crescent High Income Fund - Class A	JNL/Crescent High Income Fund - Class I(a)	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(81,319)	$(217)	$183,443	$1,136	$(65,592)	$(32)	$(93,867)
Net realized gain (loss) on investments	(67,239)	(3,978)	54,065	141	(3,818)	(5)	(813)
Net change in unrealized appreciation
(depreciation) on investments	(380,854)	(15,652)	(423,214)	(1,940)	(825,359)	(3,119)	(667,143)
Net change in net assets
from operations	(529,412)	(19,847)	(185,706)	(663)	(894,769)	(3,156)	(761,823)

Contract transactions
Purchase payments	2,631,139	172,896	1,334,095	21,839	5,160,821	40,000	4,002,519
Surrenders and terminations	(192,848)	—	(310,342)	—	(46,623)	—	(99,149)
Transfers between Investment Divisions	3,873,828	—	176,926	1	1,226,218	(1)	69,087
Contract owner charges	(66,362)	(706)	(37,851)	(70)	(45,421)	(78)	(55,647)
Net change in net assets
from contract transaction	6,245,757	172,190	1,162,828	21,770	6,294,995	39,921	3,916,810

Net change in net assets	5,716,345	152,343	977,122	21,107	5,400,226	36,765	3,154,987

Net assets beginning of year	572,473	—	4,356,779	—	2,240,140	—	5,189,920

Net assets end of year	$6,288,818	$152,343	$5,333,901	$21,107	$7,640,366	$36,765	$8,344,907

Contract unit transactions
Units outstanding at beginning of year	52,959	—	403,678	—	203,599	—	480,924
Units issued	1,145,243	25,368	211,830	2,007	597,552	3,703	422,748
Units redeemed	(607,323)	(11,272)	(104,402)	(6)	(13,904)	(8)	(52,356)
Units outstanding at end of year	590,879	14,096	511,106	2,001	787,247	3,695	851,316
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,063,493	$304,108	$2,580,001	$23,149	$6,443,284	$40,003	$4,466,071
Proceeds from sales	$6,899,055	$132,134	$1,193,047	$98	$212,782	$110	$642,350

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DFA Moderate Growth Allocation Fund - Class I(a)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I(a)	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I(a)	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(307,079)	$(6)	$(31,223)	$28	$(1,033,786)	$211
Net realized gain (loss) on investments	—	4,043,270	—	781,939	942	3,118,372	267
Net change in unrealized appreciation
(depreciation) on investments	—	(9,194,440)	(408)	(1,685,362)	(2,237)	(6,460,415)	(476)
Net change in net assets
from operations	—	(5,458,249)	(414)	(934,646)	(1,267)	(4,375,829)	2

Contract transactions
Purchase payments	—	6,444,878	24,666	1,725,446	6,448	8,911,385	41,929
Surrenders and terminations	—	(3,501,641)	—	(227,757)	—	(19,289,545)	—
Transfers between Investment Divisions	—	(3,696,438)	—	737,837	—	(7,881,948)	25
Contract owner charges	—	(610,394)	—	(5,066)	(32)	(2,306,110)	(69)
Net change in net assets
from contract transaction	—	(1,363,595)	24,666	2,230,460	6,416	(20,566,218)	41,885

Net change in net assets	—	(6,821,844)	24,252	1,295,814	5,149	(24,942,047)	41,887

Net assets beginning of year	—	62,241,007	—	3,955,077	—	230,203,430	—

Net assets end of year	$—	$55,419,163	$24,252	$5,250,891	$5,149	$205,261,383	$41,887

Contract unit transactions
Units outstanding at beginning of year	—	1,831,311	—	212,135	—	11,211,446	—
Units issued	—	388,903	627	172,086	581	1,265,672	1,475
Units redeemed	—	(439,066)	—	(53,731)	(3)	(2,325,379)	(2)
Units outstanding at end of year	—	1,781,148	627	330,490	578	10,151,739	1,473
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$15,184,037	$24,666	$4,127,887	$7,434	$31,209,556	$42,464
Proceeds from sales	$—	$15,844,773	$6	$1,037,900	$43	$49,735,726	$98

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I(a)	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I(a)	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
Operations
Net investment income (loss)	$(8,607)	$574	$(223,211)	$462	$1,871,677	$1,567	$(30,632)
Net realized gain (loss) on investments	13,398	430	6,034,056	6,751	(151,588)	(31)	(19,309)
Net change in unrealized appreciation
(depreciation) on investments	(35,389)	(1,104)	(9,309,774)	(14,662)	(1,173,935)	(935)	(224,476)
Net change in net assets
from operations	(30,598)	(100)	(3,498,929)	(7,449)	546,154	601	(274,417)

Contract transactions
Purchase payments	337,314	38,158	7,190,598	54,032	8,056,620	43,497	530,821
Surrenders and terminations	(34,731)	—	(1,266,933)	—	(3,060,322)	—	(149,053)
Transfers between Investment Divisions	214,457	9	10,468,278	9,603	10,361,073	(793)	4,645
Contract owner charges	(379)	(66)	(419,415)	(99)	(691,903)	(66)	(816)
Net change in net assets
from contract transaction	516,661	38,101	15,972,528	63,536	14,665,468	42,638	385,597

Net change in net assets	486,063	38,001	12,473,599	56,087	15,211,622	43,239	111,180

Net assets beginning of year	747,767	—	33,518,789	—	76,367,845	—	2,824,962

Net assets end of year	$1,233,830	$38,001	$45,992,388	$56,087	$91,579,467	$43,239	$2,936,142

Contract unit transactions
Units outstanding at beginning of year	67,582	—	2,177,348	—	7,025,794	—	259,950
Units issued	62,404	3,528	1,629,073	3,943	2,956,742	4,006	101,594
Units redeemed	(13,667)	(6)	(630,347)	(8)	(1,590,940)	(81)	(66,219)
Units outstanding at end of year	116,319	3,522	3,176,074	3,935	8,391,596	3,925	295,325
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$677,593	$39,199	$32,130,479	$70,996	$34,781,339	$45,158	$1,077,498
Proceeds from sales	$154,780	$90	$10,530,626	$232	$18,244,194	$953	$722,533

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class I(a)	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I(a)
Operations
Net investment income (loss)	$—	$283,388	$1,644	$9,206	$(2)	$1,147,988	$(2)
Net realized gain (loss) on investments	—	23,312	(2)	864,862	123	(785,116)	(87)
Net change in unrealized appreciation
(depreciation) on investments	—	(706,315)	(3,697)	(2,401,734)	—	(5,726,435)	—
Net change in net assets
from operations	—	(399,615)	(2,055)	(1,527,666)	121	(5,363,563)	(89)

Contract transactions
Purchase payments	—	88,997	28,242	1,535,983	11,297	2,966,443	11,297
Surrenders and terminations	—	(457,143)	—	(930,032)	—	(4,160,503)	—
Transfers between Investment Divisions	—	2,017,732	(57)	632,596	(11,418)	(4,596,550)	(11,208)
Contract owner charges	—	(16,641)	—	(28,978)	—	(739,015)	—
Net change in net assets
from contract transaction	—	1,632,945	28,185	1,209,569	(121)	(6,529,625)	89

Net change in net assets	—	1,233,330	26,130	(318,097)	—	(11,893,188)	—

Net assets beginning of year	—	3,731,399	—	12,380,816	—	73,461,986	—

Net assets end of year	$—	$4,964,729	$26,130	$12,062,719	$—	$61,568,798	$—

Contract unit transactions
Units outstanding at beginning of year	—	237,898	—	894,409	—	4,875,612	—
Units issued	—	178,284	2,206	295,336	899	585,980	684
Units redeemed	—	(54,102)	(5)	(205,819)	(899)	(1,034,002)	(684)
Units outstanding at end of year	—	362,080	2,201	983,926	—	4,427,590	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$2,780,611	$29,937	$4,948,476	$11,297	$10,752,523	$11,297
Proceeds from sales	$—	$864,277	$108	$2,908,944	$11,420	$16,134,159	$11,210

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Franklin Templeton Global Multisector Bond Fund - Class A
Operations
Net investment income (loss)	$(67,057)	$—	$(1,275,392)	$—	$122,724	$133	$(620,302)
Net realized gain (loss) on investments	1,950,614	—	3,771,189	—	1,913,660	291	(311,929)
Net change in unrealized appreciation
(depreciation) on investments	(9,554,174)	—	(11,318,666)	—	(7,411,484)	(1,337)	638,258
Net change in net assets
from operations	(7,670,617)	—	(8,822,869)	—	(5,375,100)	(913)	(293,973)

Contract transactions
Purchase payments	838,788	—	2,349,882	—	1,702,436	6,448	3,027,500
Surrenders and terminations	(6,555,295)	—	(7,201,055)	—	(2,153,922)	—	(3,456,883)
Transfers between Investment Divisions	(4,382,846)	—	(1,677,535)	—	(126,562)	—	1,124,542
Contract owner charges	(975,810)	—	(990,011)	—	(401,128)	(32)	(354,775)
Net change in net assets
from contract transaction	(11,075,163)	—	(7,518,719)	—	(979,176)	6,416	340,384

Net change in net assets	(18,745,780)	—	(16,341,588)	—	(6,354,276)	5,503	46,411

Net assets beginning of year	85,056,786	—	88,605,404	—	34,273,673	—	43,425,648

Net assets end of year	$66,311,006	$—	$72,263,816	$—	$27,919,397	$5,503	$43,472,059

Contract unit transactions
Units outstanding at beginning of year	6,261,229	—	6,533,447	—	2,720,518	—	3,747,690
Units issued	446,026	—	592,796	—	320,883	429	911,780
Units redeemed	(1,272,681)	—	(1,153,903)	—	(403,934)	(2)	(886,501)
Units outstanding at end of year	5,434,574	—	5,972,340	—	2,637,467	427	3,772,969
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,464,699	$—	$7,895,970	$—	$6,031,943	$6,886	$10,593,593
Proceeds from sales	$18,182,129	$—	$16,690,082	$—	$5,378,620	$43	$10,873,511

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Franklin Templeton Global Multisector Bond Fund - Class I(a)	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton Income Fund - Class I(a)	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I(a)	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Franklin Templeton Mutual Shares Fund - Class I(a)
Operations
Net investment income (loss)	$(24)	$4,625,872	$57	$394,989	$—	$(169,528)	$—
Net realized gain (loss) on investments	(2)	1,467,384	(2)	2,653,743	—	2,289,342	—
Net change in unrealized appreciation
(depreciation) on investments	(132)	(14,884,493)	(267)	(13,388,382)	—	(6,799,839)	—
Net change in net assets
from operations	(158)	(8,791,237)	(212)	(10,339,650)	—	(4,680,025)	—

Contract transactions
Purchase payments	14,735	7,771,660	5,429	4,379,232	—	1,449,539	—
Surrenders and terminations	—	(12,182,093)	—	(2,445,505)	—	(3,112,827)	—
Transfers between Investment Divisions	—	(5,886,683)	(63)	(2,947,828)	—	(2,336,708)	—
Contract owner charges	(64)	(1,602,074)	(13)	(487,707)	—	(552,627)	—
Net change in net assets
from contract transaction	14,671	(11,899,190)	5,353	(1,501,808)	—	(4,552,623)	—

Net change in net assets	14,513	(20,690,427)	5,141	(11,841,458)	—	(9,232,648)	—

Net assets beginning of year	—	164,243,381	—	48,550,192	—	49,101,490	—

Net assets end of year	$14,513	$143,552,954	$5,141	$36,708,734	$—	$39,868,842	$—

Contract unit transactions
Units outstanding at beginning of year	—	10,529,670	—	3,790,685	—	3,556,535	—
Units issued	1,138	1,083,623	288	995,360	—	326,117	—
Units redeemed	(5)	(1,869,008)	(4)	(1,167,732)	—	(660,504)	—
Units outstanding at end of year	1,133	9,744,285	284	3,618,313	—	3,222,148	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$14,735	$23,845,306	$5,490	$15,313,016	$—	$6,540,522	$—
Proceeds from sales	$88	$31,118,624	$80	$14,525,348	$—	$9,725,630	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I(a)
Operations
Net investment income (loss)	$560,348	$—	$(108,007)	$(4,096)	$(3)	$(156,534)	$231
Net realized gain (loss) on investments	(942,416)	—	(203,492)	(12,905)	—	283,287	701
Net change in unrealized appreciation
(depreciation) on investments	(1,643,511)	—	(715,691)	(66,468)	129	(6,371,682)	(7,266)
Net change in net assets
from operations	(2,025,579)	—	(1,027,190)	(83,469)	126	(6,244,929)	(6,334)

Contract transactions
Purchase payments	3,503,130	—	888,378	433,642	2,500	2,225,325	33,696
Surrenders and terminations	(4,446,397)	—	(1,144,118)	(2,828)	—	(2,361,512)	—
Transfers between Investment Divisions	(6,483,193)	—	(360,296)	396,141	—	(1,958,418)	1,689
Contract owner charges	(680,987)	—	(87,032)	(602)	(6)	(150,530)	(61)
Net change in net assets
from contract transaction	(8,107,447)	—	(703,068)	826,353	2,494	(2,245,135)	35,324

Net change in net assets	(10,133,026)	—	(1,730,258)	742,884	2,620	(8,490,064)	28,990

Net assets beginning of year	65,292,292	—	10,787,066	23,546	—	29,554,504	—

Net assets end of year	$55,159,266	$—	$9,056,808	$766,430	$2,620	$21,064,440	$28,990

Contract unit transactions
Units outstanding at beginning of year	2,568,351	—	801,050	2,246	—	2,495,451	—
Units issued	466,400	—	219,202	97,111	295	523,887	3,125
Units redeemed	(799,142)	—	(278,515)	(12,330)	(1)	(734,401)	(6)
Units outstanding at end of year	2,235,609	—	741,737	87,027	294	2,284,937	3,119
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$13,224,474	$—	$2,947,305	$942,523	$2,500	$6,645,906	$36,381
Proceeds from sales	$20,771,572	$—	$3,758,379	$120,266	$9	$8,492,225	$114

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Heitman U.S. Focused Real Estate Fund - Class A(a)	JNL/Heitman U.S. Focused Real Estate Fund - Class I(a)	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I(a)	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I(b)	JNL/Invesco Global Real Estate Fund - Class A
Operations
Net investment income (loss)	$(73)	$(25)	$(588,416)	$—	$(24,327)	$—	$1,941,770
Net realized gain (loss) on investments	14	(8)	2,602,777	—	17,047	—	(450,901)
Net change in unrealized appreciation
(depreciation) on investments	(3,614)	(4,614)	(12,541,792)	—	(218,129)	—	(7,790,255)
Net change in net assets
from operations	(3,673)	(4,647)	(10,527,431)	—	(225,409)	—	(6,299,386)

Contract transactions
Purchase payments	54,747	75,885	4,021,924	6,772	2,314,412	—	3,438,016
Surrenders and terminations	(1,048)	—	(3,240,899)	—	(120,862)	—	(4,969,989)
Transfers between Investment Divisions	751	1,015	(768,788)	15	562,451	—	(2,280,084)
Contract owner charges	(25)	(103)	(629,046)	—	(24,608)	—	(869,884)
Net change in net assets
from contract transaction	54,425	76,797	(616,809)	6,787	2,731,393	—	(4,681,941)

Net change in net assets	50,752	72,150	(11,144,240)	6,787	2,505,984	—	(10,981,327)

Net assets beginning of year	—	—	57,110,206	—	620,990	—	83,510,733

Net assets end of year	$50,752	$72,150	$45,965,966	$6,787	$3,126,974	$—	$72,529,406

Contract unit transactions
Units outstanding at beginning of year	—	—	5,445,990	—	60,334	—	4,673,458
Units issued	5,539	7,700	1,591,162	689	489,048	—	732,517
Units redeemed	(105)	(11)	(1,678,722)	—	(217,205)	—	(1,009,872)
Units outstanding at end of year	5,434	7,689	5,358,430	689	332,177	—	4,396,103
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$55,497	$76,901	$15,848,737	$6,787	$4,939,312	$—	$16,426,224
Proceeds from sales	$1,145	$128	$17,053,962	$—	$2,232,246	$—	$18,560,269

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Invesco Global Real Estate Fund - Class I(a)	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I(b)	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I(b)	JNL/JPMorgan Hedged Equity Fund - Class A(a)	JNL/JPMorgan Hedged Equity Fund - Class I(a)
Operations
Net investment income (loss)	$—	$378,067	$1,997	$(1,980,324)	$(281)	$273	$—
Net realized gain (loss) on investments	—	1,075,631	(4,534)	12,820,376	5,436	972	—
Net change in unrealized appreciation
(depreciation) on investments	—	(13,395,499)	(9,090)	(25,471,546)	(31,304)	(15,796)	—
Net change in net assets
from operations	—	(11,941,801)	(11,627)	(14,631,494)	(26,149)	(14,551)	—

Contract transactions
Purchase payments	—	5,310,504	100,000	13,298,927	135,100	395,529	—
Surrenders and terminations	—	(3,811,362)	—	(6,498,707)	—	(1,325)	—
Transfers between Investment Divisions	—	(2,798,638)	—	4,766,892	(4)	213,292	—
Contract owner charges	—	(692,541)	(609)	(1,427,879)	(810)	(1,150)	—
Net change in net assets
from contract transaction	—	(1,992,037)	99,391	10,139,233	134,286	606,346	—

Net change in net assets	—	(13,933,838)	87,764	(4,492,261)	108,137	591,795	—

Net assets beginning of year	—	74,247,095	—	126,618,619	—	—	—

Net assets end of year	$—	$60,313,257	$87,764	$122,126,358	$108,137	$591,795	$—

Contract unit transactions
Units outstanding at beginning of year	—	3,222,086	—	3,780,949	—	—	—
Units issued	—	593,785	6,380	1,159,478	2,751	62,170	—
Units redeemed	—	(697,734)	(3,346)	(880,561)	(18)	(269)	—
Units outstanding at end of year	—	3,118,137	3,034	4,059,866	2,733	61,901	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$14,432,999	$194,862	$47,260,577	$140,626	$611,636	$—
Proceeds from sales	$—	$16,046,970	$93,474	$32,857,410	$1,090	$3,962	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I(a)	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard Emerging Markets Fund - Class I(a)	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$(1,419,584)	$(14)	$999,173	$(1)	$57,781	$858	$(32,686)
Net realized gain (loss) on investments	12,689,211	642	(646,770)	—	190,305	(111)	38,167
Net change in unrealized appreciation
(depreciation) on investments	(18,275,510)	(1,598)	(911,510)	45	(6,561,450)	(6,558)	(481,265)
Net change in net assets
from operations	(7,005,883)	(970)	(559,107)	44	(6,313,364)	(5,811)	(475,784)

Contract transactions
Purchase payments	11,871,619	11,759	6,428,970	10,000	1,293,486	35,000	435,051
Surrenders and terminations	(6,400,143)	—	(4,555,824)	—	(2,761,694)	—	(61,250)
Transfers between Investment Divisions	3,219,338	37	(1,754,937)	—	5,172,844	141,447	(56,347)
Contract owner charges	(944,050)	(38)	(499,417)	—	(259,649)	(165)	(1,382)
Net change in net assets
from contract transaction	7,746,764	11,758	(381,208)	10,000	3,444,987	176,282	316,072

Net change in net assets	740,881	10,788	(940,315)	10,044	(2,868,377)	170,471	(159,712)

Net assets beginning of year	93,416,672	—	59,268,687	—	33,532,053	—	3,896,736

Net assets end of year	$94,157,553	$10,788	$58,328,372	$10,044	$30,663,676	$170,471	$3,737,024

Contract unit transactions
Units outstanding at beginning of year	1,841,301	—	2,838,175	—	2,208,976	—	280,899
Units issued	521,607	154	910,270	334	810,778	11,668	62,802
Units redeemed	(399,174)	—	(929,440)	—	(514,262)	(177)	(40,154)
Units outstanding at end of year	1,963,734	154	2,819,005	334	2,505,492	11,491	303,547
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$38,724,408	$12,440	$20,597,829	$10,000	$11,075,741	$179,862	$858,004
Proceeds from sales	$22,534,823	$52	$19,835,694	$1	$7,572,973	$2,722	$574,618

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Lazard International Strategic Equity Fund - Class I(a)	JNL/Loomis Sayles Global Growth Fund - Class A(b)	JNL/MC 10 x 10 Fund - Class A	JNL/MC 10 x 10 Fund - Class I(b)	JNL/MC Bond Index Fund - Class A	JNL/MC Bond Index Fund - Class I(a)	JNL/MC Consumer Discretionary Sector Fund - Class A
Operations
Net investment income (loss)	$—	$(60)	$(640,271)	$—	$498,755	$—	$(645,260)
Net realized gain (loss) on investments	—	(1)	2,236,699	—	(436,737)	—	4,386,091
Net change in unrealized appreciation
(depreciation) on investments	—	(1,623)	(5,773,134)	—	(1,334,928)	—	(6,409,140)
Net change in net assets
from operations	—	(1,684)	(4,176,706)	—	(1,272,910)	—	(2,668,309)

Contract transactions
Purchase payments	—	34,636	1,368,788	—	4,530,738	—	6,692,224
Surrenders and terminations	—	—	(3,392,448)	—	(4,208,314)	—	(4,408,563)
Transfers between Investment Divisions	—	—	(1,209,932)	—	2,457,158	—	2,223,012
Contract owner charges	—	—	(505,507)	—	(511,769)	—	(824,942)
Net change in net assets
from contract transaction	—	34,636	(3,739,099)	—	2,267,813	—	3,681,731

Net change in net assets	—	32,952	(7,915,805)	—	994,903	—	1,013,422

Net assets beginning of year	—	—	44,740,993	—	65,798,421	—	73,244,586

Net assets end of year	$—	$32,952	$36,825,188	$—	$66,793,324	$—	$74,258,008

Contract unit transactions
Units outstanding at beginning of year	—	—	2,869,153	—	4,558,455	—	2,516,077
Units issued	—	3,743	224,182	—	1,116,365	—	775,935
Units redeemed	—	—	(467,675)	—	(974,535)	—	(678,844)
Units outstanding at end of year	—	3,743	2,625,660	—	4,700,285	—	2,613,168
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$34,636	$3,563,747	$—	$17,276,403	$—	$26,277,765
Proceeds from sales	$—	$60	$7,943,118	$—	$14,509,834	$—	$21,787,676

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Consumer Discretionary Sector Fund - Class I(a)	JNL/MC Consumer Staples Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class I(a)	JNL/MC DowSM Index Fund - Class A	JNL/MC DowSM Index Fund - Class I(a)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Emerging Markets Index Fund - Class I(a)
Operations
Net investment income (loss)	$230	$(23,457)	$(14)	$(191,937)	$—	$206,848	$188
Net realized gain (loss) on investments	(2,956)	(11,402)	1	215,261	—	2,661,777	(2)
Net change in unrealized appreciation
(depreciation) on investments	(3,137)	(175,695)	(580)	(1,197,637)	—	(17,846,320)	(682)
Net change in net assets
from operations	(5,863)	(210,554)	(593)	(1,174,313)	—	(14,977,695)	(496)

Contract transactions
Purchase payments	25,513	1,579,996	23,544	4,623,869	—	12,486,002	16,116
Surrenders and terminations	—	(16,584)	—	(278,983)	—	(3,369,255)	—
Transfers between Investment Divisions	5,050	913,083	55	5,153,372	—	(5,602,691)	—
Contract owner charges	(73)	(18,486)	(36)	(141,025)	—	(972,275)	(37)
Net change in net assets
from contract transaction	30,490	2,458,009	23,563	9,357,233	—	2,541,781	16,079

Net change in net assets	24,627	2,247,455	22,970	8,182,920	—	(12,435,914)	15,583

Net assets beginning of year	—	556,812	—	7,845,668	—	86,978,016	—

Net assets end of year	$24,627	$2,804,267	$22,970	$16,028,588	$—	$74,542,102	$15,583

Contract unit transactions
Units outstanding at beginning of year	—	52,673	—	370,651	—	7,629,371	—
Units issued	1,420	301,923	2,385	706,164	—	2,865,237	1,459
Units redeemed	(788)	(59,234)	(3)	(276,404)	—	(2,683,094)	(3)
Units outstanding at end of year	632	295,362	2,382	800,411	—	7,811,514	1,456
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$62,365	$3,042,521	$23,599	$15,206,351	$—	$32,883,529	$16,319
Proceeds from sales	$31,152	$607,970	$50	$6,041,055	$—	$30,134,901	$52

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Energy Sector Fund - Class A	JNL/MC Energy Sector Fund - Class I(a)	JNL/MC European 30 Fund - Class A	JNL/MC European 30 Fund - Class I(b)	JNL/MC Financial Sector Fund - Class A	JNL/MC Financial Sector Fund - Class I(a)	JNL/MC Healthcare Sector Fund - Class A
Operations
Net investment income (loss)	$1,391,673	$570	$643,491	$—	$(286,019)	$361	$(1,353,696)
Net realized gain (loss) on investments	(1,276,030)	(3,774)	(114,509)	—	7,126,727	758	10,419,742
Net change in unrealized appreciation
(depreciation) on investments	(22,783,876)	(2,449)	(6,544,297)	—	(25,164,239)	(5,567)	(1,284,726)
Net change in net assets
from operations	(22,668,233)	(5,653)	(6,015,315)	—	(18,323,531)	(4,448)	7,781,320

Contract transactions
Purchase payments	6,160,429	19,546	2,106,989	—	9,705,745	33,784	21,899,586
Surrenders and terminations	(6,107,964)	—	(1,415,071)	—	(6,352,690)	—	(14,079,761)
Transfers between Investment Divisions	(5,139,861)	(6,110)	(227,176)	—	588,855	29	(6,436,409)
Contract owner charges	(1,219,332)	(34)	(368,066)	—	(1,226,325)	(155)	(2,682,126)
Net change in net assets
from contract transaction	(6,306,728)	13,402	96,676	—	2,715,585	33,658	(1,298,710)

Net change in net assets	(28,974,961)	7,749	(5,918,639)	—	(15,607,946)	29,210	6,482,610

Net assets beginning of year	110,228,070	—	36,008,612	—	113,824,654	—	240,876,890

Net assets end of year	$81,253,109	$7,749	$30,089,973	$—	$98,216,708	$29,210	$247,359,500

Contract unit transactions
Units outstanding at beginning of year	3,381,300	—	2,185,900	—	6,790,099	—	7,827,366
Units issued	692,760	668	568,003	—	2,049,310	1,493	1,675,446
Units redeemed	(905,156)	(449)	(577,614)	—	(1,966,260)	(7)	(1,753,288)
Units outstanding at end of year	3,168,904	219	2,176,289	—	6,873,149	1,486	7,749,524
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$25,545,236	$30,923	$10,191,854	$—	$38,999,662	$35,003	$61,839,616
Proceeds from sales	$30,460,290	$16,951	$9,451,687	$—	$33,519,741	$212	$60,580,103

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Healthcare Sector Fund - Class I(a)	JNL/MC Index 5 Fund - Class A	JNL/MC Index 5 Fund - Class I(b)	JNL/MC Industrials Sector Fund - Class A	JNL/MC Industrials Sector Fund - Class I(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC Information Technology Sector Fund - Class I(a)
Operations
Net investment income (loss)	$259	$(1,317,607)	$—	$(29,997)	$(13)	$(2,396,394)	$409
Net realized gain (loss) on investments	(11,522)	3,577,724	—	(32,815)	(3)	17,728,322	(4,717)
Net change in unrealized appreciation
(depreciation) on investments	(1,726)	(9,850,504)	—	(366,801)	(1,708)	(22,163,400)	(5,592)
Net change in net assets
from operations	(12,989)	(7,590,387)	—	(429,613)	(1,724)	(6,831,472)	(9,900)

Contract transactions
Purchase payments	32,652	2,844,062	—	886,313	10,000	22,297,354	92,245
Surrenders and terminations	—	(3,983,905)	—	(20,558)	—	(13,215,137)	—
Transfers between Investment Divisions	13,614	(4,390,714)	—	1,476,069	—	7,918,289	(48,460)
Contract owner charges	(157)	(937,874)	—	(19,215)	(33)	(2,375,739)	(170)
Net change in net assets
from contract transaction	46,109	(6,468,431)	—	2,322,609	9,967	14,624,767	43,615

Net change in net assets	33,120	(14,058,818)	—	1,892,996	8,243	7,793,295	33,715

Net assets beginning of year	—	89,323,060	—	453,252	—	194,490,317	—

Net assets end of year	$33,120	$75,264,242	$—	$2,346,248	$8,243	$202,283,612	$33,715

Contract unit transactions
Units outstanding at beginning of year	—	5,603,118	—	42,636	—	11,446,339	—
Units issued	6,390	465,542	—	407,816	907	3,777,744	4,161
Units redeemed	(5,634)	(876,443)	—	(188,924)	(3)	(3,086,516)	(2,703)
Units outstanding at end of year	756	5,192,217	—	261,528	904	12,137,567	1,458
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$295,272	$7,425,648	$—	$4,278,684	$10,000	$74,115,230	$112,183
Proceeds from sales	$248,413	$15,211,685	$—	$1,986,072	$46	$59,412,168	$67,232

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC International Index Fund - Class A	JNL/MC International Index Fund - Class I(a)	JNL/MC JNL 5 Fund - Class A	JNL/MC JNL 5 Fund - Class I(a)	JNL/MC Materials Sector Fund - Class A	JNL/MC Materials Sector Fund - Class I(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A
Operations
Net investment income (loss)	$1,959,542	$6,507	$1,514,893	$—	$(20,584)	$—	$(14,176)
Net realized gain (loss) on investments	8,894,187	(1,588)	12,816,191	—	(125,590)	—	11,664
Net change in unrealized appreciation
(depreciation) on investments	(28,108,300)	(29,768)	(39,537,949)	—	(192,298)	—	(83,862)
Net change in net assets
from operations	(17,254,571)	(24,849)	(25,206,865)	—	(338,472)	—	(86,374)

Contract transactions
Purchase payments	9,322,579	204,988	4,577,004	—	614,277	—	372,716
Surrenders and terminations	(6,219,462)	—	(27,545,708)	—	(20,973)	—	(48,824)
Transfers between Investment Divisions	(5,278,132)	—	(10,356,913)	—	193,129	—	185,853
Contract owner charges	(1,134,768)	(975)	(2,086,088)	—	(16,131)	—	(11,346)
Net change in net assets
from contract transaction	(3,309,783)	204,013	(35,411,705)	—	770,302	—	498,399

Net change in net assets	(20,564,354)	179,164	(60,618,570)	—	431,830	—	412,025

Net assets beginning of year	114,681,139	—	261,301,713	—	641,173	—	706,467

Net assets end of year	$94,116,785	$179,164	$200,683,143	$—	$1,073,003	$—	$1,118,492

Contract unit transactions
Units outstanding at beginning of year	5,615,084	—	12,215,552	—	60,288	—	63,172
Units issued	1,219,085	13,926	720,500	—	282,648	—	57,503
Units redeemed	(1,425,985)	(6,108)	(2,380,350)	—	(217,113)	—	(14,720)
Units outstanding at end of year	5,408,184	7,818	10,555,702	—	125,823	—	105,955
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$35,135,905	$362,744	$20,696,259	$—	$2,882,324	$—	$671,044
Proceeds from sales	$29,272,389	$139,606	$54,593,071	$—	$2,132,606	$—	$183,220

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC MSCI KLD 400 Social Index Fund - Class I(a)	JNL/MC MSCI World Index Fund - Class A	JNL/MC MSCI World Index Fund - Class I(a)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Nasdaq 100 Index Fund - Class I(a)	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class I(b)
Operations
Net investment income (loss)	$—	$96,899	$—	$(1,606,910)	$1,284	$606,899	$—
Net realized gain (loss) on investments	—	411,851	—	8,078,008	(12,426)	691,642	—
Net change in unrealized appreciation
(depreciation) on investments	—	(937,806)	—	(12,389,276)	(19,374)	(4,665,455)	—
Net change in net assets
from operations	—	(429,056)	—	(5,918,178)	(30,516)	(3,366,914)	—

Contract transactions
Purchase payments	—	2,084,136	—	22,102,650	252,417	1,122,186	—
Surrenders and terminations	—	(14,573)	—	(6,861,723)	—	(1,298,375)	—
Transfers between Investment Divisions	—	1,425,167	—	10,841,239	(108,587)	(705,725)	—
Contract owner charges	—	(25,535)	—	(1,494,802)	(757)	(219,656)	—
Net change in net assets
from contract transaction	—	3,469,195	—	24,587,364	143,073	(1,101,570)	—

Net change in net assets	—	3,040,139	—	18,669,186	112,557	(4,468,484)	—

Net assets beginning of year	—	770,882	—	120,499,453	—	22,204,606	—

Net assets end of year	$—	$3,811,021	$—	$139,168,639	$112,557	$17,736,122	$—

Contract unit transactions
Units outstanding at beginning of year	—	34,868	—	4,001,734	—	1,036,443	—
Units issued	—	166,604	—	2,232,657	8,052	248,054	—
Units redeemed	—	(11,941)	—	(1,529,875)	(4,153)	(312,901)	—
Units outstanding at end of year	—	189,531	—	4,704,516	3,899	971,596	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$4,280,435	$—	$75,164,348	$272,616	$6,462,886	$—
Proceeds from sales	$—	$295,169	$—	$51,198,180	$125,982	$6,450,505	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Real Estate Sector Fund - Class A	JNL/MC Real Estate Sector Fund - Class I(a)	JNL/MC S&P 1500 Growth Index Fund - Class A	JNL/MC S&P 1500 Growth Index Fund - Class I(a)	JNL/MC S&P 1500 Value Index Fund - Class A	JNL/MC S&P 1500 Value Index Fund - Class I(a)	JNL/MC S&P 400 MidCap Index Fund - Class A
Operations
Net investment income (loss)	$(31,008)	$(146)	$(28,819)	$(5)	$(13,235)	$(193)	$(1,197,682)
Net realized gain (loss) on investments	16,003	5	(52,225)	—	(25,810)	(2,692)	16,615,320
Net change in unrealized appreciation
(depreciation) on investments	(85,596)	(3,480)	(487,600)	(388)	(161,419)	(16,376)	(41,131,312)
Net change in net assets
from operations	(100,601)	(3,621)	(568,644)	(393)	(200,464)	(19,261)	(25,713,674)

Contract transactions
Purchase payments	1,479,981	71,072	1,680,413	10,482	884,159	150,482	16,737,434
Surrenders and terminations	(51,551)	—	(57,774)	—	(57,434)	—	(11,149,285)
Transfers between Investment Divisions	(412,658)	(88)	3,450,755	—	(74,517)	—	(6,206,659)
Contract owner charges	(20,743)	(412)	(21,418)	(12)	(7,260)	(650)	(1,988,306)
Net change in net assets
from contract transaction	995,029	70,572	5,051,976	10,470	744,948	149,832	(2,606,816)

Net change in net assets	894,428	66,951	4,483,332	10,077	544,484	130,571	(28,320,490)

Net assets beginning of year	1,159,800	—	677,259	—	972,488	—	204,964,383

Net assets end of year	$2,054,228	$66,951	$5,160,591	$10,077	$1,516,972	$130,571	$176,643,893

Contract unit transactions
Units outstanding at beginning of year	113,878	—	63,292	—	91,116	—	5,987,024
Units issued	212,613	6,989	565,361	954	164,546	26,274	1,206,575
Units redeemed	(110,759)	(40)	(132,911)	(1)	(95,416)	(12,666)	(1,286,315)
Units outstanding at end of year	215,732	6,949	495,742	953	160,246	13,608	5,907,284
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,088,900	$70,984	$6,499,603	$10,483	$1,739,435	$284,069	$54,435,988
Proceeds from sales	$1,124,879	$558	$1,476,447	$17	$1,007,722	$134,429	$47,458,572

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC S&P 400 MidCap Index Fund - Class I(a)	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC S&P SMid 60 Fund - Class I(a)	JNL/MC Small Cap Index Fund - Class A	JNL/MC Small Cap Index Fund - Class I(a)	JNL/MC Telecommunications Sector Fund - Class A
Operations
Net investment income (loss)	$1,199	$(355,626)	$320,910	$(1)	$(892,454)	$1,737	$253,815
Net realized gain (loss) on investments	(2,406)	56,114,782	6,862,199	—	22,212,037	15,649	1,258,215
Net change in unrealized appreciation
(depreciation) on investments	(23,334)	(93,151,865)	(18,103,082)	(9)	(38,400,564)	(52,085)	(2,293,758)
Net change in net assets
from operations	(24,541)	(37,392,709)	(10,919,973)	(10)	(17,080,981)	(34,699)	(781,728)

Contract transactions
Purchase payments	151,929	68,707,838	2,185,164	5,000	15,472,689	318,977	479,360
Surrenders and terminations	—	(31,590,701)	(2,285,642)	—	(8,683,018)	—	(1,003,261)
Transfers between Investment Divisions	178	(5,574,372)	15,534,705	—	630,459	(161)	(1,433,464)
Contract owner charges	(574)	(6,029,701)	(374,082)	—	(1,539,394)	(426)	(95,865)
Net change in net assets
from contract transaction	151,533	25,513,064	15,060,145	5,000	5,880,736	318,390	(2,053,230)

Net change in net assets	126,992	(11,879,645)	4,140,172	4,990	(11,200,245)	283,691	(2,834,958)

Net assets beginning of year	—	567,213,594	30,497,195	—	152,687,403	—	11,815,301

Net assets end of year	$126,992	$555,333,949	$34,637,367	$4,990	$141,487,158	$283,691	$8,980,343

Contract unit transactions
Units outstanding at beginning of year	—	24,338,107	1,569,689	—	5,131,246	—	1,207,840
Units issued	5,895	5,963,153	1,376,406	282	1,530,146	9,773	182,865
Units redeemed	(2,661)	(4,943,217)	(598,513)	—	(1,378,993)	(1,187)	(406,742)
Units outstanding at end of year	3,234	25,358,043	2,347,582	282	5,282,399	8,586	983,963
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$269,674	$182,451,053	$34,702,178	$5,000	$65,986,550	$383,565	$3,434,878
Proceeds from sales	$110,367	$126,601,419	$11,774,117	$1	$44,743,703	$44,798	$3,972,355

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MC Telecommunications Sector Fund - Class I(a)	JNL/MC Utilities Sector Fund - Class A	JNL/MC Utilities Sector Fund - Class I(a)	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I(a)	JNL/Morningstar Wide Moat Index Fund - Class A(b)	JNL/Morningstar Wide Moat Index Fund - Class I(b)
Operations
Net investment income (loss)	$357	$76,358	$161	$(883,325)	$68	$(7,851)	$(18)
Net realized gain (loss) on investments	(1,678)	190,678	143	7,190,650	814	(20,543)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(233,172)	(776)	(20,125,185)	(3,784)	(174,611)	(1,024)
Net change in net assets
from operations	(1,321)	33,864	(472)	(13,817,860)	(2,902)	(203,005)	(1,042)

Contract transactions
Purchase payments	8,353	957,132	8,353	4,055,493	16,988	237,694	—
Surrenders and terminations	—	(495,610)	—	(7,421,871)	—	(13,027)	—
Transfers between Investment Divisions	(7,032)	4,089,569	14,628	25,573,445	6,282	2,747,470	11,385
Contract owner charges	—	(14,906)	(23)	(1,051,232)	(73)	(6,656)	—
Net change in net assets
from contract transaction	1,321	4,536,185	22,958	21,155,835	23,197	2,965,481	11,385

Net change in net assets	—	4,570,049	22,486	7,337,975	20,295	2,762,476	10,343

Net assets beginning of year	—	5,002,678	—	81,851,080	—	—	—

Net assets end of year	$—	$9,572,727	$22,486	$89,189,055	$20,295	$2,762,476	$10,343

Contract unit transactions
Units outstanding at beginning of year	—	351,649	—	3,584,466	—	—	—
Units issued	1,251	482,680	2,289	2,104,599	822	319,956	1,115
Units redeemed	(1,251)	(170,994)	(642)	(1,198,197)	(3)	(20,670)	—
Units outstanding at end of year	—	663,335	1,647	4,490,868	819	299,286	1,115
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$18,439	$7,197,388	$32,150	$54,298,204	$24,290	$3,148,252	$11,385
Proceeds from sales	$15,682	$2,514,043	$8,951	$28,704,198	$205	$190,622	$18

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on August 13, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)
Operations
Net investment income (loss)	$2,296	$—	$(4,845)	$212,454	$(1)	$64,970	$—
Net realized gain (loss) on investments	410	—	(31,501)	41,496	—	(29,471)	—
Net change in unrealized appreciation
(depreciation) on investments	2,987	—	(56,640)	(2,025,018)	(9)	(65,152)	—
Net change in net assets
from operations	5,693	—	(92,986)	(1,771,068)	(10)	(29,653)	—

Contract transactions
Purchase payments	247,699	—	121,311	4,250,617	5,000	470,567	—
Surrenders and terminations	(99,886)	—	(67,661)	(2,611,550)	—	(1,208,429)	—
Transfers between Investment Divisions	16,803	—	123,450	(6,693,782)	—	(357,663)	—
Contract owner charges	(629)	—	(152)	(485,000)	—	(3,269)	—
Net change in net assets
from contract transaction	163,987	—	176,948	(5,539,715)	5,000	(1,098,794)	—

Net change in net assets	169,680	—	83,962	(7,310,783)	4,990	(1,128,447)	—

Net assets beginning of year	753,205	—	581,755	47,867,959	—	7,402,525	—

Net assets end of year	$922,885	$—	$665,717	$40,557,176	$4,990	$6,274,078	$—

Contract unit transactions
Units outstanding at beginning of year	75,832	—	87,459	4,214,215	—	711,724	—
Units issued	31,815	—	73,048	784,602	411	78,792	—
Units redeemed	(15,888)	—	(47,484)	(1,283,828)	—	(183,291)	—
Units outstanding at end of year	91,759	—	113,023	3,714,989	411	607,225	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$333,630	$—	$492,372	$9,660,773	$5,000	$962,568	$—
Proceeds from sales	$167,347	$—	$320,269	$14,988,034	$1	$1,996,393	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class A	JNL/Oppenheimer Global Growth Fund - Class I(a)	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Investment Grade Corporate Bond Fund - Class I(a)
Operations
Net investment income (loss)	$(32,447)	$(1,229,834)	$—	$(130,268)	$83	$252,604	$(2)
Net realized gain (loss) on investments	(98,955)	9,687,405	—	(10,373)	—	80,011	76
Net change in unrealized appreciation
(depreciation) on investments	(862,573)	(29,850,336)	—	43,196	98	(1,277,684)	—
Net change in net assets
from operations	(993,975)	(21,392,765)	—	(97,445)	181	(945,069)	74

Contract transactions
Purchase payments	676,047	9,856,086	—	8,190,894	64,874	2,458,671	11,297
Surrenders and terminations	(156,886)	(9,199,637)	—	(833,507)	—	(1,205,360)	—
Transfers between Investment Divisions	1,167,963	2,322,696	—	10,292,472	—	(4,919,074)	(11,371)
Contract owner charges	(252)	(1,638,217)	—	(146,183)	—	(180,328)	—
Net change in net assets
from contract transaction	1,686,872	1,340,928	—	17,503,676	64,874	(3,846,091)	(74)

Net change in net assets	692,897	(20,051,837)	—	17,406,231	65,055	(4,791,160)	—

Net assets beginning of year	1,951,967	142,339,186	—	4,780,133	—	23,680,222	—

Net assets end of year	$2,644,864	$122,287,349	$—	$22,186,364	$65,055	$18,889,062	$—

Contract unit transactions
Units outstanding at beginning of year	168,115	5,664,704	—	476,282	—	2,028,572	—
Units issued	346,442	1,378,329	—	2,236,656	6,493	417,871	989
Units redeemed	(217,951)	(1,371,135)	—	(467,628)	—	(768,410)	(989)
Units outstanding at end of year	296,606	5,671,898	—	2,245,310	6,493	1,678,033	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,948,051	$39,138,042	$—	$22,197,659	$65,010	$5,497,109	$11,297
Proceeds from sales	$2,179,929	$35,829,313	$—	$4,824,250	$53	$8,909,649	$11,373

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I(a)	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I(a)	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I(a)	JNL/PPM America Long Short Credit Fund - Class A
Operations
Net investment income (loss)	$(598,109)	$54	$1,853,155	$528	$4,985,805	$(1)	$19,877
Net realized gain (loss) on investments	(2,176,996)	(1)	(389,356)	(2,537)	(331,671)	14	(9,812)
Net change in unrealized appreciation
(depreciation) on investments	(126,260)	(154)	(4,118,342)	(1,357)	(12,107,046)	—	(52,027)
Net change in net assets
from operations	(2,901,365)	(101)	(2,654,543)	(3,366)	(7,452,912)	13	(41,962)

Contract transactions
Purchase payments	4,582,057	6,448	10,742,152	39,395	7,515,153	3,389	294,597
Surrenders and terminations	(6,324,222)	—	(7,178,396)	—	(7,852,292)	—	(74,508)
Transfers between Investment Divisions	(312,806)	1	5,705,254	20,918	(9,780,587)	(3,402)	(18,169)
Contract owner charges	(839,869)	(32)	(857,749)	(92)	(1,040,294)	—	(733)
Net change in net assets
from contract transaction	(2,894,840)	6,417	8,411,261	60,221	(11,158,020)	(13)	201,187

Net change in net assets	(5,796,205)	6,316	5,756,718	56,855	(18,610,932)	—	159,225

Net assets beginning of year	79,953,991	—	94,067,032	—	120,556,663	—	974,814

Net assets end of year	$74,157,786	$6,316	$99,823,750	$56,855	$101,945,731	$—	$1,134,039

Contract unit transactions
Units outstanding at beginning of year	5,824,680	—	8,214,752	—	5,526,311	—	91,890
Units issued	1,187,459	395	3,298,638	26,411	1,041,248	112	53,777
Units redeemed	(1,410,975)	(2)	(2,575,636)	(20,946)	(1,589,707)	(112)	(34,919)
Units outstanding at end of year	5,601,164	393	8,937,754	5,465	4,977,852	—	110,748
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$16,573,830	$6,515	$41,247,171	$283,462	$28,531,461	$3,389	$604,530
Proceeds from sales	$20,066,778	$44	$30,982,754	$222,712	$34,703,675	$3,403	$383,466

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Long Short Credit Fund - Class I(a)	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(184,073)	$146	$(593,945)	$149	$307,321	$(2)
Net realized gain (loss) on investments	—	4,001,739	1,425	11,565,336	2,629	(87,010)	—
Net change in unrealized appreciation
(depreciation) on investments	—	(12,444,932)	(4,708)	(21,262,738)	(7,720)	(865,334)	61
Net change in net assets
from operations	—	(8,627,266)	(3,137)	(10,291,347)	(4,942)	(645,023)	59

Contract transactions
Purchase payments	—	3,622,432	16,000	4,194,152	22,449	3,442,953	17,464
Surrenders and terminations	—	(2,102,669)	—	(2,496,078)	—	(988,563)	—
Transfers between Investment Divisions	—	2,132,872	—	(19,707,324)	—	1,645,600	—
Contract owner charges	—	(387,559)	(105)	(723,788)	(136)	(208,606)	—
Net change in net assets
from contract transaction	—	3,265,076	15,895	(18,733,038)	22,313	3,891,384	17,464

Net change in net assets	—	(5,362,190)	12,758	(29,024,385)	17,371	3,246,361	17,523

Net assets beginning of year	—	37,793,550	—	67,562,599	—	25,247,824	—

Net assets end of year	$—	$32,431,360	$12,758	$38,538,214	$17,371	$28,494,185	$17,523

Contract unit transactions
Units outstanding at beginning of year	—	1,801,120	—	3,066,470	—	1,500,601	—
Units issued	—	533,963	657	763,469	828	609,174	1,488
Units redeemed	—	(374,549)	(5)	(1,606,211)	(5)	(363,918)	—
Units outstanding at end of year	—	1,960,534	652	2,223,728	823	1,745,857	1,488
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$14,853,623	$17,620	$23,060,872	$25,293	$10,517,777	$17,465
Proceeds from sales	$—	$8,136,255	$141	$36,347,556	$184	$6,319,072	$2

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/PPM America Value Equity Fund - Class A	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P 4 Fund - Class A	JNL/S&P 4 Fund - Class I(a)	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Competitive Advantage Fund - Class I(a)	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$15,014	$35	$(7,139,292)	$(23)	$(317,835)	$—	$4,084,580
Net realized gain (loss) on investments	623,485	(119)	20,430,453	(2)	3,814,774	—	26,038,350
Net change in unrealized appreciation
(depreciation) on investments	(2,937,160)	(600)	(47,559,186)	(2,093)	(5,533,446)	—	(48,180,530)
Net change in net assets
from operations	(2,298,661)	(684)	(34,268,025)	(2,118)	(2,036,507)	—	(18,057,600)

Contract transactions
Purchase payments	1,425,145	9,175	25,775,066	23,640	3,588,153	—	10,459,415
Surrenders and terminations	(1,130,686)	—	(29,968,118)	—	(2,722,361)	—	(15,776,669)
Transfers between Investment Divisions	(358,457)	(2,100)	(37,418,595)	69	(2,989,396)	—	(16,754,156)
Contract owner charges	(165,611)	(15)	(5,234,684)	—	(567,080)	—	(3,041,031)
Net change in net assets
from contract transaction	(229,609)	7,060	(46,846,331)	23,709	(2,690,684)	—	(25,112,441)

Net change in net assets	(2,528,270)	6,376	(81,114,356)	21,591	(4,727,191)	—	(43,170,041)

Net assets beginning of year	15,294,915	—	511,544,024	—	56,464,159	—	291,181,699

Net assets end of year	$12,766,645	$6,376	$430,429,668	$21,591	$51,736,968	$—	$248,011,658

Contract unit transactions
Units outstanding at beginning of year	460,933	—	22,079,254	—	2,210,784	—	12,764,251
Units issued	83,289	184	2,515,971	1,131	481,509	—	1,499,988
Units redeemed	(94,887)	(42)	(4,505,878)	—	(590,634)	—	(2,632,797)
Units outstanding at end of year	449,335	142	20,089,347	1,131	2,101,659	—	11,631,442
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,934,448	$9,244	$59,180,997	$23,709	$15,809,690	$—	$65,633,227
Proceeds from sales	$3,149,042	$2,149	$113,166,620	$23	$16,323,365	$—	$63,584,492

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Dividend Income & Growth Fund - Class I(a)	JNL/S&P International 5 Fund - Class A	JNL/S&P International 5 Fund - Class I(a)	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Intrinsic Value Fund - Class I(a)	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class I(a)
Operations
Net investment income (loss)	$1,590	$173,789	$—	$23,427	$(1)	$(2,432,337)	$(1,195)
Net realized gain (loss) on investments	4,368	54,201	—	2,779,244	—	8,462,749	(288)
Net change in unrealized appreciation
(depreciation) on investments	(8,574)	(857,359)	—	(6,590,773)	321	(18,128,023)	(66,894)
Net change in net assets
from operations	(2,616)	(629,369)	—	(3,788,102)	320	(12,097,611)	(68,377)

Contract transactions
Purchase payments	52,000	672,974	—	3,021,071	8,273	9,418,911	571,513
Surrenders and terminations	—	(125,290)	—	(3,424,359)	—	(9,305,673)	—
Transfers between Investment Divisions	(494)	(436,439)	—	(3,024,586)	—	(5,559,926)	(1)
Contract owner charges	(372)	(1,512)	—	(618,590)	—	(1,784,469)	(2,496)
Net change in net assets
from contract transaction	51,134	109,733	—	(4,046,464)	8,273	(7,231,157)	569,016

Net change in net assets	48,518	(519,636)	—	(7,834,566)	8,593	(19,328,768)	500,639

Net assets beginning of year	—	3,911,988	—	59,146,333	—	157,774,288	—

Net assets end of year	$48,518	$3,392,352	$—	$51,311,767	$8,593	$138,445,520	$500,639

Contract unit transactions
Units outstanding at beginning of year	—	303,555	—	2,585,919	—	6,249,679	—
Units issued	1,932	138,510	—	526,452	336	962,727	17,902
Units redeemed	(32)	(127,819)	—	(698,585)	—	(1,261,323)	(84)
Units outstanding at end of year	1,900	314,246	—	2,413,786	336	5,951,083	17,818
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$58,113	$1,891,782	$—	$15,272,146	$8,273	$24,756,884	$571,512
Proceeds from sales	$1,014	$1,608,260	$—	$17,489,520	$1	$34,420,378	$3,692

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Conservative Fund - Class I(a)	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Growth Fund - Class I(a)	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Fund - Class I(a)	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$(1,806,589)	$—	$(6,062,773)	$—	$(4,219,785)	$—	$(6,831,154)
Net realized gain (loss) on investments	3,210,829	—	16,708,741	—	9,286,283	—	22,077,123
Net change in unrealized appreciation
(depreciation) on investments	(5,737,814)	—	(39,078,512)	—	(18,188,148)	—	(42,283,902)
Net change in net assets
from operations	(4,333,574)	—	(28,432,544)	—	(13,121,650)	—	(27,037,933)

Contract transactions
Purchase payments	2,719,037	—	13,027,080	—	8,620,335	—	17,918,827
Surrenders and terminations	(14,115,903)	—	(29,687,137)	—	(27,377,057)	—	(41,669,046)
Transfers between Investment Divisions	(3,945,329)	—	7,735,945	—	(2,448,984)	—	(17,103,104)
Contract owner charges	(1,452,465)	—	(4,717,753)	—	(3,378,954)	—	(5,382,482)
Net change in net assets
from contract transaction	(16,794,660)	—	(13,641,865)	—	(24,584,660)	—	(46,235,805)

Net change in net assets	(21,128,234)	—	(42,074,409)	—	(37,706,310)	—	(73,273,738)

Net assets beginning of year	126,821,829	—	397,279,465	—	291,601,609	—	473,768,422

Net assets end of year	$105,693,595	$—	$355,205,056	$—	$253,895,299	$—	$400,494,684

Contract unit transactions
Units outstanding at beginning of year	8,894,769	—	15,971,951	—	17,469,958	—	21,222,883
Units issued	664,530	—	1,503,965	—	1,303,181	—	1,807,112
Units redeemed	(1,860,751)	—	(2,090,201)	—	(2,795,228)	—	(3,903,663)
Units outstanding at end of year	7,698,548	—	15,385,715	—	15,977,911	—	19,126,332
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,435,202	$—	$38,603,593	$—	$21,735,777	$—	$40,865,726
Proceeds from sales	$28,036,451	$—	$58,308,231	$—	$50,540,222	$—	$93,932,685

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/S&P Managed Moderate Growth Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I(a)	JNL/S&P Total Yield Fund - Class A	JNL/S&P Total Yield Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
Operations
Net investment income (loss)	$—	$47,559	$—	$(83,690)	$—	$(42,715)	$(833,378)
Net realized gain (loss) on investments	—	517,018	—	2,058,879	—	83,753	6,557,434
Net change in unrealized appreciation
(depreciation) on investments	—	(4,035,328)	—	(6,421,757)	118	(95,205)	(8,303,947)
Net change in net assets
from operations	—	(3,470,751)	—	(4,446,568)	118	(54,167)	(2,579,891)

Contract transactions
Purchase payments	—	2,227,626	—	2,472,000	2,757	194,135	35,745,362
Surrenders and terminations	—	(973,066)	—	(2,356,150)	—	(176,962)	(5,647,769)
Transfers between Investment Divisions	—	(1,521,982)	—	(2,749,324)	—	(378,983)	24,285,072
Contract owner charges	—	(212,001)	—	(411,617)	—	(1,609)	(883,086)
Net change in net assets
from contract transaction	—	(479,423)	—	(3,045,091)	2,757	(363,419)	53,499,579

Net change in net assets	—	(3,950,174)	—	(7,491,659)	2,875	(417,586)	50,919,688

Net assets beginning of year	—	21,728,791	—	38,777,855	—	4,440,570	112,574,556

Net assets end of year	$—	$17,778,617	$—	$31,286,196	$2,875	$4,022,984	$163,494,244

Contract unit transactions
Units outstanding at beginning of year	—	1,697,127	—	1,884,711	—	453,142	7,784,041
Units issued	—	311,313	—	278,257	134	52,168	5,786,194
Units redeemed	—	(347,637)	—	(428,754)	—	(89,945)	(2,152,110)
Units outstanding at end of year	—	1,660,803	—	1,734,214	134	415,365	11,418,125
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$4,259,650	$—	$8,045,298	$2,758	$586,810	$90,570,922
Proceeds from sales	$—	$4,691,514	$—	$9,335,699	$—	$909,204	$33,351,224

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Capital Appreciation Fund - Class I(a)	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I(a)	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I(a)	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$1,671	$(6,865,614)	$309	$(161,162)	$(4,747,812)	$(427)	$71,139
Net realized gain (loss) on investments	7,225	80,086,365	19,496	82,720	34,055,941	9,073	(267,205)
Net change in unrealized appreciation
(depreciation) on investments	(27,911)	(91,080,628)	(99,286)	(2,186,288)	(43,524,713)	(36,228)	66,834
Net change in net assets
from operations	(19,015)	(17,859,877)	(79,481)	(2,264,730)	(14,216,584)	(27,582)	(129,232)

Contract transactions
Purchase payments	302,347	61,164,008	747,872	102,024	32,203,032	249,512	8,387,807
Surrenders and terminations	—	(26,258,143)	—	(1,913,577)	(17,596,275)	—	(4,954,847)
Transfers between Investment Divisions	15,883	9,326,868	(200,336)	18,985,598	17,866,576	(108)	16,710,134
Contract owner charges	(198)	(5,238,072)	(2,856)	(6,046)	(3,638,813)	(1,073)	(602,248)
Net change in net assets
from contract transaction	318,032	38,994,661	544,680	17,167,999	28,834,520	248,331	19,540,846

Net change in net assets	299,017	21,134,784	465,199	14,903,269	14,617,936	220,749	19,411,614

Net assets beginning of year	—	439,672,797	—	8,764,586	286,478,223	—	63,059,643

Net assets end of year	$299,017	$460,807,581	$465,199	$23,667,855	$301,096,159	$220,749	$82,471,257

Contract unit transactions
Units outstanding at beginning of year	—	6,221,992	—	766,097	2,753,488	—	6,143,211
Units issued	22,320	1,880,083	7,971	1,778,028	720,953	2,183	3,856,245
Units redeemed	(1,460)	(1,438,015)	(3,350)	(296,506)	(478,418)	(660)	(1,935,741)
Units outstanding at end of year	20,860	6,664,060	4,621	2,247,619	2,996,023	1,523	8,063,715
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$349,992	$205,958,859	$971,937	$20,486,045	$104,308,416	$363,463	$40,399,080
Proceeds from sales	$21,838	$114,253,746	$348,195	$3,479,208	$56,559,539	$99,021	$20,787,095

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/T. Rowe Price Short-Term Bond Fund - Class I(a)	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I(a)	JNL/The Boston Company Equity Income Fund - Class A	JNL/The Boston Company Equity Income Fund - Class I(a)	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I(a)
Operations
Net investment income (loss)	$621	$(541,423)	$2,704	$(2,680)	$116	$(16,314)	$—
Net realized gain (loss) on investments	(2)	19,936,404	21,297	1,801,959	723	242,596	—
Net change in unrealized appreciation
(depreciation) on investments	(266)	(37,048,976)	(45,131)	(3,583,056)	(2,247)	(388,465)	—
Net change in net assets
from operations	353	(17,653,995)	(21,130)	(1,783,777)	(1,408)	(162,183)	—

Contract transactions
Purchase payments	61,489	12,671,763	203,276	1,448,275	11,298	234,503	—
Surrenders and terminations	—	(8,668,841)	—	(2,073,892)	—	(61,758)	—
Transfers between Investment Divisions	(102)	(611,085)	(50)	811,082	(52)	(149,835)	—
Contract owner charges	(101)	(1,520,429)	(804)	(48,519)	—	(1,542)	—
Net change in net assets
from contract transaction	61,286	1,871,408	202,422	136,946	11,246	21,368	—

Net change in net assets	61,639	(15,782,587)	181,292	(1,646,831)	9,838	(140,815)	—

Net assets beginning of year	—	159,464,938	—	16,389,036	—	1,779,083	—

Net assets end of year	$61,639	$143,682,351	$181,292	$14,742,205	$9,838	$1,638,268	$—

Contract unit transactions
Units outstanding at beginning of year	—	5,215,123	—	784,672	—	121,132	—
Units issued	4,969	1,035,126	5,028	247,056	638	20,975	—
Units redeemed	(40)	(986,938)	(20)	(239,209)	(3)	(18,936)	—
Units outstanding at end of year	4,929	5,263,311	5,008	792,519	635	123,171	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$62,462	$50,872,804	$227,722	$6,424,782	$12,156	$490,180	$—
Proceeds from sales	$555	$31,924,792	$1,203	$5,124,635	$71	$297,978	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I(a)	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I(a)	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I(a)
Operations
Net investment income (loss)	$171,799	$(253,603)	$(6)	$(144,847)	$(544)	$(78,033)	$(266)
Net realized gain (loss) on investments	(147,341)	135,554	—	3,805	(2)	763	1
Net change in unrealized appreciation
(depreciation) on investments	(654,024)	(1,970,989)	(275)	(977,346)	(13,993)	106,609	1,222
Net change in net assets
from operations	(629,566)	(2,089,038)	(281)	(1,118,388)	(14,539)	29,339	957

Contract transactions
Purchase payments	464,311	9,807,070	24,666	6,412,874	354,174	2,610,326	82,032
Surrenders and terminations	(364,637)	(490,576)	—	(331,245)	—	(273,229)	—
Transfers between Investment Divisions	302,861	15,620,545	—	7,004,228	1	2,529,866	—
Contract owner charges	(871)	(175,501)	—	(95,729)	(51)	(46,033)	—
Net change in net assets
from contract transaction	401,664	24,761,538	24,666	12,990,128	354,124	4,820,930	82,032

Net change in net assets	(227,902)	22,672,500	24,385	11,871,740	339,585	4,850,269	82,989

Net assets beginning of year	3,802,513	5,201,805	—	4,692,527	—	2,031,526	—

Net assets end of year	$3,574,611	$27,874,305	$24,385	$16,564,267	$339,585	$6,881,795	$82,989

Contract unit transactions
Units outstanding at beginning of year	714,479	481,062	—	441,984	—	203,356	—
Units issued	355,426	2,582,499	2,295	1,549,008	34,238	756,837	8,236
Units redeemed	(267,914)	(402,351)	—	(299,663)	(5)	(267,829)	—
Units outstanding at end of year	801,991	2,661,210	2,295	1,691,329	34,233	692,364	8,236
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,880,569	$29,342,144	$24,666	$16,113,286	$354,175	$7,457,012	$82,032
Proceeds from sales	$1,307,106	$4,834,209	$6	$3,268,005	$594	$2,714,115	$266

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard International Fund - Class A	JNL/Vanguard International Fund - Class I(a)	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A
Operations
Net investment income (loss)	$(89,429)	$(504)	$(347,586)	$(225)	$(149,173)	$(200)	$(128,050)
Net realized gain (loss) on investments	(19,818)	(145)	(167,174)	(1)	(153,769)	(3,782)	(24,790)
Net change in unrealized appreciation
(depreciation) on investments	(981,435)	(30,562)	(5,640,992)	(5,490)	(2,071,973)	(11,646)	(527,376)
Net change in net assets
from operations	(1,090,682)	(31,211)	(6,155,752)	(5,716)	(2,374,915)	(15,628)	(680,216)

Contract transactions
Purchase payments	7,214,874	345,000	11,169,302	140,001	7,487,492	192,406	9,390,106
Surrenders and terminations	(113,316)	—	(472,526)	—	(374,540)	—	(895,143)
Transfers between Investment Divisions	2,554,262	91	22,461,279	—	9,477,508	305	26,049
Contract owner charges	(72,421)	(2,025)	(241,963)	(50)	(112,396)	(735)	(76,850)
Net change in net assets
from contract transaction	9,583,399	343,066	32,916,092	139,951	16,478,064	191,976	8,444,162

Net change in net assets	8,492,717	311,855	26,760,340	134,235	14,103,149	176,348	7,763,946

Net assets beginning of year	1,599,982	—	5,081,305	—	3,426,814	—	4,460,293

Net assets end of year	$10,092,699	$311,855	$31,841,645	$134,235	$17,529,963	$176,348	$12,224,239

Contract unit transactions
Units outstanding at beginning of year	153,076	—	486,348	—	326,333	—	437,647
Units issued	1,030,492	32,490	3,736,831	14,876	1,987,672	29,666	1,220,582
Units redeemed	(121,324)	(200)	(663,881)	(5)	(320,240)	(9,763)	(383,659)
Units outstanding at end of year	1,062,244	32,290	3,559,298	14,871	1,993,765	19,903	1,274,570
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,831,465	$345,091	$39,894,779	$140,000	$19,616,140	$283,795	$12,282,981
Proceeds from sales	$1,337,496	$2,529	$7,326,273	$275	$3,287,250	$92,019	$3,966,869

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund - Class I(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I(a)	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I(a)	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(a)
Operations
Net investment income (loss)	$—	$(144,229)	$—	$(161,628)	$(210)	$(234,999)	$(1,081)
Net realized gain (loss) on investments	—	198	—	(92,861)	(2,606)	59,508	12
Net change in unrealized appreciation
(depreciation) on investments	—	(1,100,424)	—	(2,796,096)	(19,801)	(2,358,266)	(28,282)
Net change in net assets
from operations	—	(1,244,455)	—	(3,050,585)	(22,617)	(2,533,757)	(29,351)

Contract transactions
Purchase payments	—	11,940,460	—	8,056,348	140,859	9,669,577	333,127
Surrenders and terminations	—	(358,617)	—	(254,313)	—	(643,093)	—
Transfers between Investment Divisions	—	2,298,680	—	9,235,206	—	17,765,792	—
Contract owner charges	—	(95,789)	—	(123,704)	(725)	(175,192)	(10)
Net change in net assets
from contract transaction	—	13,784,734	—	16,913,537	140,134	26,617,084	333,117

Net change in net assets	—	12,540,279	—	13,862,952	117,517	24,083,327	303,766

Net assets beginning of year	—	3,817,294	—	3,800,966	—	4,835,592	—

Net assets end of year	$—	$16,357,573	$—	$17,663,918	$117,517	$28,918,919	$303,766

Contract unit transactions
Units outstanding at beginning of year	—	369,448	—	354,214	—	452,089	—
Units issued	—	1,637,013	—	1,773,005	20,308	2,780,670	30,145
Units redeemed	—	(290,779)	—	(317,204)	(8,418)	(318,584)	(1)
Units outstanding at end of year	—	1,715,682	—	1,810,015	11,890	2,914,175	30,144
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$—	$16,754,488	$—	$20,363,182	$236,043	$30,080,366	$333,127
Proceeds from sales	$—	$3,113,984	$—	$3,611,273	$96,120	$3,698,281	$1,091

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I(a)	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I(a)	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I(a)	JNL/WMC Government Money Market Fund - Class A
Operations
Net investment income (loss)	$(31,779)	$—	$(5,600)	$—	$1,036,185	$(109)	$(169,651)
Net realized gain (loss) on investments	235,029	—	25,243	—	23,051,320	(2)	—
Net change in unrealized appreciation
(depreciation) on investments	(513,785)	—	(6,055)	11	(43,973,726)	(5,028)	—
Net change in net assets
from operations	(310,535)	—	13,588	11	(19,886,221)	(5,139)	(169,651)

Contract transactions
Purchase payments	1,271,909	—	311,278	—	52,515,980	638,870	49,782,986
Surrenders and terminations	(172,780)	—	(46,707)	—	(24,869,637)	—	(21,770,963)
Transfers between Investment Divisions	1,865,030	—	1,209,161	984	3,959,625	(27)	(25,045,665)
Contract owner charges	(2,613)	—	(3,086)	—	(4,065,598)	—	(795,950)
Net change in net assets
from contract transaction	2,961,546	—	1,470,646	984	27,540,370	638,843	2,170,408

Net change in net assets	2,651,011	—	1,484,234	995	7,654,149	633,704	2,000,757

Net assets beginning of year	2,248,921	—	349,477	—	398,490,116	—	67,398,503

Net assets end of year	$4,899,932	$—	$1,833,711	$995	$406,144,265	$633,704	$69,399,260

Contract unit transactions
Units outstanding at beginning of year	161,356	—	34,883	—	8,366,908	—	5,723,579
Units issued	322,243	—	163,079	95	1,779,395	9,623	10,273,568
Units redeemed	(95,790)	—	(20,393)	—	(1,208,565)	—	(10,092,447)
Units outstanding at end of year	387,809	—	177,569	95	8,937,738	9,623	5,904,700
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,388,818	$—	$1,701,839	$984	$108,724,596	$638,843	$122,271,647
Proceeds from sales	$1,367,411	$—	$214,044	$—	$62,997,281	$109	$120,270,891

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/WMC Government Money Market Fund - Class I(a)	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I(a)	JNL Interest Rate Opportunities Fund - Class A(b)	JNL Real Assets Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class A(b)	JNL/Invesco Mid Cap Value Fund - Class I(a) (c)
Operations
Net investment income (loss)	$10	$156,232	$—	$(21,834)	$(2,860)	$(183,225)	$(1)
Net realized gain (loss) on investments	—	8,097,847	—	58,672	8,137	7,769,537	(60)
Net change in unrealized appreciation
(depreciation) on investments	—	(14,954,120)	—	(68,758)	(13,185)	(5,814,304)	—
Net change in net assets
from operations	10	(6,700,041)	—	(31,920)	(7,908)	1,772,008	(61)

Contract transactions
Purchase payments	21,141	5,147,932	—	56,951	4,194	1,881,362	6,448
Surrenders and terminations	—	(4,660,732)	—	(104,453)	(29,617)	(1,532,734)	—
Transfers between Investment Divisions	(2)	974,598	—	(3,323,309)	(454,377)	(34,690,674)	(6,387)
Contract owner charges	—	(597,042)	—	(323)	(54)	(239,686)	—
Net change in net assets
from contract transaction	21,139	864,756	—	(3,371,134)	(479,854)	(34,581,732)	61

Net change in net assets	21,149	(5,835,285)	—	(3,403,054)	(487,762)	(32,809,724)	—

Net assets beginning of year	—	55,521,833	—	3,403,054	487,762	32,809,724	—

Net assets end of year	$21,149	$49,686,548	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	1,481,543	—	343,778	49,720	1,102,565	—
Units issued	1,477	376,861	—	11,009	2,045	200,598	145
Units redeemed	(218)	(362,219)	—	(354,787)	(51,765)	(1,303,163)	(145)
Units outstanding at end of year	1,259	1,496,185	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$24,822	$22,410,383	$—	$109,424	$19,741	$9,539,075	$6,448
Proceeds from sales	$3,673	$14,206,826	$—	$3,502,392	$502,456	$41,097,952	$6,388

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 30, 2018.
(b)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.
(c)	The period is from April 30, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2018

	JNL/MMRS Conservative Fund - Class A(a)	JNL/MMRS Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(120,217)	$(11,050)
Net realized gain (loss) on investments	1,903,881	305,580
Net change in unrealized appreciation
(depreciation) on investments	(1,647,487)	(246,648)
Net change in net assets
from operations	136,177	47,882

Contract transactions
Purchase payments	361,839	107,870
Surrenders and terminations	(2,163,010)	(32,500)
Transfers between Investment Divisions	(17,995,049)	(1,843,926)
Contract owner charges	(3,594)	(424)
Net change in net assets
from contract transaction	(19,799,814)	(1,768,980)

Net change in net assets	(19,663,637)	(1,721,098)

Net assets beginning of year	19,663,637	1,721,098

Net assets end of year	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,730,561	145,536
Units issued	50,339	11,226
Units redeemed	(1,780,900)	(156,762)
Units outstanding at end of year	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$575,302	$129,902
Proceeds from sales	$20,495,333	$1,909,932

(a)	The period is from January 1, 2018 through August 13, 2018, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 50 Fund - Class A	JNL iShares Tactical Growth Fund - Class A
Operations
Net investment income (loss)	$(969,218)	$(175,856)	$(1,927,341)	$(213,773)	$(1,521,334)	$(1,638,966)	$66,218
Net realized gain (loss) on investments	1,002,812	395,525	3,535,043	(155,954)	845,606	816,087	240,012
Net change in unrealized appreciation
(depreciation) on investments	11,422,457	737,972	18,673,795	1,149,171	12,544,097	9,876,683	2,866,281
Net change in net assets
from operations	11,456,051	957,641	20,281,497	779,444	11,868,369	9,053,804	3,172,511

Contract transactions
Purchase payments	5,411,256	1,729,810	9,466,340	801,426	2,441,276	2,815,383	1,992,565
Surrenders and terminations	(2,551,920)	(1,958,169)	(5,595,522)	(2,312,280)	(7,578,767)	(7,737,522)	(320,744)
Transfers between Investment Divisions	25,277,927	6,852,943	26,817,557	(3,964,186)	72,594,538	7,069,580	2,927,826
Contract owner charges	(736,199)	(26,325)	(1,498,490)	(10,711)	(1,247,083)	(1,395,506)	(6,131)
Net change in net assets
from contract transaction	27,401,064	6,598,259	29,189,885	(5,485,751)	66,209,964	751,935	4,593,516

Net change in net assets	38,857,115	7,555,900	49,471,382	(4,706,307)	78,078,333	9,805,739	7,766,027

Net assets beginning of year	50,382,084	12,340,961	113,670,985	23,432,466	77,721,919	105,472,066	14,692,672

Net assets end of year	$89,239,199	$19,896,861	$163,142,367	$18,726,159	$155,800,252	$115,277,805	$22,458,699

Contract unit transactions
Units outstanding at beginning of year	4,209,607	1,140,673	8,879,404	2,308,186	4,645,747	6,298,333	1,080,128
Units issued	2,486,061	1,407,024	3,643,524	151,005	4,420,122	1,340,981	478,511
Units redeemed	(540,640)	(825,897)	(1,769,801)	(685,547)	(789,483)	(1,335,863)	(163,207)
Units outstanding at end of year	6,155,028	1,721,800	10,753,127	1,773,644	8,276,386	6,303,451	1,395,432

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$50,456	$111,790	$(361,960)	$(1,614,113)	$(3,204)	$(23,335)	$(1,126,281)
Net realized gain (loss) on investments	167,382	341,718	584,894	2,209,205	1,629	33,180	(321,278)
Net change in unrealized appreciation
(depreciation) on investments	896,993	2,837,803	2,853,935	12,654,966	46,021	265,456	17,913,506
Net change in net assets
from operations	1,114,831	3,291,311	3,076,869	13,250,058	44,446	275,301	16,465,947

Contract transactions
Purchase payments	1,226,912	3,619,539	6,997,974	7,229,969	191,273	2,183,608	5,233,240
Surrenders and terminations	(819,287)	(626,709)	(2,778,526)	(7,615,085)	(43,851)	(96,541)	(4,549,912)
Transfers between Investment Divisions	(1,727,305)	(1,865,715)	(4,723,742)	53,856,334	351,416	1,287,555	(994,979)
Contract owner charges	(5,480)	(8,470)	(25,802)	(1,177,566)	(1,262)	(16,236)	(866,571)
Net change in net assets
from contract transaction	(1,325,160)	1,118,645	(530,096)	52,293,652	497,576	3,358,386	(1,178,222)

Net change in net assets	(210,329)	4,409,956	2,546,773	65,543,710	542,022	3,633,687	15,287,725

Net assets beginning of year	11,888,935	21,901,459	33,433,331	91,381,812	647,086	365,202	66,238,301

Net assets end of year	$11,678,606	$26,311,415	$35,980,104	$156,925,522	$1,189,108	$3,998,889	$81,526,026

Contract unit transactions
Units outstanding at beginning of year	1,023,905	1,716,035	2,767,530	6,921,291	67,679	34,352	1,761,880
Units issued	173,526	399,482	706,182	4,677,472	56,065	367,113	314,694
Units redeemed	(286,510)	(317,022)	(746,394)	(1,257,560)	(5,687)	(72,755)	(356,091)
Units outstanding at end of year	910,921	1,798,495	2,727,318	10,341,203	118,057	328,710	1,720,483

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/AB Dynamic Asset Allocation Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Global Bond Fund - Class A	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A
Operations
Net investment income (loss)	$(411,606)	$47,502	$(126,098)	$(3,504,283)	$(324,280)	$(29,172)	$(452,988)
Net realized gain (loss) on investments	2,841,716	20,079	779,039	8,756,840	(75,392)	653,601	5,743,254
Net change in unrealized appreciation
(depreciation) on investments	1,991,528	378,086	3,210,275	26,290,164	1,671,311	1,606,078	1,794,754
Net change in net assets
from operations	4,421,638	445,667	3,863,216	31,542,721	1,271,639	2,230,507	7,085,020

Contract transactions
Purchase payments	4,296,639	272,169	15,022,979	26,814,241	2,732,106	2,274,017	4,192,387
Surrenders and terminations	(2,263,172)	(114,231)	(1,836,937)	(10,191,108)	(2,329,511)	(281,644)	(1,511,919)
Transfers between Investment Divisions	(814,605)	1,113,469	11,487,531	5,597,715	(38,160)	775,554	(214,522)
Contract owner charges	(506,563)	(475)	(304,521)	(2,688,703)	(333,636)	(1,626)	(424,117)
Net change in net assets
from contract transaction	712,299	1,270,932	24,369,052	19,532,145	30,799	2,766,301	2,041,829

Net change in net assets	5,133,937	1,716,599	28,232,268	51,074,866	1,302,438	4,996,808	9,126,849

Net assets beginning of year	46,679,911	2,670,460	21,326,409	197,214,962	26,049,904	6,481,789	29,090,384

Net assets end of year	$51,813,848	$4,387,059	$49,558,677	$248,289,828	$27,352,342	$11,478,597	$38,217,233

Contract unit transactions
Units outstanding at beginning of year	2,327,301	261,690	1,542,695	10,800,504	2,603,936	557,638	2,298,927
Units issued	466,502	140,815	1,919,239	3,209,384	580,828	290,574	555,028
Units redeemed	(438,006)	(28,452)	(358,801)	(2,180,336)	(583,362)	(87,298)	(415,692)
Units outstanding at end of year	2,355,797	374,053	3,103,133	11,829,552	2,601,402	760,914	2,438,263

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
Operations
Net investment income (loss)	$(1,162,705)	$(238,650)	$(3,924,167)	$(644,229)	$(1,619,547)	$(644,144)	$(330,576)
Net realized gain (loss) on investments	1,420,358	931,793	9,954,044	6,365,644	2,344,854	759,254	329,890
Net change in unrealized appreciation
(depreciation) on investments	12,760,609	4,610,019	43,192,760	14,586,887	12,969,210	11,865,542	6,896,866
Net change in net assets
from operations	13,018,262	5,303,162	49,222,637	20,308,302	13,694,517	11,980,652	6,896,180

Contract transactions
Purchase payments	17,276,445	5,057,920	45,927,575	14,020,761	16,057,617	6,249,134	1,423,946
Surrenders and terminations	(3,414,626)	(924,238)	(13,303,307)	(3,614,604)	(6,417,349)	(2,689,959)	(1,846,883)
Transfers between Investment Divisions	8,693,769	656,377	12,529,763	10,866,272	7,756,061	8,126,503	1,731,648
Contract owner charges	(900,527)	(11,806)	(2,990,243)	(884,588)	(1,190,893)	(639,099)	(426,717)
Net change in net assets
from contract transaction	21,655,061	4,778,253	42,163,788	20,387,841	16,205,436	11,046,579	881,994

Net change in net assets	34,673,323	10,081,415	91,386,425	40,696,143	29,899,953	23,027,231	7,778,174

Net assets beginning of year	60,575,531	17,786,433	221,609,875	61,369,041	89,820,457	42,807,851	32,788,225

Net assets end of year	$95,248,854	$27,867,848	$312,996,300	$102,065,184	$119,720,410	$65,835,082	$40,566,399

Contract unit transactions
Units outstanding at beginning of year	4,591,760	1,079,669	12,445,083	5,398,944	7,191,200	4,038,542	2,402,238
Units issued	2,119,934	497,618	4,502,751	2,617,525	2,579,918	1,682,607	600,099
Units redeemed	(644,236)	(241,150)	(2,321,220)	(1,110,923)	(1,377,674)	(831,975)	(545,794)
Units outstanding at end of year	6,067,458	1,336,137	14,626,614	6,905,546	8,393,444	4,889,174	2,456,543

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/AQR Risk Parity Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Long Short Credit Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class A
Operations
Net investment income (loss)	$(127,487)	$37,099	$263,008	$15,052	$(278,946)	$(1,960,271)	$(18,186)
Net realized gain (loss) on investments	(825,920)	(258,239)	839,718	(29,877)	(2,087,823)	6,149,773	14,700
Net change in unrealized appreciation
(depreciation) on investments	648,379	410,676	19,555,353	89,159	(413,551)	30,487,753	124,490
Net change in net assets
from operations	(305,028)	189,536	20,658,079	74,334	(2,780,320)	34,677,255	121,004

Contract transactions
Purchase payments	594,235	283,564	13,467,925	279,671	3,036,554	12,176,242	257,432
Surrenders and terminations	(1,227,918)	(97,416)	(11,274,343)	(109,015)	(3,381,703)	(7,255,079)	(44,212)
Transfers between Investment Divisions	(1,265,803)	(300,370)	(6,777,257)	(356,217)	(2,971,091)	2,080,001	(24,634)
Contract owner charges	(13,847)	(1,172)	(1,951,324)	(1,239)	(571,481)	(1,488,907)	(1,236)
Net change in net assets
from contract transaction	(1,913,333)	(115,394)	(6,534,999)	(186,800)	(3,887,721)	5,512,257	187,350

Net change in net assets	(2,218,361)	74,142	14,123,080	(112,466)	(6,668,041)	40,189,512	308,354

Net assets beginning of year	13,525,578	1,972,616	175,942,099	3,493,884	57,142,358	107,743,237	1,700,115

Net assets end of year	$11,307,217	$2,046,758	$190,065,179	$3,381,418	$50,474,317	$147,932,749	$2,008,469

Contract unit transactions
Units outstanding at beginning of year	1,312,576	191,283	14,783,536	350,385	6,564,684	2,655,080	163,317
Units issued	204,220	54,487	2,186,139	52,123	1,544,356	572,095	66,065
Units redeemed	(393,317)	(66,612)	(2,762,871)	(70,525)	(2,061,941)	(478,915)	(48,478)
Units outstanding at end of year	1,123,479	179,158	14,206,804	331,983	6,047,099	2,748,260	180,904

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A(a)	JNL/Crescent High Income Fund - Class A	JNL/DFA Growth Allocation Fund - Class A(b)	JNL/DFA Moderate Growth Allocation Fund - Class A(b)	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(174,844)	$(695)	$28,613	$55,016	$93,147	$(308,068)	$(26,938)
Net realized gain (loss) on investments	239,401	88	53,332	15,039	5,253	3,449,838	54,264
Net change in unrealized appreciation
(depreciation) on investments	8,929,704	10,416	31,172	32,559	104,903	6,644,413	283,117
Net change in net assets
from operations	8,994,261	9,809	113,117	102,614	203,303	9,786,183	310,443

Contract transactions
Purchase payments	3,487,365	438,065	1,327,396	1,873,025	3,260,837	6,729,194	751,424
Surrenders and terminations	(1,790,047)	(676)	(383,466)	(20,683)	(28,243)	(3,236,980)	(93,482)
Transfers between Investment Divisions	(70,350)	125,886	285,188	293,118	1,764,236	(1,390,466)	89,909
Contract owner charges	(434,909)	(611)	(30,250)	(7,934)	(10,213)	(544,214)	(1,151)
Net change in net assets
from contract transaction	1,192,059	562,664	1,198,868	2,137,526	4,986,617	1,557,534	746,700

Net change in net assets	10,186,320	572,473	1,311,985	2,240,140	5,189,920	11,343,717	1,057,143

Net assets beginning of year	33,488,652	—	3,044,794	—	—	50,897,290	2,897,934

Net assets end of year	$43,674,972	$572,473	$4,356,779	$2,240,140	$5,189,920	$62,241,007	$3,955,077

Contract unit transactions
Units outstanding at beginning of year	2,654,456		291,465			1,782,450	169,547
Units issued	642,838	54,346	202,400	244,081	484,651	523,677	81,599
Units redeemed	(573,558)	(1,387)	(90,187)	(40,482)	(3,727)	(474,816)	(39,011)
Units outstanding at end of year	2,723,736	52,959	403,678	203,599	480,924	1,831,311	212,135

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Epoch Global Shareholder Yield Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class A
Operations
Net investment income (loss)	$(2,555,575)	$(1,574)	$(198,188)	$1,027,139	$69,321	$143,414	$81,364
Net realized gain (loss) on investments	(92,537)	12,085	1,141,653	53,307	3,435	16,748	288,014
Net change in unrealized appreciation
(depreciation) on investments	11,133,410	15,286	1,596,419	624,664	24,654	357,801	753,039
Net change in net assets
from operations	8,485,298	25,797	2,539,884	1,705,110	97,410	517,963	1,122,417

Contract transactions
Purchase payments	14,054,062	244,408	8,084,167	11,825,155	282,948	130,788	995,726
Surrenders and terminations	(17,434,861)	(12,680)	(521,306)	(3,291,606)	(99,705)	(260,578)	(538,835)
Transfers between Investment Divisions	4,562,245	184,694	19,910,299	5,128,894	295,677	(72,250)	248,115
Contract owner charges	(2,384,319)	(5)	(101,765)	(538,704)	(1,136)	(1,212)	(6,140)
Net change in net assets
from contract transaction	(1,202,873)	416,417	27,371,395	13,123,739	477,784	(203,252)	698,866

Net change in net assets	7,282,425	442,214	29,911,279	14,828,849	575,194	314,711	1,821,283

Net assets beginning of year	222,921,005	305,553	3,607,510	61,538,996	2,249,768	3,416,688	10,559,533

Net assets end of year	$230,203,430	$747,767	$33,518,789	$76,367,845	$2,824,962	$3,731,399	$12,380,816

Contract unit transactions
Units outstanding at beginning of year	11,316,467	29,328	279,625	5,814,900	215,556	251,998	841,622
Units issued	2,002,757	60,939	2,242,304	2,621,725	85,275	19,069	172,406
Units redeemed	(2,107,778)	(22,685)	(344,581)	(1,410,831)	(40,881)	(33,169)	(119,619)
Units outstanding at end of year	11,211,446	67,582	2,177,348	7,025,794	259,950	237,898	894,409

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/First State Global Infrastructure Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/Franklin Templeton Founding Strategy Fund - Class A	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Income Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class A
Operations
Net investment income (loss)	$307,926	$(492,030)	$(1,346,507)	$44,856	$(600,351)	$3,776,731	$(167,170)
Net realized gain (loss) on investments	(631,606)	(201,992)	3,680,824	561,678	(405,675)	1,582,438	668,928
Net change in unrealized appreciation
(depreciation) on investments	5,984,506	8,373,783	6,058,874	4,077,269	1,857,515	7,551,354	9,365,649
Net change in net assets
from operations	5,660,826	7,679,761	8,393,191	4,683,803	851,489	12,910,523	9,867,407

Contract transactions
Purchase payments	6,894,263	2,350,935	3,941,114	2,738,868	4,451,898	11,812,118	3,524,503
Surrenders and terminations	(2,532,610)	(5,661,549)	(7,041,917)	(1,852,364)	(2,407,995)	(12,007,142)	(1,483,255)
Transfers between Investment Divisions	(1,960,578)	(3,815,359)	(588,767)	(978,019)	(472,490)	(3,091,134)	5,353,670
Contract owner charges	(778,568)	(1,054,362)	(1,036,518)	(392,497)	(349,546)	(1,676,127)	(407,336)
Net change in net assets
from contract transaction	1,622,507	(8,180,335)	(4,726,088)	(484,012)	1,221,867	(4,962,285)	6,987,582

Net change in net assets	7,283,333	(500,574)	3,667,103	4,199,791	2,073,356	7,948,238	16,854,989

Net assets beginning of year	66,178,653	85,557,360	84,938,301	30,073,882	41,352,292	156,295,143	31,695,203

Net assets end of year	$73,461,986	$85,056,786	$88,605,404	$34,273,673	$43,425,648	$164,243,381	$48,550,192

Contract unit transactions
Units outstanding at beginning of year	4,761,017	6,899,445	6,907,391	2,768,570	3,651,686	10,877,574	3,235,215
Units issued	1,222,369	789,962	846,012	545,926	853,669	1,732,192	1,222,881
Units redeemed	(1,107,774)	(1,428,178)	(1,219,956)	(593,978)	(757,665)	(2,080,096)	(667,411)
Units outstanding at end of year	4,875,612	6,261,229	6,533,447	2,720,518	3,747,690	10,529,670	3,790,685

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Franklin Templeton Mutual Shares Fund - Class A	JNL/Goldman Sachs Core Plus Bond Fund - Class A	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A(a)	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco China-India Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A(a)
Operations
Net investment income (loss)	$707,226	$333,070	$(141,773)	$(43)	$(102,619)	$(560,593)	$(1,492)
Net realized gain (loss) on investments	1,874,422	(263,581)	(232,192)	548	73,986	1,566,066	9,202
Net change in unrealized appreciation
(depreciation) on investments	490,409	850,829	1,691,251	624	822,991	16,565,709	11,255
Net change in net assets
from operations	3,072,057	920,318	1,317,286	1,129	794,358	17,571,182	18,965

Contract transactions
Purchase payments	2,898,659	4,369,872	548,691	33,407	884,513	4,231,107	844,338
Surrenders and terminations	(2,741,653)	(3,751,005)	(939,357)	(110)	(461,500)	(2,591,381)	—
Transfers between Investment Divisions	(1,365,619)	1,702,147	412,079	(10,880)	27,212,289	4,451,473	(241,841)
Contract owner charges	(599,966)	(700,808)	(98,176)	—	(44,374)	(551,846)	(472)
Net change in net assets
from contract transaction	(1,808,579)	1,620,206	(76,763)	22,417	27,590,928	5,539,353	602,025

Net change in net assets	1,263,478	2,540,524	1,240,523	23,546	28,385,286	23,110,535	620,990

Net assets beginning of year	47,838,012	62,751,768	9,546,543	—	1,169,218	33,999,671	—

Net assets end of year	$49,101,490	$65,292,292	$10,787,066	$23,546	$29,554,504	$57,110,206	$620,990

Contract unit transactions
Units outstanding at beginning of year	3,696,093	2,511,871	808,494		119,381	4,875,368
Units issued	585,184	537,205	194,266	5,509	2,580,321	1,733,150	102,599
Units redeemed	(724,742)	(480,725)	(201,710)	(3,263)	(204,251)	(1,162,528)	(42,265)
Units outstanding at end of year	3,556,535	2,568,351	801,050	2,246	2,495,451	5,445,990	60,334

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco International Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/Lazard Emerging Markets Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class A
Operations
Net investment income (loss)	$1,337,956	$7,713	$(1,555,562)	$(1,120,997)	$705,246	$(41,392)	$43,030
Net realized gain (loss) on investments	897,661	1,651,240	5,949,088	2,199,492	(386,173)	83,526	(18,557)
Net change in unrealized appreciation
(depreciation) on investments	4,450,937	11,011,251	18,247,382	18,048,540	273,068	7,282,549	820,380
Net change in net assets
from operations	6,686,554	12,670,204	22,640,908	19,127,035	592,141	7,324,683	844,853

Contract transactions
Purchase payments	5,526,803	5,642,375	11,819,083	9,234,827	7,242,546	1,426,182	535,316
Surrenders and terminations	(4,653,176)	(3,010,793)	(4,515,157)	(3,887,208)	(4,825,986)	(2,940,693)	(309,185)
Transfers between Investment Divisions	(1,655,922)	1,599,313	6,738,556	1,968,285	(661,046)	(316,118)	(793,579)
Contract owner charges	(873,431)	(673,584)	(1,117,611)	(740,803)	(486,078)	(291,180)	(786)
Net change in net assets
from contract transaction	(1,655,726)	3,557,311	12,924,871	6,575,101	1,269,436	(2,121,809)	(568,234)

Net change in net assets	5,030,828	16,227,515	35,565,779	25,702,136	1,861,577	5,202,874	276,619

Net assets beginning of year	78,479,905	58,019,580	91,052,840	67,714,536	57,407,110	28,329,179	3,620,117

Net assets end of year	$83,510,733	$74,247,095	$126,618,619	$93,416,672	$59,268,687	$33,532,053	$3,896,736

Contract unit transactions
Units outstanding at beginning of year	4,775,423	3,075,712	3,354,836	1,714,665	2,812,598	2,380,809	332,108
Units issued	915,749	990,599	1,084,351	533,818	961,800	385,347	77,046
Units redeemed	(1,017,714)	(844,225)	(658,238)	(407,182)	(936,223)	(557,180)	(128,255)
Units outstanding at end of year	4,673,458	3,222,086	3,780,949	1,841,301	2,838,175	2,208,976	280,899

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC 10 x 10 Fund - Class A	JNL/MC Bond Index Fund - Class A	JNL/MC Consumer Discretionary Sector Fund - Class A	JNL/MC Consumer Staples Sector Fund - Class A(a)	JNL/MC DowSM Index Fund - Class A(b)	JNL/MC Emerging Markets Index Fund - Class A	JNL/MC Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(650,998)	$340,829	$(178,591)	$(832)	$(33,213)	$(327,850)	$729,810
Net realized gain (loss) on investments	2,146,044	(116,560)	5,035,737	565	33,801	1,140,351	(2,843,584)
Net change in unrealized appreciation
(depreciation) on investments	4,350,220	703,384	6,925,485	19,571	725,952	17,527,947	(2,597,717)
Net change in net assets
from operations	5,845,266	927,653	11,782,631	19,304	726,540	18,340,448	(4,711,491)

Contract transactions
Purchase payments	1,275,101	8,218,705	7,650,786	454,867	2,623,490	10,969,496	10,730,688
Surrenders and terminations	(2,920,091)	(3,626,103)	(3,286,728)	(58)	(96,800)	(1,884,163)	(5,057,899)
Transfers between Investment Divisions	(1,487,220)	2,476,830	3,019,236	83,184	4,615,936	15,720,259	(597,832)
Contract owner charges	(517,401)	(488,229)	(634,254)	(485)	(23,498)	(754,907)	(1,204,777)
Net change in net assets
from contract transaction	(3,649,611)	6,581,203	6,749,040	537,508	7,119,128	24,050,685	3,870,180

Net change in net assets	2,195,655	7,508,856	18,531,671	556,812	7,845,668	42,391,133	(841,311)

Net assets beginning of year	42,545,338	58,289,565	54,712,915	—	—	44,586,883	111,069,381

Net assets end of year	$44,740,993	$65,798,421	$73,244,586	$556,812	$7,845,668	$86,978,016	$110,228,070

Contract unit transactions
Units outstanding at beginning of year	3,126,637	4,125,575	2,266,358			5,253,067	3,266,021
Units issued	329,983	1,300,645	799,804	53,913	394,756	3,672,670	1,017,708
Units redeemed	(587,467)	(867,765)	(550,085)	(1,240)	(24,105)	(1,296,366)	(902,429)
Units outstanding at end of year	2,869,153	4,558,455	2,516,077	52,673	370,651	7,629,371	3,381,300

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC European 30 Fund - Class A	JNL/MC Financial Sector Fund - Class A	JNL/MC Healthcare Sector Fund - Class A	JNL/MC Index 5 Fund - Class A	JNL/MC Industrials Sector Fund - Class A(a)	JNL/MC Information Technology Sector Fund - Class A	JNL/MC International Index Fund - Class A
Operations
Net investment income (loss)	$510,537	$(490,301)	$(1,287,787)	$(1,345,938)	$(852)	$(1,446,838)	$1,433,379
Net realized gain (loss) on investments	(46,391)	7,921,020	17,257,885	3,774,193	15	11,899,023	1,397,798
Net change in unrealized appreciation
(depreciation) on investments	5,364,842	9,172,780	24,311,888	8,686,728	16,118	35,419,743	16,902,127
Net change in net assets
from operations	5,828,988	16,603,499	40,281,986	11,114,983	15,281	45,871,928	19,733,304

Contract transactions
Purchase payments	2,912,980	14,200,832	19,088,460	4,723,466	192,721	20,495,265	10,225,565
Surrenders and terminations	(1,309,393)	(6,223,752)	(10,919,914)	(4,261,245)	—	(8,480,036)	(4,570,556)
Transfers between Investment Divisions	2,905,600	9,513,877	2,928,556	(3,510,337)	245,911	14,318,735	11,545,162
Contract owner charges	(326,276)	(1,081,631)	(2,390,643)	(974,873)	(661)	(1,717,012)	(994,254)
Net change in net assets
from contract transaction	4,182,911	16,409,326	8,706,459	(4,022,989)	437,971	24,616,952	16,205,917

Net change in net assets	10,011,899	33,012,825	48,988,445	7,091,994	453,252	70,488,880	35,939,221

Net assets beginning of year	25,996,713	80,811,829	191,888,445	82,231,066	—	124,001,437	78,741,918

Net assets end of year	$36,008,612	$113,824,654	$240,876,890	$89,323,060	$453,252	$194,490,317	$114,681,139

Contract unit transactions
Units outstanding at beginning of year	1,928,396	5,684,111	7,553,317	5,867,985		9,847,869	4,761,493
Units issued	759,451	3,048,192	1,665,076	954,497	48,141	4,101,623	1,734,004
Units redeemed	(501,947)	(1,942,204)	(1,391,027)	(1,219,364)	(5,505)	(2,503,153)	(880,413)
Units outstanding at end of year	2,185,900	6,790,099	7,827,366	5,603,118	42,636	11,446,339	5,615,084

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC JNL 5 Fund - Class A	JNL/MC Materials Sector Fund - Class A(a)	JNL/MC MSCI KLD 400 Social Index Fund - Class A(b)	JNL/MC MSCI World Index Fund - Class A(b)	JNL/MC Nasdaq 100 Index Fund - Class A	JNL/MC Pacific Rim 30 Fund - Class A	JNL/MC Real Estate Sector Fund - Class A(a)
Operations
Net investment income (loss)	$1,398,978	$(1,828)	$556	$(3,347)	$(1,068,559)	$374,116	$(4,411)
Net realized gain (loss) on investments	10,997,053	1,226	14,242	9,905	4,168,517	448,266	576
Net change in unrealized appreciation
(depreciation) on investments	23,037,329	21,903	22,878	36,033	20,470,956	2,887,315	24,571
Net change in net assets
from operations	35,433,360	21,301	37,676	42,591	23,570,914	3,709,697	20,736

Contract transactions
Purchase payments	5,004,715	120,790	246,599	439,095	19,125,730	2,467,631	316,265
Surrenders and terminations	(24,710,820)	(47)	(1,927)	(1,496)	(3,750,837)	(836,042)	(3,696)
Transfers between Investment Divisions	16,416,384	500,604	426,700	293,081	19,611,992	805,906	829,126
Contract owner charges	(2,111,159)	(1,475)	(2,581)	(2,389)	(1,017,034)	(215,902)	(2,631)
Net change in net assets
from contract transaction	(5,400,880)	619,872	668,791	728,291	33,969,851	2,221,593	1,139,064

Net change in net assets	30,032,480	641,173	706,467	770,882	57,540,765	5,931,290	1,159,800

Net assets beginning of year	231,269,233	—	—	—	62,958,688	16,273,316	—

Net assets end of year	$261,301,713	$641,173	$706,467	$770,882	$120,499,453	$22,204,606	$1,159,800

Contract unit transactions
Units outstanding at beginning of year	12,478,670				2,739,944	926,602
Units issued	2,517,534	85,643	68,263	50,988	2,318,947	420,664	116,270
Units redeemed	(2,780,652)	(25,355)	(5,091)	(16,120)	(1,057,157)	(310,823)	(2,392)
Units outstanding at end of year	12,215,552	60,288	63,172	34,868	4,001,734	1,036,443	113,878

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
(b)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 24, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC S&P 1500 Growth Index Fund - Class A(a)	JNL/MC S&P 1500 Value Index Fund - Class A(a)	JNL/MC S&P 400 MidCap Index Fund - Class A	JNL/MC S&P 500 Index Fund - Class A	JNL/MC S&P SMid 60 Fund - Class A	JNL/MC Small Cap Index Fund - Class A	JNL/MC Telecommunications Sector Fund - Class A
Operations
Net investment income (loss)	$(930)	$(529)	$(898,241)	$(331,375)	$(266,047)	$(832,765)	$227,307
Net realized gain (loss) on investments	117	11	16,949,763	24,168,444	(893,961)	9,840,991	849,480
Net change in unrealized appreciation
(depreciation) on investments	8,328	5,396	8,486,025	61,893,336	(758,375)	6,028,588	(832,510)
Net change in net assets
from operations	7,515	4,878	24,537,547	85,730,405	(1,918,383)	15,036,814	244,277

Contract transactions
Purchase payments	267,990	89,147	20,518,332	71,949,168	4,864,647	16,028,349	422,023
Surrenders and terminations	—	—	(8,567,620)	(22,745,334)	(1,561,382)	(7,110,028)	(907,339)
Transfers between Investment Divisions	402,283	878,710	8,561,100	41,864,962	(9,997,047)	6,670,873	(1,478,540)
Contract owner charges	(529)	(247)	(1,800,593)	(5,018,575)	(347,381)	(1,308,361)	(121,228)
Net change in net assets
from contract transaction	669,744	967,610	18,711,219	86,050,221	(7,041,163)	14,280,833	(2,085,084)

Net change in net assets	677,259	972,488	43,248,766	171,780,626	(8,959,546)	29,317,647	(1,840,807)

Net assets beginning of year	—	—	161,715,617	395,432,968	39,456,741	123,369,756	13,656,108

Net assets end of year	$677,259	$972,488	$204,964,383	$567,213,594	$30,497,195	$152,687,403	$11,815,301

Contract unit transactions
Units outstanding at beginning of year			5,404,664	20,327,563	1,968,335	4,624,711	1,421,219
Units issued	63,928	91,146	1,567,658	7,647,524	685,612	1,497,949	153,664
Units redeemed	(636)	(30)	(985,298)	(3,636,980)	(1,084,258)	(991,414)	(367,043)
Units outstanding at end of year	63,292	91,116	5,987,024	24,338,107	1,569,689	5,131,246	1,207,840

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/MC Utilities Sector Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A	JNL/Neuberger Berman Currency Fund - Class A	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
Operations
Net investment income (loss)	$69,247	$(188,069)	$(8,700)	$97,250	$689,233	$215,895	$(10,617)
Net realized gain (loss) on investments	268,001	418,055	(2,533)	(11,646)	227,833	(38,410)	33,279
Net change in unrealized appreciation
(depreciation) on investments	147,572	8,113,053	21,337	(58,329)	1,260,033	113,489	322,496
Net change in net assets
from operations	484,820	8,343,039	10,104	27,275	2,177,099	290,974	345,158

Contract transactions
Purchase payments	483,029	4,235,895	26,642	70,365	8,226,508	165,163	305,416
Surrenders and terminations	(350,739)	(4,153,269)	(79,339)	(27,465)	(2,235,992)	(608,304)	(24,919)
Transfers between Investment Divisions	(88,298)	396,868	(60,400)	21,006	2,478,885	(469,239)	694,042
Contract owner charges	(3,369)	(897,956)	(489)	(82)	(484,678)	(5,808)	(80)
Net change in net assets
from contract transaction	40,623	(418,462)	(113,586)	63,824	7,984,723	(918,188)	974,459

Net change in net assets	525,443	7,924,577	(103,482)	91,099	10,161,822	(627,214)	1,319,617

Net assets beginning of year	4,477,235	73,926,503	856,687	490,656	37,706,137	8,029,739	632,350

Net assets end of year	$5,002,678	$81,851,080	$753,205	$581,755	$47,867,959	$7,402,525	$1,951,967

Contract unit transactions
Units outstanding at beginning of year	347,659	3,612,526	87,300	77,674	3,505,394	802,675	76,155
Units issued	96,278	603,579	4,669	31,627	1,887,561	94,725	120,814
Units redeemed	(92,288)	(631,639)	(16,137)	(21,842)	(1,178,740)	(185,676)	(28,854)
Units outstanding at end of year	351,649	3,584,466	75,832	87,459	4,214,215	711,724	168,115

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Oppenheimer Global Growth Fund - Class A	JNL/PIMCO Income Fund - Class A(a)	JNL/PIMCO Investment Grade Corporate Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Long Short Credit Fund - Class A
Operations
Net investment income (loss)	$(818,214)	$(7,400)	$102,543	$(1,158,705)	$1,888,051	$5,340,302	$28,438
Net realized gain (loss) on investments	3,387,038	779	138,156	(2,090,762)	(219,772)	418,660	(9,010)
Net change in unrealized appreciation
(depreciation) on investments	30,476,446	10,751	559,359	4,498,425	(212,606)	1,071,822	5,780
Net change in net assets
from operations	33,045,270	4,130	800,058	1,248,958	1,455,673	6,830,784	25,208

Contract transactions
Purchase payments	6,764,937	1,203,353	4,522,466	7,044,429	11,774,902	11,943,804	125,517
Surrenders and terminations	(6,070,225)	(60,690)	(1,155,825)	(5,247,651)	(5,157,575)	(8,204,865)	(101,087)
Transfers between Investment Divisions	16,176,197	3,638,091	7,966,886	1,551,506	(3,284,649)	(166,427)	65,052
Contract owner charges	(1,287,330)	(4,751)	(120,564)	(844,002)	(824,702)	(1,107,459)	(981)
Net change in net assets
from contract transaction	15,583,579	4,776,003	11,212,963	2,504,282	2,507,976	2,465,053	88,501

Net change in net assets	48,628,849	4,780,133	12,013,021	3,753,240	3,963,649	9,295,837	113,709

Net assets beginning of year	93,710,337	—	11,667,201	76,200,751	90,103,383	111,260,826	861,105

Net assets end of year	$142,339,186	$4,780,133	$23,680,222	$79,953,991	$94,067,032	$120,556,663	$974,814

Contract unit transactions
Units outstanding at beginning of year	5,015,462		1,050,581	5,655,996	7,987,957	5,457,214	83,326
Units issued	1,586,096	509,603	1,278,988	1,262,754	2,557,492	1,453,944	32,507
Units redeemed	(936,854)	(33,321)	(300,997)	(1,094,070)	(2,330,697)	(1,384,847)	(23,943)
Units outstanding at end of year	5,664,704	476,282	2,028,572	5,824,680	8,214,752	5,526,311	91,890

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Value Equity Fund - Class A	JNL/S&P 4 Fund - Class A	JNL/S&P Competitive Advantage Fund - Class A	JNL/S&P Dividend Income & Growth Fund - Class A
Operations
Net investment income (loss)	$(296,515)	$(666,567)	$253,044	$(23,571)	$(7,104,864)	$(107,970)	$3,748,312
Net realized gain (loss) on investments	2,262,670	2,930,681	3,917	671,469	11,474,404	(1,248,649)	23,388,582
Net change in unrealized appreciation
(depreciation) on investments	1,738,452	6,265,397	412,185	1,073,165	59,105,791	10,844,357	1,601,687
Net change in net assets
from operations	3,704,607	8,529,511	669,146	1,721,063	63,475,331	9,487,738	28,738,581

Contract transactions
Purchase payments	4,697,811	7,646,684	5,179,923	2,349,077	38,418,146	2,797,778	22,453,140
Surrenders and terminations	(1,779,292)	(2,040,446)	(990,280)	(651,470)	(22,755,832)	(2,223,848)	(15,660,683)
Transfers between Investment Divisions	(3,198,228)	3,400,239	1,161,243	143,528	(42,382,057)	(21,480,738)	(48,522,830)
Contract owner charges	(401,543)	(698,693)	(191,984)	(148,527)	(5,299,647)	(642,466)	(3,305,709)
Net change in net assets
from contract transaction	(681,252)	8,307,784	5,158,902	1,692,608	(32,019,390)	(21,549,274)	(45,036,082)

Net change in net assets	3,023,355	16,837,295	5,828,048	3,413,671	31,455,941	(12,061,536)	(16,297,501)

Net assets beginning of year	34,770,195	50,725,304	19,419,776	11,881,244	480,088,083	68,525,695	307,479,200

Net assets end of year	$37,793,550	$67,562,599	$25,247,824	$15,294,915	$511,544,024	$56,464,159	$291,181,699

Contract unit transactions
Units outstanding at beginning of year	1,838,699	2,659,119	1,192,467	412,756	23,594,719	3,176,052	14,926,457
Units issued	842,857	1,324,758	723,592	170,894	3,897,696	483,174	2,818,897
Units redeemed	(880,436)	(917,407)	(415,458)	(122,717)	(5,413,161)	(1,448,442)	(4,981,103)
Units outstanding at end of year	1,801,120	3,066,470	1,500,601	460,933	22,079,254	2,210,784	12,764,251

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P International 5 Fund - Class A	JNL/S&P Intrinsic Value Fund - Class A	JNL/S&P Managed Aggressive Growth Fund - Class A	JNL/S&P Managed Conservative Fund - Class A	JNL/S&P Managed Growth Fund - Class A	JNL/S&P Managed Moderate Fund - Class A	JNL/S&P Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$296,581	$655,119	$(2,235,286)	$(2,039,585)	$(5,747,300)	$(4,398,074)	$(6,998,052)
Net realized gain (loss) on investments	87,727	(1,071,256)	5,203,585	3,246,701	14,736,041	9,065,903	18,701,517
Net change in unrealized appreciation
(depreciation) on investments	402,298	9,524,221	24,783,675	5,545,430	56,705,887	21,644,228	49,866,642
Net change in net assets
from operations	786,606	9,108,084	27,751,974	6,752,546	65,694,628	26,312,057	61,570,107

Contract transactions
Purchase payments	809,703	2,865,956	10,436,763	4,019,755	19,842,120	13,649,803	19,319,917
Surrenders and terminations	(124,715)	(4,321,782)	(6,714,674)	(14,786,820)	(23,198,117)	(24,648,893)	(30,928,093)
Transfers between Investment Divisions	548,513	(4,651,090)	(2,529,492)	(2,824,134)	(8,124,665)	(6,816,917)	(16,891,442)
Contract owner charges	(1,595)	(604,317)	(1,642,685)	(1,579,067)	(4,406,374)	(3,524,134)	(5,464,855)
Net change in net assets
from contract transaction	1,231,906	(6,711,233)	(450,088)	(15,170,266)	(15,887,036)	(21,340,141)	(33,964,473)

Net change in net assets	2,018,512	2,396,851	27,301,886	(8,417,720)	49,807,592	4,971,916	27,605,634

Net assets beginning of year	1,893,476	56,749,482	130,472,402	135,239,549	347,471,873	286,629,693	446,162,788

Net assets end of year	$3,911,988	$59,146,333	$157,774,288	$126,821,829	$397,279,465	$291,601,609	$473,768,422

Contract unit transactions
Units outstanding at beginning of year	193,512	2,913,310	6,298,369	10,004,466	16,703,379	18,847,368	22,939,572
Units issued	205,284	368,154	1,052,518	1,100,273	1,718,938	2,013,911	2,570,238
Units redeemed	(95,241)	(695,545)	(1,101,208)	(2,209,970)	(2,450,366)	(3,391,321)	(4,286,927)
Units outstanding at end of year	303,555	2,585,919	6,249,679	8,894,769	15,971,951	17,469,958	21,222,883

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Total Yield Fund - Class A	JNL/Scout Unconstrained Bond Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
Operations
Net investment income (loss)	$111,555	$260,895	$(9,984)	$(187,868)	$(5,014,913)	$(87,081)	$(3,793,560)
Net realized gain (loss) on investments	468,246	791,006	50,441	1,368,618	33,198,219	63,926	20,851,595
Net change in unrealized appreciation
(depreciation) on investments	1,439,023	2,426,309	(10,574)	6,663,888	64,101,517	1,138,404	32,455,081
Net change in net assets
from operations	2,018,824	3,478,210	29,883	7,844,638	92,284,823	1,115,249	49,513,116

Contract transactions
Purchase payments	3,209,022	3,087,813	276,449	25,371,934	43,739,967	461,291	26,167,860
Surrenders and terminations	(456,058)	(1,588,262)	(223,381)	(2,422,874)	(20,151,682)	(342,929)	(15,320,074)
Transfers between Investment Divisions	(1,500,830)	(6,545,420)	(188,467)	42,488,506	58,858,298	(503,884)	22,430,735
Contract owner charges	(206,295)	(434,772)	(1,568)	(200,618)	(3,667,502)	(4,262)	(2,887,257)
Net change in net assets
from contract transaction	1,045,839	(5,480,641)	(136,967)	65,236,948	78,779,081	(389,784)	30,391,264

Net change in net assets	3,064,663	(2,002,431)	(107,084)	73,081,586	171,063,904	725,465	79,904,380

Net assets beginning of year	18,664,128	40,780,286	4,547,654	39,492,970	268,608,893	8,039,121	206,573,843

Net assets end of year	$21,728,791	$38,777,855	$4,440,570	$112,574,556	$439,672,797	$8,764,586	$286,478,223

Contract unit transactions
Units outstanding at beginning of year	1,611,967	2,174,689	467,251	3,078,755	5,040,782	803,638	2,450,429
Units issued	596,253	403,464	72,108	5,352,313	2,202,430	113,350	762,157
Units redeemed	(511,093)	(693,442)	(86,217)	(647,027)	(1,021,220)	(150,891)	(459,098)
Units outstanding at end of year	1,697,127	1,884,711	453,142	7,784,041	6,221,992	766,097	2,753,488

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Value Fund - Class A	JNL/The Boston Company Equity Income Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/VanEck International Gold Fund - Class A	JNL/Vanguard Capital Growth Fund - Class A(a)	JNL/Vanguard Equity Income Fund - Class A(a)
Operations
Net investment income (loss)	$20,534	$118,080	$74,169	$(4,568)	$123,060	$(8,095)	$(9,377)
Net realized gain (loss) on investments	(174,777)	8,255,595	665,718	30,394	(3,758)	4,241	1,186
Net change in unrealized appreciation
(depreciation) on investments	(32,425)	13,614,888	1,321,409	218,112	228,550	102,405	131,207
Net change in net assets
from operations	(186,668)	21,988,563	2,061,296	243,938	347,852	98,551	123,016

Contract transactions
Purchase payments	9,766,262	14,224,073	1,129,806	228,386	976,017	914,391	1,350,954
Surrenders and terminations	(4,290,268)	(8,593,061)	(1,170,182)	(34,907)	(129,984)	(32,926)	(29,434)
Transfers between Investment Divisions	(3,966,794)	9,500,698	(47,142)	(61,423)	(441,502)	4,229,475	3,254,734
Contract owner charges	(582,544)	(1,322,626)	(7,268)	(708)	(1,348)	(7,686)	(6,743)
Net change in net assets
from contract transaction	926,656	13,809,084	(94,786)	131,348	403,183	5,103,254	4,569,511

Net change in net assets	739,988	35,797,647	1,966,510	375,286	751,035	5,201,805	4,692,527

Net assets beginning of year	62,319,655	123,667,291	14,422,526	1,403,797	3,051,478	—	—

Net assets end of year	$63,059,643	$159,464,938	$16,389,036	$1,779,083	$3,802,513	$5,201,805	$4,692,527

Contract unit transactions
Units outstanding at beginning of year	6,081,661	4,741,851	790,070	111,063	643,744
Units issued	2,123,405	1,284,085	128,694	26,530	379,499	511,377	450,709
Units redeemed	(2,061,855)	(810,813)	(134,092)	(16,461)	(308,764)	(30,315)	(8,725)
Units outstanding at end of year	6,143,211	5,215,123	784,672	121,132	714,479	481,062	441,984

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard Global Bond Market Index Fund - Class A(a)	JNL/Vanguard Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard International Fund - Class A(a)	JNL/Vanguard International Stock Market Index Fund - Class A(a)	JNL/Vanguard Moderate ETF Allocation Fund - Class A(a)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A(a)	JNL/Vanguard Small Company Growth Fund - Class A(a)
Operations
Net investment income (loss)	$(5,358)	$(1,812)	$(9,530)	$(5,589)	$(6,297)	$(7,049)	$(7,051)
Net realized gain (loss) on investments	486	45	353	123	64	135	(383)
Net change in unrealized appreciation
(depreciation) on investments	5,463	22,922	79,314	83,387	42,048	72,482	94,239
Net change in net assets
from operations	591	21,155	70,137	77,921	35,815	65,568	86,805

Contract transactions
Purchase payments	718,996	1,001,912	1,058,996	1,491,988	1,832,645	2,200,875	1,143,938
Surrenders and terminations	(76,057)	(698)	(10,388)	(7,210)	(4,344)	(187)	(2,790)
Transfers between Investment Divisions	1,391,480	579,387	3,969,097	1,868,200	2,599,597	1,555,800	2,577,810
Contract owner charges	(3,484)	(1,774)	(6,537)	(4,085)	(3,420)	(4,762)	(4,797)
Net change in net assets
from contract transaction	2,030,935	1,578,827	5,011,168	3,348,893	4,424,478	3,751,726	3,714,161

Net change in net assets	2,031,526	1,599,982	5,081,305	3,426,814	4,460,293	3,817,294	3,800,966

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$2,031,526	$1,599,982	$5,081,305	$3,426,814	$4,460,293	$3,817,294	$3,800,966

Contract unit transactions
Units outstanding at beginning of year
Units issued	234,400	153,341	489,225	327,513	438,462	369,935	375,604
Units redeemed	(31,044)	(265)	(2,877)	(1,180)	(815)	(487)	(21,390)
Units outstanding at end of year	203,356	153,076	486,348	326,333	437,647	369,448	354,214

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL/Vanguard U.S. Stock Market Index Fund - Class A(a)	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Value Fund - Class A	JNL Interest Rate Opportunities Fund - Class A
Operations
Net investment income (loss)	$(7,729)	$(11,260)	$4,803	$68,052	$(840,777)	$79,044	$(36,309)
Net realized gain (loss) on investments	5,030	85,470	2,028	13,564,745	—	4,297,782	(987)
Net change in unrealized appreciation
(depreciation) on investments	131,997	366,768	(321)	23,804,714	—	2,208,050	138,840
Net change in net assets
from operations	129,298	440,978	6,510	37,437,511	(840,777)	6,584,876	101,544

Contract transactions
Purchase payments	2,355,014	345,726	6,977	55,803,215	50,154,110	4,081,648	509,039
Surrenders and terminations	(2,643)	(38,900)	(23,475)	(22,122,750)	(11,364,968)	(3,065,332)	(182,912)
Transfers between Investment Divisions	2,357,879	340,844	205,013	11,857,105	(46,799,933)	(999,167)	(634,195)
Contract owner charges	(3,956)	(146)	(1,045)	(3,606,172)	(638,600)	(549,825)	(322)
Net change in net assets
from contract transaction	4,706,294	647,524	187,470	41,931,398	(8,649,391)	(532,676)	(308,390)

Net change in net assets	4,835,592	1,088,502	193,980	79,368,909	(9,490,168)	6,052,200	(206,846)

Net assets beginning of year	—	1,160,419	155,497	319,121,207	76,888,671	49,469,633	3,609,900

Net assets end of year	$4,835,592	$2,248,921	$349,477	$398,490,116	$67,398,503	$55,521,833	$3,403,054

Contract unit transactions
Units outstanding at beginning of year		108,533	16,247	7,472,641	6,478,658	1,501,650	376,012
Units issued	476,838	95,672	29,819	2,104,029	6,883,993	319,486	63,433
Units redeemed	(24,749)	(42,849)	(11,183)	(1,209,762)	(7,639,072)	(339,593)	(95,666)
Units outstanding at end of year	452,089	161,356	34,883	8,366,908	5,723,579	1,481,543	343,779

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on September 25, 2017.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
December 31, 2017

	JNL Real Assets Fund - Class A	JNL/Invesco Mid Cap Value Fund - Class A	JNL/MMRS Conservative Fund - Class A	JNL/MMRS Growth Fund - Class A
Operations
Net investment income (loss)	$(5,194)	$(89,709)	$(204,963)	$(17,958)
Net realized gain (loss) on investments	(660)	812,990	152,382	81,996
Net change in unrealized appreciation
(depreciation) on investments	29,386	1,731,766	1,834,887	262,558
Net change in net assets
from operations	23,532	2,455,047	1,782,306	326,596

Contract transactions
Purchase payments	36,867	3,022,386	675,265	857,426
Surrenders and terminations	(8,448)	(1,973,865)	(1,139,493)	(53,337)
Transfers between Investment Divisions	(4,583)	565,289	(633,839)	(803,253)
Contract owner charges	(60)	(341,479)	(5,262)	(1,365)
Net change in net assets
from contract transaction	23,776	1,272,331	(1,103,329)	(529)

Net change in net assets	47,308	3,727,378	678,977	326,067

Net assets beginning of year	440,454	29,082,346	18,984,660	1,395,031

Net assets end of year	$487,762	$32,809,724	$19,663,637	$1,721,098

Contract unit transactions
Units outstanding at beginning of year	47,195	1,060,200	1,832,009	141,819
Units issued	11,627	228,578	282,538	85,027
Units redeemed	(9,102)	(186,213)	(383,986)	(81,310)
Units outstanding at end of year	49,720	1,102,565	1,730,561	145,536

See notes to the financial statements.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2018		76,550	5,975	0.00	11	(5.57)	‡	2.80	15	(10.47)		0.00
12/31/2017		89,239	6,155	0.00	13	18.34		2.56	17	13.65	‡	0.00
12/31/2016		50,382	4,210	0.00	11	5.36		2.56	13	7.06		0.95
12/31/2015		48,060	4,281	2.44	10	(5.09)		2.56	12	(3.55)		0.95
12/31/2014		47,102	4,024	1.70	11	2.33		2.56	12	3.99		0.95
JNL Aggressive Growth Allocation Fund - Class I
12/31/2018	+	228	20	0.00	12	(10.15)	‡	0.45	12	(10.15)	‡	0.45
JNL Conservative Allocation Fund - Class A
12/31/2018		23,376	2,116	0.00	10	(5.05)		2.00	12	(3.12)		0.00
12/31/2017		19,897	1,722	0.00	11	0.17	‡	2.00	12	7.24	‡	0.00
12/31/2016		12,341	1,141	0.00	11	3.18		1.25	11	3.44		1.00
12/31/2015		10,739	1,026	1.26	10	(2.92)		1.25	11	(2.68)		1.00
12/31/2014		7,768	722	0.94	11	2.43		1.25	11	2.68		1.00
JNL Conservative Allocation Fund - Class I
12/31/2018	+	73	6	0.00	11	(2.25)	‡	0.45	11	(2.25)	‡	0.45
JNL Growth Allocation Fund - Class A
12/31/2018		135,664	9,965	0.00	12	(11.29)		2.46	16	(9.07)		0.00
12/31/2017		163,142	10,753	0.00	13	15.76		2.46	18	11.88	‡	0.00
12/31/2016		113,671	8,879	0.00	12	4.92		2.46	14	6.51		0.95
12/31/2015		99,289	8,228	2.47	11	(4.38)		2.46	13	(2.92)		0.95
12/31/2014		92,863	7,431	1.87	12	2.51		2.46	13	4.07		0.95
JNL Growth Allocation Fund - Class I
12/31/2018	+	—	—	0.00	12	(8.78)	‡	0.45	12	(8.78)	‡	0.45
JNL Institutional Alt 100 Fund - Class A
12/31/2018		13,799	1,401	0.00	10	(7.00)		1.25	11	(5.82)		0.00
12/31/2017		18,726	1,774	0.00	10	3.73		1.25	11	4.62	‡	0.00
12/31/2016		23,432	2,308	0.00	10	(1.14)		1.25	10	(0.75)		0.85
12/31/2015		25,072	2,446	1.16	10	(2.93)		1.25	10	(2.54)		0.85
12/31/2014		19,386	1,840	1.12	10	1.00		1.25	11	1.41		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - April 30, 2018; JNL Conservative Allocation Fund - Class I - April 30, 2018; JNL Growth Allocation Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Institutional Alt 25 Fund - Class A
12/31/2018		126,769	7,339	0.00	16	(9.28)		2.56	19	(7.19)		0.30
12/31/2017		155,800	8,276	0.00	17	11.45		2.56	21	12.65	‡	0.30
12/31/2016		77,722	4,646	0.00	15	3.36		2.56	17	4.78		1.20
12/31/2015		76,882	4,804	2.32	15	(4.71)		2.56	16	(3.40)		1.20
12/31/2014		83,313	5,013	1.81	16	(0.37)		2.56	17	0.99		1.20
JNL Institutional Alt 25 Fund - Class I
12/31/2018	+	—	—	0.00	16	(6.35)	‡	0.45	16	(6.35)	‡	0.45
JNL Institutional Alt 50 Fund - Class A
12/31/2018		91,359	5,406	0.00	15	(8.58)		2.56	20	(1.65)	‡	0.00
12/31/2017		115,278	6,303	0.00	17	7.74		2.56	20	9.09	‡	0.30
12/31/2016		105,472	6,298	0.00	15	1.48		2.56	17	2.86		1.20
12/31/2015		111,009	6,794	2.26	15	(4.53)		2.56	17	(3.22)		1.20
12/31/2014		123,667	7,301	1.56	16	(0.71)		2.56	17	0.65		1.20
JNL Institutional Alt 50 Fund - Class I
12/31/2018	+	—	—	0.00	16	(5.46)	‡	0.45	16	(5.46)	‡	0.45
JNL iShares Tactical Growth Fund - Class A
12/31/2018		22,239	1,540	1.36	14	(12.59)	‡	1.90	15	(9.12)		0.00
12/31/2017		22,459	1,395	1.33	16	17.87		1.25	17	17.90	‡	0.00
12/31/2016		14,693	1,080	1.40	13	7.14		1.25	14	7.57		0.85
12/31/2015		9,705	767	1.14	13	(1.24)		1.25	13	(0.84)		0.85
12/31/2014		6,827	534	0.80	13	3.26		1.25	13	0.46	‡	0.85
JNL iShares Tactical Growth Fund - Class I
12/31/2018	+	39	3	8.33	13	(9.00)	‡	0.45	13	(9.00)	‡	0.45
JNL iShares Tactical Moderate Fund - Class A
12/31/2018		11,719	978	1.68	11	(7.52)	‡	1.75	13	(5.35)		0.00
12/31/2017		11,679	911	1.53	13	10.07		1.25	14	10.66	‡	0.00
12/31/2016		11,889	1,024	1.35	12	4.26		1.25	12	3.74	‡	0.85
12/31/2015		6,362	572	1.09	11	(0.97)		1.25	11	(0.72)		1.00
12/31/2014		5,385	480	0.82	11	2.74		1.25	11	2.99		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - April 30, 2018; JNL Institutional Alt 50 Fund - Class I - April 30, 2018; JNL iShares Tactical Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL iShares Tactical Moderate Fund - Class I
12/31/2018	+	—	—	0.00	12	(4.57)	‡	0.45	12	(4.57)	‡	0.45
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2018		23,716	1,768	1.52	13	(9.84)	‡	1.90	14	(7.28)		0.00
12/31/2017		26,311	1,798	1.47	14	14.29		1.25	16	14.57	‡	0.00
12/31/2016		21,901	1,716	1.38	13	5.72		1.25	13	6.14		0.85
12/31/2015		15,585	1,293	1.06	12	(1.09)		1.25	12	(0.69)		0.85
12/31/2014		10,651	876	0.74	12	3.23		1.25	12	3.65		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2018	+	—	—	0.00	13	(6.84)	‡	0.45	13	(6.84)	‡	0.45
JNL Moderate Allocation Fund - Class A
12/31/2018		39,568	3,207	0.00	12	(6.52)	‡	2.15	13	(4.94)		0.00
12/31/2017		35,980	2,727	0.00	12	1.22	‡	2.00	14	9.48	‡	0.00
12/31/2016		33,433	2,768	0.00	12	3.91		1.25	12	4.32		0.85
12/31/2015		30,300	2,612	1.64	12	(2.56)		1.25	12	(2.15)	‡	0.85
12/31/2014		23,663	1,992	0.92	12	2.42		1.25	12	2.68		1.00
JNL Moderate Allocation Fund - Class I
12/31/2018	+	23	2	0.00	12	(4.34)	‡	0.45	12	(4.34)	‡	0.45
JNL Moderate Growth Allocation Fund - Class A
12/31/2018		138,079	9,875	0.00	9	(9.49)	‡	5.50	16	(6.64)		0.00
12/31/2017		156,926	10,341	0.00	12	5.19	‡	3.75	18	9.16	‡	0.00
12/31/2016		91,382	6,921	0.00	12	4.54		2.57	14	6.25		0.95
12/31/2015		84,073	6,740	2.46	11	(4.30)		2.57	13	(2.74)		0.95
12/31/2014		79,706	6,188	2.22	12	2.68		2.57	14	4.35		0.95
JNL Moderate Growth Allocation Fund - Class I
12/31/2018	+	40	3	0.00	13	(6.21)	‡	0.45	13	(6.21)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL iShares Tactical Moderate Fund - Class I - April 30, 2018; JNL iShares Tactical Moderate Growth Fund - Class I - April 30, 2018; JNL Moderate Allocation Fund - Class I - April 30, 2018; JNL Moderate Growth Allocation Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Alternative Fund - Class A
12/31/2018		1,292	135	0.00	10	(5.03)		1.25	10	(3.83)		0.00
12/31/2017		1,189	118	0.63	10	5.07		1.25	10	5.95	‡	0.00
12/31/2016		647	68	0.35	10	0.34		1.25	10	0.74		0.85
12/31/2015	+	469	49	0.00	9	(3.11)	‡	1.25	10	(1.80)	‡	0.85
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2018	+	50	6	0.00	8	(5.26)	‡	1.00	8	(19.20)	‡	0.00
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2018		7,418	655	0.00	11	(7.86)		2.31	12	(5.70)		0.00
12/31/2017		3,999	329	0.10	12	(0.15)	‡	2.31	12	14.11	‡	0.00
12/31/2016	+	365	34	0.00	11	1.38	‡	1.65	11	7.16	‡	1.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2018	+	46	4	0.99	12	(7.01)	‡	0.45	12	(7.01)	‡	0.45
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2018		91,626	1,987	0.00	34	(4.89)		2.92	64	(2.05)		0.00
12/31/2017		81,526	1,720	0.00	35	23.59		2.92	66	25.21	‡	0.00
12/31/2016		66,238	1,762	0.00	29	2.71		2.92	44	4.85		0.85
12/31/2015		70,079	1,948	0.00	28	(7.42)		2.92	42	(0.67)	‡	0.85
12/31/2014		74,057	1,933	0.00	30	(0.16)		2.92	42	1.67		1.10
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2018	+	50	1	0.00	67	(7.63)	‡	0.45	67	(7.63)	‡	0.45
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2018		43,655	2,358	0.30	15	(17.24)		2.92	23	(14.77)		0.00
12/31/2017		51,814	2,356	0.60	18	7.87		2.92	26	11.52	‡	0.00
12/31/2016		46,680	2,327	0.66	17	20.23		2.92	22	22.73		0.85
12/31/2015		38,893	2,369	0.32	14	(12.05)		2.92	18	(10.21)		0.85
12/31/2014		47,879	2,608	0.41	16	(2.73)		2.92	20	(0.70)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2015; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018; JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - April 30, 2018; JNL Multi-Manager Small Cap Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2018	+	26	1	2.65	23	(11.90)	‡	0.45	23	(11.90)	‡	0.45
JNL S&P 500 Index Fund - Class I
12/31/2018	+	824	81	0.00	10	(10.61)	‡	0.65	10	(13.12)	‡	0.40
JNL/AB Dynamic Asset Allocation Fund - Class A
12/31/2018		4,270	403	0.82	10	(9.88)		1.25	11	(8.74)		0.00
12/31/2017		4,387	374	2.47	12	14.45		1.25	12	14.22	‡	0.00
12/31/2016		2,670	262	0.00	10	2.66		1.25	10	3.07		0.85
12/31/2015		2,234	225	0.00	10	(2.91)		1.25	10	(4.28)	‡	0.85
12/31/2014	+	1,576	154	1.32	10	(1.31)	‡	1.25	10	0.81	‡	1.00
JNL/American Funds Balanced Fund - Class A
12/31/2018		70,950	4,726	0.69	9	(8.63)		4.00	19	(5.17)	‡	0.30
12/31/2017		49,559	3,103	1.08	10	12.15		4.00	19	2.26	‡	0.55
12/31/2016		21,326	1,543	0.01	9	1.60		4.00	15	4.47		1.20
12/31/2015		21,515	1,624	0.74	9	(5.38)		4.00	14	(6.08)	‡	1.20
12/31/2014		22,277	1,636	0.89	10	(3.40)		4.00	14	(0.70)		1.25
JNL/American Funds Balanced Fund - Class I
12/31/2018	+	41	2	3.86	18	(2.22)	‡	0.65	21	(4.21)	‡	0.45
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2018		219,020	11,636	0.00	17	(11.22)		2.46	21	(9.27)		0.30
12/31/2017		248,290	11,830	0.00	20	13.78		2.46	23	14.17	‡	0.30
12/31/2016		197,215	10,801	0.00	17	15.47		2.46	19	16.93		1.20
12/31/2015		132,011	8,427	2.45	15	(5.67)		2.46	16	(4.47)		1.20
12/31/2014		127,385	7,747	1.25	16	12.20		2.46	17	13.62		1.20
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2018	+	122	6	0.00	22	(6.23)	‡	0.45	22	(6.23)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL Multi-Manager Small Cap Value Fund - Class I - April 30, 2018; JNL S&P 500 Index Fund - Class I - April 30, 2018; JNL/AB Dynamic Asset Allocation Fund - Class A - April 28, 2014; JNL/American Funds Balanced Fund - Class I - April 30, 2018; JNL/American Funds Blue Chip Income and Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2018	+	1,526	162	0.00	9	(4.51)	‡	1.70	9	(5.43)	‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2018	+	9	1	0.00	9	(5.39)	‡	0.45	9	(5.39)	‡	0.45
JNL/American Funds Global Bond Fund - Class A
12/31/2018		28,859	2,828	0.61	9	(4.36)		2.81	11	(1.91)		0.30
12/31/2017		27,352	2,601	0.33	10	3.61		2.81	12	5.84	‡	0.30
12/31/2016		26,050	2,604	0.00	9	(0.50)		2.81	10	1.11		1.20
12/31/2015		24,592	2,479	1.31	9	(6.89)		2.81	10	(5.38)		1.20
12/31/2014		25,887	2,462	0.01	10	(1.63)		2.81	11	(0.03)		1.20
JNL/American Funds Global Bond Fund - Class I
12/31/2018	+	27	2	2.59	12	(1.78)	‡	0.45	12	(1.78)	‡	0.45
JNL/American Funds Global Growth Fund - Class A
12/31/2018		15,785	1,170	0.33	13	(14.03)	‡	2.00	14	(9.31)		0.00
12/31/2017		11,479	761	0.70	15	29.45		1.25	16	27.18	‡	0.00
12/31/2016		6,482	558	0.00	12	(0.82)		1.25	12	(0.42)		0.85
12/31/2015		5,206	445	0.44	12	5.30		1.25	12	5.72		0.85
12/31/2014		1,914	173	0.23	11	0.79		1.25	11	1.99	‡	0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2018	+	71	5	1.53	14	(13.52)	‡	0.65	13	(11.48)	‡	0.45
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2018		35,574	2,579	0.11	13	(13.04)		2.56	15	(11.04)		0.30
12/31/2017		38,217	2,438	0.19	14	22.36		2.56	17	21.43	‡	0.30
12/31/2016		29,090	2,299	0.00	12	(0.81)		2.56	13	0.55		1.20
12/31/2015		28,735	2,277	0.00	12	(2.57)		2.56	13	(1.24)		1.20
12/31/2014		23,636	1,844	0.22	12	(0.77)		2.56	13	0.59		1.20

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018; JNL/American Funds Global Bond Fund - Class I - April 30, 2018; JNL/American Funds Global Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2018	+	26	2	0.70	16	(12.14)	‡	0.45	16	(12.14)	‡	0.45
JNL/American Funds Growth Allocation Fund - Class A
12/31/2018		105,778	7,216	0.00	13	(8.54)	‡	2.80	16	(5.39)		0.00
12/31/2017		95,249	6,067	0.00	15	17.73		2.42	17	13.32	‡	0.00
12/31/2016		60,576	4,592	0.00	13	4.90		2.42	13	6.29		1.10
12/31/2015		43,553	3,497	1.12	12	(2.03)		2.42	13	(4.92)	‡	1.10
12/31/2014		29,908	2,375	0.79	12	1.58		2.42	13	2.78		1.25
JNL/American Funds Growth Allocation Fund - Class I
12/31/2018	+	67	4	0.00	16	(2.02)	‡	0.65	15	(6.73)	‡	0.45
JNL/American Funds Growth Fund - Class A
12/31/2018		40,042	1,965	0.00	19	(13.95)	‡	2.30	22	(0.61)		0.00
12/31/2017		27,868	1,336	0.00	21	26.29		1.25	22	23.67	‡	0.00
12/31/2016		17,786	1,080	0.00	16	7.68		1.25	17	8.11		0.85
12/31/2015		14,176	929	0.57	15	5.12		1.25	15	5.54		0.85
12/31/2014		7,896	545	0.29	14	6.64		1.25	15	7.07		0.85
JNL/American Funds Growth Fund - Class I
12/31/2018	+	193	9	0.00	21	(5.25)	‡	0.45	22	(11.12)	‡	0.40
JNL/American Funds Growth-Income Fund - Class A
12/31/2018		334,846	16,212	0.00	18	(4.88)		2.80	23	(2.16)		0.00
12/31/2017		312,996	14,627	0.00	19	18.52		2.80	24	18.56	‡	0.00
12/31/2016		221,610	12,445	0.00	16	3.70	‡	2.80	19	10.15		0.85
12/31/2015		169,248	10,413	0.79	15	(1.44)		2.46	17	0.16		0.85
12/31/2014		128,384	7,862	0.70	16	7.51		2.46	17	9.25		0.85
JNL/American Funds Growth-Income Fund - Class I
12/31/2018	+	600	25	0.00	23	(3.87)	‡	0.65	23	(9.89)	‡	0.40

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds Global Small Capitalization Fund - Class I - April 30, 2018; JNL/American Funds Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds Growth Fund - Class I - April 30, 2018; JNL/American Funds Growth-Income Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/American Funds International Fund - Class A
12/31/2018		92,421	7,330	0.88	11	(15.76)		2.60	14	(13.53)		0.00
12/31/2017		102,065	6,906	0.70	14	28.27		2.60	17	26.87	‡	0.00
12/31/2016		61,369	5,399	0.00	11	0.46		2.60	12	2.23		0.85
12/31/2015		53,202	4,760	0.88	11	(7.28)		2.60	12	(5.65)		0.85
12/31/2014		37,524	3,150	0.76	11	(5.52)		2.60	12	(4.74)	‡	0.85
JNL/American Funds International Fund - Class I
12/31/2018	+	225	16	2.91	14	(1.64)	‡	0.65	15	(14.78)	‡	0.45
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2018		121,943	9,076	0.00	12	(6.82)	‡	2.80	15	(4.57)		0.00
12/31/2017		119,720	8,393	0.00	14	10.15	‡	2.42	16	10.05	‡	0.00
12/31/2016		89,820	7,191	0.00	12	4.81		2.40	13	6.01		1.25
12/31/2015		64,398	5,454	1.28	11	0.00	‡	2.40	12	(1.39)		1.25
12/31/2014		40,269	3,354	1.03	12	0.64	‡	2.32	12	2.36	‡	1.25
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2018	+	—	—	0.00	14	(5.03)	‡	0.45	14	(5.03)	‡	0.45
JNL/American Funds New World Fund - Class A
12/31/2018		60,970	5,366	0.55	8	(17.52)	‡	5.50	13	(14.67)		0.30
12/31/2017		65,835	4,889	0.32	11	11.53	‡	3.75	15	24.52	‡	0.30
12/31/2016		42,808	4,039	0.00	10	2.27		2.56	11	3.67		1.20
12/31/2015		37,690	3,677	0.87	10	(6.01)		2.56	10	(4.72)		1.20
12/31/2014		34,440	3,190	0.86	10	(10.53)		2.56	11	(9.31)		1.20
JNL/American Funds New World Fund - Class I
12/31/2018	+	56	4	1.64	13	(14.49)	‡	0.45	13	(14.49)	‡	0.45
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2018		32,323	2,295	0.44	12	(15.77)		2.81	17	(13.36)		0.00
12/31/2017		40,566	2,457	0.61	14	19.58		2.81	20	21.01	‡	0.00
12/31/2016		32,788	2,402	0.31	12	4.95		2.81	15	7.02		0.85
12/31/2015		37,637	2,936	0.00	11	(4.45)		2.81	14	(2.56)		0.85
12/31/2014		31,023	2,352	0.08	12	10.77		2.81	14	0.11	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/American Funds International Fund - Class I - April 30, 2018; JNL/American Funds Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/American Funds New World Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2018	+	—	—	0.00	17	(11.24)	‡	0.45	17	(11.24)	‡	0.45
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2018		9,523	1,054	0.00	8	(11.41)		2.32	10	(9.32)		0.00
12/31/2017		11,307	1,123	0.00	9	(3.55)		2.32	11	(1.88)	‡	0.00
12/31/2016		13,526	1,313	4.15	10	(10.66)		2.32	10	(9.34)		0.85
12/31/2015		13,833	1,215	9.65	11	(7.76)	‡	2.32	11	1.33		0.85
12/31/2014		6,589	584	2.75	11	7.73		1.25	11	8.16		0.85
JNL/AQR Risk Parity Fund - Class A
12/31/2018		1,770	168	1.00	10	(8.06)		1.25	11	(6.90)		0.00
12/31/2017		2,047	179	3.03	11	10.50		1.25	12	11.37	‡	0.00
12/31/2016		1,973	191	0.00	10	8.23		1.25	10	8.50		1.00
12/31/2015		1,417	149	36.53	9	(11.42)		1.25	10	(11.20)		1.00
12/31/2014		1,064	99	0.00	11	6.61		1.25	11	6.88		1.00
JNL/BlackRock Global Allocation Fund - Class A
12/31/2018		165,827	13,603	0.70	11	(9.97)		2.56	14	(7.62)		0.00
12/31/2017		190,065	14,207	1.58	12	10.96		2.56	15	12.14	‡	0.00
12/31/2016		175,942	14,784	0.39	11	1.35		2.56	12	3.09		0.85
12/31/2015		170,802	14,721	2.12	11	(3.84)		2.56	12	(2.18)		0.85
12/31/2014		150,194	12,596	0.63	11	(0.72)		2.56	12	0.99		0.85
JNL/BlackRock Global Allocation Fund - Class I
12/31/2018	+	10	1	0.00	14	(6.73)	‡	0.45	14	(6.73)	‡	0.45
JNL/BlackRock Global Long Short Credit Fund - Class A
12/31/2018		2,900	293	0.00	10	(2.99)		1.25	11	(1.76)		0.00
12/31/2017		3,381	332	1.48	10	1.92		1.25	11	2.66	‡	0.00
12/31/2016		3,494	350	2.79	10	1.50		1.25	10	1.90		0.85
12/31/2015		3,620	369	5.76	10	(2.57)		1.25	10	(2.18)		0.85
12/31/2014		2,205	220	0.00	10	(0.07)		1.25	10	(1.18)	‡	0.85
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2018		38,329	5,618	1.93	6	(19.77)		3.06	8	(17.27)		0.00
12/31/2017		50,474	6,047	0.92	7	(5.82)		3.06	10	(3.22)	‡	0.00
12/31/2016		57,142	6,565	0.78	7	22.72		3.06	9	25.46		0.85
12/31/2015		42,216	6,050	0.49	6	(26.04)		3.06	7	(24.39)		0.85
12/31/2014		47,648	5,144	0.00	8	(16.83)		3.06	10	(14.97)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - April 30, 2018; JNL/BlackRock Global Allocation Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2018		168,776	3,097	0.00	39	(1.09)		2.95	74	1.58	‡	0.30
12/31/2017		147,933	2,748	0.00	40	29.75		2.95	68	5.43	‡	0.55
12/31/2016		107,743	2,655	0.00	31	(2.46)		2.95	45	(0.75)		1.20
12/31/2015		63,323	1,572	0.00	31	3.14		2.95	45	4.97		1.20
12/31/2014		40,302	1,070	0.00	30	5.72		2.95	43	7.59		1.20
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2018	+	192	2	0.00	83	(5.56)	‡	0.45	76	(12.07)	‡	0.40
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2018		2,051	206	0.00	10	(7.42)	‡	1.65	10	(9.51)		0.00
12/31/2017		2,008	181	0.00	11	6.35		1.25	11	7.16	‡	0.00
12/31/2016		1,700	163	0.00	10	0.69		1.25	10	1.10		0.85
12/31/2015		1,855	180	0.00	10	4.67		1.25	10	5.09		0.85
12/31/2014	+	273	28	0.00	10	0.12	‡	1.25	10	0.17	‡	0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2018	+	65	6	0.00	10	(7.32)	‡	0.45	10	(7.32)	‡	0.45
JNL/Causeway International Value Select Fund - Class A
12/31/2018		38,422	2,944	1.61	8	(20.50)		3.67	18	(17.51)		0.00
12/31/2017		43,675	2,724	1.05	10	23.85		3.67	22	23.61	‡	0.00
12/31/2016		33,489	2,654	1.20	8	(3.59)		3.67	14	4.91	‡	1.00
12/31/2015		34,218	2,679	3.35	9	(7.03)		3.67	14	(4.61)		1.10
12/31/2014		31,174	2,322	2.01	9	(13.76)		3.67	14	(11.51)		1.10
JNL/Causeway International Value Select Fund - Class I
12/31/2018	+	4	0	0.00	18	(16.51)	‡	0.45	18	(16.51)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018; JNL/BlackRock Large Cap Select Growth Fund - Class I - April 30, 2018; JNL/Boston Partners Global Long Short Equity Fund - Class A - September 15, 2014; JNL/Boston Partners Global Long Short Equity Fund - Class I - April 30, 2018; JNL/Causeway International Value Select Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2018		6,289	591	0.00	10	(2.62)		2.46	11	(0.18)		0.00
12/31/2017	+	572	53	0.00	11	(0.99)	‡	2.46	11	8.50	‡	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2018	+	152	14	0.00	11	(3.06)	‡	0.65	11	(13.09)	‡	0.40
JNL/Crescent High Income Fund - Class A
12/31/2018		5,334	511	4.93	10	(4.34)		2.31	11	(2.09)		0.00
12/31/2017		4,357	404	2.16	11	0.66	‡	2.31	11	4.04	‡	0.00
12/31/2016	+	3,045	291	0.00	10	3.70	‡	2.00	10	4.80	‡	1.00
JNL/Crescent High Income Fund - Class I
12/31/2018	+	21	2	18.20	11	(1.96)	‡	0.45	11	(1.96)	‡	0.45
JNL/DFA Growth Allocation Fund - Class A
12/31/2018		7,640	787	0.00	10	(12.34)		1.90	10	(11.54)		1.00
12/31/2017	+	2,240	204	6.46	11	5.77	‡	1.90	11	9.24	‡	1.00
JNL/DFA Growth Allocation Fund - Class I
12/31/2018	+	37	4	0.00	10	(0.63)	‡	0.65	10	(9.73)	‡	0.45
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2018		8,345	851	0.00	10	(9.67)		1.90	10	(8.85)		1.00
12/31/2017	+	5,190	481	4.69	11	4.35	‡	1.90	11	6.13	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class I - April 30, 2018; JNL/Crescent High Income Fund - Class A - April 25, 2016; JNL/Crescent High Income Fund - Class I - April 30, 2018; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - April 30, 2018; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2018	+	—	—	0.00	10	(6.96)	‡	0.45	10	(6.96)	‡	0.45
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2018		55,419	1,781	0.92	20	(10.89)		3.45	43	(7.75)		0.00
12/31/2017		62,241	1,831	0.89	22	16.17		3.45	46	18.81	‡	0.00
12/31/2016		50,897	1,782	1.02	19	10.17		3.45	32	13.06		0.85
12/31/2015		38,576	1,523	0.92	17	(5.41)		3.45	29	(2.93)		0.85
12/31/2014		32,781	1,258	0.60	18	6.10		3.45	29	8.89		0.85
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2018	+	24	1	0.00	39	(1.68)	‡	0.65	44	(7.29)	‡	0.45
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2018		5,251	330	0.40	15	(19.93)	‡	1.80	17	(13.68)		0.00
12/31/2017		3,955	212	0.22	18	8.79		1.25	20	12.47	‡	0.00
12/31/2016		2,898	170	0.17	17	25.18		1.25	17	25.68		0.85
12/31/2015		2,124	156	0.00	14	(6.02)		1.25	14	(5.64)		0.85
12/31/2014		2,493	172	0.00	14	0.78		1.25	15	7.80	‡	0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2018	+	5	1	1.55	9	(12.70)	‡	0.45	9	(12.70)	‡	0.45
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2018		205,261	10,152	1.00	9	(2.70)	‡	5.50	27	(0.45)		0.00
12/31/2017		230,203	11,211	0.34	12	1.27		4.00	28	4.97	‡	0.00
12/31/2016		222,921	11,316	0.39	12	(1.29)		4.00	22	1.86		0.85
12/31/2015		224,766	11,614	2.88	12	(3.53)		4.00	22	(0.44)		0.85
12/31/2014		234,444	12,022	3.37	13	(0.10)		4.00	22	3.10		0.85
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2018	+	42	1	3.67	28	0.84	‡	0.45	28	0.84	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DFA Moderate Growth Allocation Fund - Class I - April 30, 2018; JNL/DFA U.S. Core Equity Fund - Class I - April 30, 2018; JNL/DFA U.S. Small Cap Fund - Class I - April 30, 2018; JNL/DoubleLine Core Fixed Income Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2018		1,234	116	0.00	10	(0.62)	‡	1.80	11	(2.81)		0.00
12/31/2017		748	68	0.70	11	5.97		1.25	11	6.59	‡	0.00
12/31/2016	+	306	29	0.00	10	3.77	‡	1.25	10	(1.23)	‡	0.85
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2018	+	38	4	11.04	11	(0.57)	‡	0.45	11	(0.57)	‡	0.45
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2018		45,992	3,176	0.88	14	(6.71)		2.32	15	(4.51)		0.00
12/31/2017		33,519	2,177	0.00	15	6.75	‡	2.32	16	18.56	‡	0.00
12/31/2016		3,608	280	1.34	13	17.42		1.25	13	17.89		0.85
12/31/2015	+	590	54	0.00	11	3.11	‡	1.25	11	(2.27)	‡	0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2018	+	56	4	2.54	14	(4.20)	‡	0.45	14	(4.20)	‡	0.45
JNL/DoubleLine Total Return Fund - Class A
12/31/2018		91,579	8,392	3.58	10	(0.68)		2.46	12	1.80		0.00
12/31/2017		76,368	7,026	2.84	10	1.54		2.46	11	4.06	‡	0.00
12/31/2016		61,539	5,815	1.88	10	(0.42)		2.46	11	1.19		0.85
12/31/2015		28,618	2,721	2.32	10	(1.17)	‡	2.46	11	0.83		0.85
12/31/2014		8,702	829	0.53	10	5.17		1.25	11	5.59		0.85
JNL/DoubleLine Total Return Fund - Class I
12/31/2018	+	43	4	10.27	11	2.56	‡	0.45	11	2.56	‡	0.45
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2018		2,936	295	0.00	10	(3.43)	‡	1.40	11	(7.54)		0.00
12/31/2017		2,825	260	3.84	11	3.84		1.25	11	5.26	‡	0.00
12/31/2016		2,250	216	5.34	10	5.14		1.25	10	5.56		0.85
12/31/2015		1,374	139	6.87	10	0.74		1.25	10	(1.14)	‡	0.85
12/31/2014		904	92	0.00	10	3.43		1.25	10	3.68		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - April 30, 2018; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A - September 28, 2015; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - April 30, 2018; JNL/DoubleLine Total Return Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2018	+	—	—	0.00	9	(7.70)	‡	0.45	9	(7.70)	‡	0.45
JNL/Epoch Global Shareholder Yield Fund - Class A
12/31/2018		4,965	362	9.01	13	(2.98)	‡	2.30	15	(9.39)		0.00
12/31/2017		3,731	238	5.03	15	15.37		1.25	17	15.50	‡	0.00
12/31/2016		3,417	252	3.62	13	5.83		1.25	14	6.26		0.85
12/31/2015		2,756	216	1.67	13	(6.17)		1.25	13	(5.79)		0.85
12/31/2014		2,947	217	0.00	14	4.74		1.25	14	(2.03)	‡	0.85
JNL/Epoch Global Shareholder Yield Fund - Class I
12/31/2018	+	26	2	15.21	12	(6.23)	‡	0.45	12	(6.23)	‡	0.45
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2018		12,063	984	1.16	12	(11.09)	‡	1.95	13	(10.28)		0.00
12/31/2017		12,381	894	1.77	13	2.47	‡	1.80	15	10.20	‡	0.00
12/31/2016		10,560	842	2.74	12	6.75		1.25	13	7.18		0.85
12/31/2015		11,651	994	1.99	12	(4.41)		1.25	12	(4.03)		0.85
12/31/2014		8,762	716	0.03	12	7.49		1.25	12	7.92		0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2018	+	—	—	0.00	11	(7.77)	‡	0.45	11	(7.77)	‡	0.45
JNL/First State Global Infrastructure Fund - Class A
12/31/2018		61,569	4,428	3.09	13	(8.68)		2.46	15	(6.40)		0.00
12/31/2017		73,462	4,876	1.84	14	7.24		2.46	16	8.64	‡	0.00
12/31/2016		66,179	4,761	2.60	13	9.84		2.46	14	11.63		0.85
12/31/2015		52,589	4,197	1.73	12	(20.53)		2.46	13	(19.24)		0.85
12/31/2014		67,480	4,326	0.72	15	4.74		2.46	16	6.44		0.85
JNL/First State Global Infrastructure Fund - Class I
12/31/2018	+	—	—	0.00	16	(5.30)	‡	0.45	16	(5.30)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - April 30, 2018; JNL/Epoch Global Shareholder Yield Fund - Class I - April 30, 2018; JNL/FAMCO Flex Core Covered Call Fund - Class I - April 30, 2018; JNL/First State Global Infrastructure Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2018		66,311	5,435	1.43	8	(10.57)	‡	5.50	14	(8.81)		0.00
12/31/2017		85,057	6,261	0.94	11	3.50	‡	3.75	15	10.11	‡	0.00
12/31/2016		85,557	6,899	1.08	11	0.81		2.81	13	2.80		0.85
12/31/2015		98,690	8,128	0.68	11	(11.67)		2.81	13	(9.92)		0.85
12/31/2014		125,833	9,277	1.10	13	(6.70)		2.81	14	(4.85)		0.85
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2018	+	—	—	0.00	14	(7.33)	‡	0.45	14	(7.33)	‡	0.45
JNL/Franklin Templeton Founding Strategy Fund - Class A
12/31/2018		72,264	5,972	0.00	10	(12.07)		2.92	14	(9.72)		0.30
12/31/2017		88,605	6,533	0.00	12	8.55		2.92	16	9.95	‡	0.30
12/31/2016		84,938	6,907	0.00	11	10.17		2.92	13	12.08		1.20
12/31/2015		85,001	7,726	1.57	10	(8.89)		2.92	11	(7.31)		1.20
12/31/2014		97,523	8,199	1.66	11	(0.29)		2.92	12	1.44		1.20
JNL/Franklin Templeton Founding Strategy Fund - Class I
12/31/2018	+	—	—	0.00	13	(8.71)	‡	0.45	13	(8.71)	‡	0.45
JNL/Franklin Templeton Global Fund - Class A
12/31/2018		27,919	2,637	1.88	9	(17.27)		2.92	12	(15.06)		0.30
12/31/2017		34,274	2,721	1.65	11	14.19		2.92	14	14.97	‡	0.30
12/31/2016		30,074	2,769	2.07	9	7.41		2.92	11	9.27		1.20
12/31/2015		28,795	2,894	2.34	9	(9.12)		2.92	10	(7.54)		1.20
12/31/2014		29,405	2,724	0.79	10	(5.17)		2.92	11	(3.53)		1.20
JNL/Franklin Templeton Global Fund - Class I
12/31/2018	+	6	0	5.63	13	(14.47)	‡	0.45	13	(14.47)	‡	0.45
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2018		43,472	3,773	0.00	11	(1.81)		2.56	13	0.75		0.00
12/31/2017		43,426	3,748	0.00	11	0.96		2.56	13	4.38	‡	0.00
12/31/2016		41,352	3,652	0.03	11	3.95	‡	2.56	12	2.94		0.85
12/31/2015		42,800	3,871	8.68	11	(6.48)		2.46	11	(4.96)		0.85
12/31/2014		40,309	3,448	3.98	11	(2.87)		2.46	12	(1.29)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - April 30, 2018; JNL/Franklin Templeton Founding Strategy Fund - Class I - April 30, 2018; JNL/Franklin Templeton Global Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2018	+	15	1	0.00	13	(1.21)	‡	0.45	13	(1.21)	‡	0.45
JNL/Franklin Templeton Income Fund - Class A
12/31/2018		143,553	9,744	4.41	12	(7.21)		3.06	18	(4.31)		0.00
12/31/2017		164,243	10,530	3.81	13	6.63		3.06	18	9.06	‡	0.00
12/31/2016		156,295	10,878	4.70	12	10.69		3.06	15	13.15		0.85
12/31/2015		141,626	11,093	4.18	11	(10.15)		3.06	14	(8.15)		0.85
12/31/2014		153,053	10,958	3.41	12	0.08		3.06	15	2.28	‡	0.85
JNL/Franklin Templeton Income Fund - Class I
12/31/2018	+	5	0	6.11	18	(3.40)	‡	0.45	18	(3.40)	‡	0.45
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2018		36,709	3,618	2.31	9	(21.89)		2.65	12	(19.78)		0.00
12/31/2017		48,550	3,791	1.04	11	28.84		2.65	15	29.06	‡	0.00
12/31/2016		31,695	3,235	1.53	9	(3.74)		2.65	10	(2.01)		0.85
12/31/2015		31,890	3,176	0.92	9	1.10		2.65	11	2.93		0.85
12/31/2014		24,693	2,519	0.89	9	(11.79)		2.65	10	(10.19)		0.85
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2018	+	—	—	0.00	12	(19.03)	‡	0.45	12	(19.03)	‡	0.45
JNL/Franklin Templeton Mutual Shares Fund - Class A
12/31/2018		39,869	3,222	1.15	11	(11.34)		2.56	14	(9.30)		0.30
12/31/2017		49,101	3,557	2.95	12	5.38		2.56	16	6.48	‡	0.30
12/31/2016		47,838	3,696	2.47	12	12.76		2.56	13	14.30		1.20
12/31/2015		43,430	3,826	3.38	10	(7.07)		2.56	12	(5.80)		1.20
12/31/2014		45,492	3,766	0.79	11	4.59		2.56	12	6.02		1.20
JNL/Franklin Templeton Mutual Shares Fund - Class I
12/31/2018	+	—	—	0.00	15	(8.10)	‡	0.45	15	(8.10)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Franklin Templeton Global Multisector Bond Fund - Class I - April 30, 2018; JNL/Franklin Templeton Income Fund - Class I - April 30, 2018; JNL/Franklin Templeton International Small Cap Fund - Class I - April 30, 2018; JNL/Franklin Templeton Mutual Shares Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Core Plus Bond Fund - Class A
12/31/2018		55,159	2,236	2.46	16	(4.80)		3.30	33	(1.89)		0.30
12/31/2017		65,292	2,568	2.05	17	(0.31)		3.30	34	2.56	‡	0.30
12/31/2016		62,752	2,512	2.51	17	(1.21)		3.30	28	0.98		1.10
12/31/2015		60,732	2,456	1.98	17	(2.87)		3.30	27	(0.71)		1.10
12/31/2014		59,549	2,382	2.33	18	1.97		3.30	27	4.24		1.10
JNL/Goldman Sachs Core Plus Bond Fund - Class I
12/31/2018	+	—	—	0.00	37	0.70	‡	0.45	37	0.70	‡	0.45
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2018		9,057	742	0.23	10	(11.01)		2.81	14	(8.46)		0.00
12/31/2017		10,787	801	0.00	12	11.92		2.81	15	13.96	‡	0.00
12/31/2016		9,547	808	0.00	11	6.04		2.81	12	8.13		0.85
12/31/2015		9,817	896	0.00	10	(14.76)		2.81	11	(13.07)		0.85
12/31/2014		12,850	1,017	1.68	12	(7.58)		2.81	13	(5.75)		0.85
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2018		766	87	0.00	9	1.68	‡	2.00	9	(14.94)		0.00
12/31/2017	+	24	2	0.00	10	3.04	‡	1.25	11	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2018	+	3	0	0.00	9	5.02	‡	0.65	9	(13.25)	‡	0.45
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2018		21,064	2,285	0.66	9	(23.14)		2.46	10	(21.22)		0.00
12/31/2017		29,555	2,495	0.05	11	1.44	‡	2.46	12	18.42	‡	0.00
12/31/2016		1,169	119	1.00	10	11.06		1.25	10	11.50		0.85
12/31/2015	+	883	100	0.00	9	(12.10)	‡	1.25	9	4.24	‡	0.85
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2018	+	29	3	2.41	9	(18.73)	‡	0.45	9	(18.73)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Goldman Sachs Core Plus Bond Fund - Class I - April 30, 2018; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - April 30, 2018; JNL/Harris Oakmark Global Equity Fund - Class A - April 27, 2015; JNL/Harris Oakmark Global Equity Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2018	+	51	5	0.00	9	(1.52)	‡	1.65	9	(6.10)	‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2018	+	72	8	0.00	9	(6.16)	‡	0.45	9	(6.16)	‡	0.45
JNL/Invesco China-India Fund - Class A
12/31/2018		45,966	5,358	0.40	7	(19.42)		2.81	10	(17.12)		0.00
12/31/2017		57,110	5,446	0.28	9	48.11		2.81	12	45.78	‡	0.00
12/31/2016		34,000	4,875	1.02	6	(6.07)		2.81	7	(4.22)		0.85
12/31/2015		28,450	3,887	0.90	7	(7.67)		2.81	8	(16.76)	‡	0.85
12/31/2014		32,124	4,120	0.93	7	8.31		2.81	8	10.29		1.00
JNL/Invesco China-India Fund - Class I
12/31/2018	+	7	1	0.00	10	0.00	‡	0.45	10	0.00	‡	0.45
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2018		3,127	332	0.47	9	(7.16)	‡	2.05	10	(7.26)		0.00
12/31/2017	+	621	60	0.00	10	2.60	‡	1.80	10	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2018	+	—	—	0.00	10	(4.94)	‡	0.45	10	(4.94)	‡	0.45
JNL/Invesco Global Real Estate Fund - Class A
12/31/2018		72,529	4,396	3.88	13	(9.21)		3.06	20	(6.38)		0.00
12/31/2017		83,511	4,673	3.12	15	6.88		3.06	22	9.50	‡	0.00
12/31/2016		78,480	4,775	2.04	14	(0.65)		3.06	18	1.56		0.85
12/31/2015		72,203	4,444	2.88	14	(3.95)		3.06	17	(1.80)		0.85
12/31/2014		63,128	3,799	1.32	14	11.56		3.06	18	14.05		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco China-India Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/Invesco International Growth Fund - Class A
12/31/2018		60,313	3,118	1.98	13	(17.65)		3.06	27	(15.08)		0.00
12/31/2017		74,247	3,222	1.45	16	19.49		3.06	32	20.51	‡	0.00
12/31/2016		58,020	3,076	1.81	13	(4.16)		3.06	22	(2.03)		0.85
12/31/2015		49,732	2,574	1.89	14	(4.98)		3.06	22	(2.86)		0.85
12/31/2014		43,849	2,213	1.13	15	(2.78)		3.06	23	(0.61)		0.85
JNL/Invesco International Growth Fund - Class I
12/31/2018	+	88	3	5.47	29	(13.47)	‡	0.45	26	(11.66)	‡	0.40
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2018		122,126	4,060	0.00	21	(12.34)		3.60	38	(9.11)		0.00
12/31/2017		126,619	3,781	0.00	24	20.56		3.60	42	23.28	‡	0.00
12/31/2016		91,053	3,355	0.00	20	7.58		3.60	30	10.57		0.85
12/31/2015		77,052	3,131	0.00	18	(5.27)		3.60	27	(2.63)		0.85
12/31/2014		53,056	2,095	0.00	19	4.17		3.60	28	7.08	‡	0.85
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2018	+	108	3	0.00	36	(7.36)	‡	0.65	40	(12.30)	‡	0.45
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2018	+	592	62	0.58	10	(5.06)	‡	1.65	10	(3.96)	‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2018	+	—	—	0.00	10	(4.09)	‡	0.45	10	(4.09)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - August 13, 2018; JNL/Invesco International Growth Fund - Class I - April 30, 2018; JNL/Invesco Small Cap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2018		94,158	1,964	0.00	34	(7.74)		2.92	68	(5.00)		0.00
12/31/2017		93,417	1,841	0.00	37	25.69		2.92	71	26.00	‡	0.00
12/31/2016		67,715	1,715	0.00	29	(2.37)		2.92	46	(0.33)		0.85
12/31/2015		73,189	1,850	0.00	30	0.05		2.92	46	2.14		0.85
12/31/2014		50,238	1,311	0.00	30	7.99		2.92	45	10.25		0.85
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2018	+	11	0	0.00	70	(7.30)	‡	0.45	70	(7.30)	‡	0.45
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2018		58,328	2,819	3.13	11	(3.51)		4.00	29	0.45		0.00
12/31/2017		59,269	2,838	2.66	12	(1.50)		4.00	29	2.43	‡	0.00
12/31/2016		57,407	2,813	1.75	12	(2.52)		4.00	23	0.59		0.85
12/31/2015		48,575	2,424	2.31	12	(3.48)		4.00	23	(1.04)	‡	0.85
12/31/2014		38,737	1,926	3.12	13	1.27		4.00	23	1.76	‡	1.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2018	+	10	0	0.00	30	2.17	‡	0.45	30	2.17	‡	0.45
JNL/Lazard Emerging Markets Fund - Class A
12/31/2018		30,664	2,505	1.55	10	(20.82)		3.06	15	(18.35)		0.00
12/31/2017		33,532	2,209	1.25	12	24.73		3.06	18	25.27	‡	0.00
12/31/2016		28,329	2,381	2.22	10	15.70		3.06	13	18.27		0.85
12/31/2015		25,690	2,549	3.05	9	(21.14)		3.06	11	(19.38)		0.85
12/31/2014		33,154	2,646	1.63	11	(8.11)		3.06	13	(6.06)		0.85
JNL/Lazard Emerging Markets Fund - Class I
12/31/2018	+	170	11	4.04	15	(17.38)	‡	0.45	15	(17.38)	‡	0.45
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2018		3,737	304	0.20	12	(12.20)	‡	1.95	13	(10.19)		0.00
12/31/2017		3,897	281	2.22	14	26.70		1.25	15	25.91	‡	0.00
12/31/2016		3,620	332	1.29	11	(6.30)		1.25	11	(5.93)		0.85
12/31/2015		3,036	262	1.01	12	3.11		1.25	12	(7.68)	‡	0.85
12/31/2014		892	79	0.00	11	(2.65)		1.25	11	(2.40)		1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/JPMorgan MidCap Growth Fund - Class I - April 30, 2018; JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - April 30, 2018; JNL/Lazard Emerging Markets Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2018	+	—	—	0.00	12	(12.03)	‡	0.45	12	(12.03)	‡	0.45
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2018	+	33	4	0.00	9	(4.16)	‡	1.25	9	(11.60)	‡	0.00
JNL/MC 10 x 10 Fund - Class A
12/31/2018		36,825	2,626	0.00	13	(11.06)		2.47	17	(8.82)		0.00
12/31/2017		44,741	2,869	0.00	14	13.39		2.47	18	13.08	‡	0.00
12/31/2016		42,545	3,127	0.00	12	9.33		2.47	14	10.72		1.20
12/31/2015		39,426	3,199	1.98	11	(4.65)		2.47	13	(3.43)		1.20
12/31/2014		43,036	3,363	1.78	12	5.62		2.47	13	6.97		1.20
JNL/MC 10 x 10 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/MC Bond Index Fund - Class A
12/31/2018		66,793	4,700	2.15	9	(4.32)		3.82	18	(0.57)		0.00
12/31/2017		65,798	4,558	1.98	10	(0.83)		3.82	18	2.93	‡	0.00
12/31/2016		58,290	4,126	0.83	10	(1.89)		3.82	15	1.06		0.85
12/31/2015		48,479	3,478	2.05	10	(3.87)		3.82	15	(1.14)	‡	0.85
12/31/2014		40,787	2,888	3.42	11	1.66		3.82	15	4.56		1.00
JNL/MC Bond Index Fund - Class I
12/31/2018	+	—	—	0.00	18	1.84	‡	0.45	18	1.84	‡	0.45
JNL/MC Consumer Discretionary Sector Fund - Class A
12/31/2018		74,258	2,613	0.67	19	(4.73)		3.60	38	(1.22)		0.00
12/31/2017		73,245	2,516	1.17	20	17.80		3.60	38	18.85	‡	0.00
12/31/2016		54,713	2,266	0.69	17	2.42		3.60	27	5.26		0.85
12/31/2015		60,047	2,622	0.53	16	2.16		3.60	26	5.00		0.85
12/31/2014		30,112	1,375	0.57	16	6.90		3.60	24	9.87		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Lazard International Strategic Equity Fund - Class I - April 30, 2018; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/MC 10 x 10 Fund - Class I - August 13, 2018; JNL/MC Bond Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Consumer Discretionary Sector Fund - Class I
12/31/2018	+	25	1	3.11	39	(4.93)	‡	0.45	39	(4.93)	‡	0.45
JNL/MC Consumer Staples Sector Fund - Class A
12/31/2018		2,804	295	0.00	9	(10.71)		1.90	10	(8.95)		0.00
12/31/2017	+	557	53	0.00	11	4.30	‡	1.90	11	6.10	‡	0.00
JNL/MC Consumer Staples Sector Fund - Class I
12/31/2018	+	23	2	0.00	10	1.69	‡	0.45	10	1.69	‡	0.45
JNL/MC DowSM Index Fund - Class A
12/31/2018		16,029	800	0.00	16	(6.36)		2.46	27	(4.01)		0.00
12/31/2017	+	7,846	371	0.00	18	15.08	‡	2.46	28	21.90	‡	0.00
JNL/MC DowSM Index Fund - Class I
12/31/2018	+	—	—	0.00	27	(2.35)	‡	0.45	27	(2.35)	‡	0.45
JNL/MC Emerging Markets Index Fund - Class A
12/31/2018		74,542	7,812	1.69	9	(17.31)		2.46	11	(15.24)		0.00
12/31/2017		86,978	7,629	0.97	11	32.81		2.46	13	30.86	‡	0.00
12/31/2016		44,587	5,253	1.92	8	7.42		2.46	9	9.16		0.85
12/31/2015		30,412	3,889	1.70	8	(17.35)		2.46	8	(16.01)		0.85
12/31/2014		27,610	2,947	1.30	9	(6.03)		2.46	10	(4.50)		0.85
JNL/MC Emerging Markets Index Fund - Class I
12/31/2018	+	16	1	6.12	11	(15.76)	‡	0.45	11	(15.76)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Consumer Discretionary Sector Fund - Class I - April 30, 2018; JNL/MC Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/MC Consumer Staples Sector Fund - Class I - April 30, 2018; JNL/MC DowSM Index Fund - Class A - April 24, 2017; JNL/MC DowSM Index Fund - Class I - April 30, 2018; JNL/MC Emerging Markets Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Energy Sector Fund - Class A
12/31/2018		81,253	3,169	2.77	12	(25.40)	‡	5.50	34	(20.43)		0.00
12/31/2017		110,228	3,381	2.20	21	5.46	‡	3.75	43	(1.87)	‡	0.00
12/31/2016		111,069	3,266	2.00	23	22.64		3.67	38	26.14		0.85
12/31/2015		73,657	2,726	1.63	19	(26.02)		3.67	30	(23.91)		0.85
12/31/2014		71,624	2,012	1.24	26	(13.59)		3.67	40	(11.11)		0.85
JNL/MC Energy Sector Fund - Class I
12/31/2018	+	8	0	12.39	35	(22.65)	‡	0.45	35	(22.65)	‡	0.45
JNL/MC European 30 Fund - Class A
12/31/2018		30,090	2,176	3.27	12	(17.16)		2.80	16	(14.80)		0.00
12/31/2017		36,009	2,186	3.07	15	20.33		2.80	19	21.79	‡	0.00
12/31/2016		25,997	1,928	3.18	12	(4.54)		2.80	14	(2.66)		0.85
12/31/2015		31,683	2,279	1.99	13	(4.65)		2.80	15	(2.78)		0.85
12/31/2014		13,852	963	1.38	13	(6.07)		2.80	15	(11.61)	‡	0.85
JNL/MC European 30 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/MC Financial Sector Fund - Class A
12/31/2018		98,217	6,873	1.20	6	(16.21)	‡	5.50	19	(13.87)		0.00
12/31/2017		113,825	6,790	0.96	11	14.76	‡	3.75	22	19.91	‡	0.00
12/31/2016		80,812	5,684	1.58	11	20.32		3.10	16	23.05		0.85
12/31/2015		52,080	4,502	1.19	9	(4.14)		3.10	13	(1.96)		0.85
12/31/2014		39,790	3,361	0.93	9	9.61		3.10	13	12.10		0.85
JNL/MC Financial Sector Fund - Class I
12/31/2018	+	29	1	3.32	20	(13.09)	‡	0.45	20	(13.09)	‡	0.45
JNL/MC Healthcare Sector Fund - Class A
12/31/2018		247,360	7,750	0.92	21	1.20		3.62	42	4.95		0.00
12/31/2017		240,877	7,827	0.88	21	18.28		3.62	40	20.49	‡	0.00
12/31/2016		191,888	7,553	1.81	17	(7.23)		3.62	28	(4.63)		0.85
12/31/2015		210,768	7,893	0.45	19	2.79		3.62	30	5.67		0.85
12/31/2014		132,507	5,236	0.58	18	20.69		3.62	28	24.08		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Energy Sector Fund - Class I - April 30, 2018; JNL/MC European 30 Fund - Class I - August 13, 2018; JNL/MC Financial Sector Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Healthcare Sector Fund - Class I
12/31/2018	+	33	1	1.40	44	4.29	‡	0.45	44	4.29	‡	0.45
JNL/MC Index 5 Fund - Class A
12/31/2018		75,264	5,192	0.00	13	(10.26)		2.70	17	(7.80)		0.00
12/31/2017		89,323	5,603	0.00	14	12.24		2.70	19	14.40	‡	0.00
12/31/2016		82,231	5,868	0.00	13	8.95		2.70	15	6.13	‡	0.85
12/31/2015		71,785	5,654	1.80	12	(4.09)		2.70	13	(2.45)		1.00
12/31/2014		69,791	5,342	1.42	12	2.50		2.70	14	2.01	‡	1.00
JNL/MC Index 5 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00
JNL/MC Industrials Sector Fund - Class A
12/31/2018		2,346	262	0.00	9	(8.42)	‡	2.05	9	(14.43)		0.00
12/31/2017	+	453	43	0.00	11	4.89	‡	1.75	11	6.70	‡	0.00
JNL/MC Industrials Sector Fund - Class I
12/31/2018	+	8	1	0.00	9	(10.28)	‡	0.45	9	(10.28)	‡	0.45
JNL/MC Information Technology Sector Fund - Class A
12/31/2018		202,284	12,138	0.42	12	(3.80)		3.10	22	(0.76)		0.00
12/31/2017		194,490	11,446	0.62	13	32.16		3.10	22	31.97	‡	0.00
12/31/2016		124,001	9,848	0.71	10	9.85		3.10	14	12.34		0.85
12/31/2015		105,648	9,382	0.61	9	1.22		3.10	13	3.52		0.85
12/31/2014		72,883	6,681	0.69	9	16.93		3.10	12	19.59	‡	0.85
JNL/MC Information Technology Sector Fund - Class I
12/31/2018	+	34	1	2.70	23	(4.42)	‡	0.45	23	(4.42)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Healthcare Sector Fund - Class I - April 30, 2018; JNL/MC Index 5 Fund - Class I - August 13, 2018; JNL/MC Industrials Sector Fund - Class A - September 25, 2017; JNL/MC Industrials Sector Fund - Class I - April 30, 2018; JNL/MC Information Technology Sector Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC International Index Fund - Class A
12/31/2018		94,117	5,408	3.24	12	(17.16)		3.82	22	(13.91)		0.00
12/31/2017		114,681	5,615	2.94	14	20.36		3.82	26	21.43	‡	0.00
12/31/2016		78,742	4,761	0.25	12	(2.97)		3.82	18	(0.05)		0.85
12/31/2015		73,405	4,422	2.37	12	(4.79)		3.82	18	(1.92)		0.85
12/31/2014		61,638	3,631	3.52	13	(9.60)		3.82	19	(6.88)		0.85
JNL/MC International Index Fund - Class I
12/31/2018	+	179	8	9.44	23	(14.29)	‡	0.45	22	(12.60)	‡	0.40
JNL/MC JNL 5 Fund - Class A
12/31/2018		200,683	10,556	2.19	15	(12.73)		3.36	24	(9.73)		0.00
12/31/2017		261,302	12,216	2.13	17	13.08		3.36	26	14.74	‡	0.00
12/31/2016		231,269	12,479	2.47	15	8.48		3.36	19	10.84		1.20
12/31/2015		239,192	14,272	2.63	14	(6.22)		3.36	18	(4.17)		1.20
12/31/2014		250,441	14,279	2.03	15	7.65		3.36	18	10.00		1.20
JNL/MC JNL 5 Fund - Class I
12/31/2018	+	—	—	0.00	24	(9.15)	‡	0.45	24	(9.15)	‡	0.45
JNL/MC Materials Sector Fund - Class A
12/31/2018		1,073	126	0.00	8	(20.25)		2.00	9	(18.63)		0.00
12/31/2017	+	641	60	0.00	11	3.85	‡	2.00	11	6.80	‡	0.00
JNL/MC Materials Sector Fund - Class I
12/31/2018	+	—	—	0.00	9	(14.01)	‡	0.45	9	(14.01)	‡	0.45
JNL/MC MSCI KLD 400 Social Index Fund - Class A
12/31/2018		1,118	106	0.01	10	(6.37)		2.17	11	(7.14)	‡	0.85
12/31/2017	+	706	63	1.18	11	4.47	‡	2.17	11	11.39	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC International Index Fund - Class I - April 30, 2018; JNL/MC JNL 5 Fund - Class I - April 30, 2018; JNL/MC Materials Sector Fund - Class A - September 25, 2017; JNL/MC Materials Sector Fund - Class I - April 30, 2018; JNL/MC MSCI KLD 400 Social Index Fund - Class A - April 24, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC MSCI KLD 400 Social Index Fund - Class I
12/31/2018	+	—	—	0.00	11	(4.49)	‡	0.45	11	(4.49)	‡	0.45
JNL/MC MSCI World Index Fund - Class A
12/31/2018		3,811	190	4.41	18	(12.91)	‡	2.00	26	(8.84)		0.00
12/31/2017	+	771	35	0.00	20	9.50	‡	1.80	29	15.69	‡	0.00
JNL/MC MSCI World Index Fund - Class I
12/31/2018	+	—	—	0.00	26	(8.64)	‡	0.45	26	(8.64)	‡	0.45
JNL/MC Nasdaq 100 Index Fund - Class A
12/31/2018		139,169	4,705	0.31	24	(3.42)		2.82	36	(0.64)		0.00
12/31/2017		120,499	4,002	0.34	25	28.43		2.82	36	26.92	‡	0.00
12/31/2016		62,959	2,740	0.99	20	4.94		2.82	25	7.03		0.85
12/31/2015		50,366	2,333	0.56	19	(1.39)		2.82	23	0.58		0.85
12/31/2014		44,616	2,080	0.23	19	15.14		2.82	23	17.43		0.85
JNL/MC Nasdaq 100 Index Fund - Class I
12/31/2018	+	113	4	2.36	29	(3.89)	‡	0.45	29	(3.89)	‡	0.45
JNL/MC Pacific Rim 30 Fund - Class A
12/31/2018		17,736	972	4.30	16	(16.23)		2.77	21	(13.86)		0.00
12/31/2017		22,205	1,036	3.31	19	19.88		2.77	24	20.15	‡	0.00
12/31/2016		16,273	927	2.01	16	6.62		2.77	18	8.68		0.85
12/31/2015		16,987	1,046	2.35	15	2.10		2.77	17	4.08		0.85
12/31/2014		8,811	562	2.56	14	0.39		2.77	16	(8.95)	‡	0.85
JNL/MC Pacific Rim 30 Fund - Class I
12/31/2018	+	—	—	0.00	—	0.00	‡	0.00	—	0.00	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC MSCI KLD 400 Social Index Fund - Class I - April 30, 2018; JNL/MC MSCI World Index Fund - Class A - April 24, 2017; JNL/MC MSCI World Index Fund - Class I - April 30, 2018; JNL/MC Nasdaq 100 Index Fund - Class I - April 30, 2018; JNL/MC Pacific Rim 30 Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Real Estate Sector Fund - Class A
12/31/2018		2,054	216	0.00	9	(7.46)		2.32	10	(5.28)		0.00
12/31/2017	+	1,160	114	0.00	10	2.52	‡	2.32	10	2.30	‡	0.00
JNL/MC Real Estate Sector Fund - Class I
12/31/2018	+	67	7	0.00	10	0.32	‡	0.45	10	0.32	‡	0.45
JNL/MC S&P 1500 Growth Index Fund - Class A
12/31/2018		5,161	496	0.00	10	(3.32)		2.05	11	(1.30)		0.00
12/31/2017	+	677	63	0.00	11	1.70	‡	2.05	11	7.40	‡	0.00
JNL/MC S&P 1500 Growth Index Fund - Class I
12/31/2018	+	10	1	0.00	11	(3.12)	‡	0.45	11	(3.12)	‡	0.45
JNL/MC S&P 1500 Value Index Fund - Class A
12/31/2018		1,517	160	0.00	9	(10.15)	‡	1.75	10	(10.00)		0.00
12/31/2017	+	972	91	0.00	11	4.69	‡	1.65	11	7.00	‡	0.00
JNL/MC S&P 1500 Value Index Fund - Class I
12/31/2018	+	131	14	0.00	10	(7.13)	‡	0.45	10	(13.26)	‡	0.40
JNL/MC S&P 400 MidCap Index Fund - Class A
12/31/2018		176,644	5,907	0.87	20	(14.93)		3.82	38	(11.60)		0.00
12/31/2017		204,964	5,987	0.99	24	11.34		3.82	43	14.60	‡	0.00
12/31/2016		161,716	5,405	0.17	21	15.63		3.82	33	19.11		0.85
12/31/2015		112,335	4,454	0.98	18	(6.33)		3.82	28	(3.51)		0.85
12/31/2014		91,315	3,482	0.93	19	5.14		3.82	29	8.31	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Real Estate Sector Fund - Class A - September 25, 2017; JNL/MC Real Estate Sector Fund - Class I - April 30, 2018; JNL/MC S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Growth Index Fund - Class I - April 30, 2018; JNL/MC S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/MC S&P 1500 Value Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC S&P 400 MidCap Index Fund - Class I
12/31/2018	+	127	3	3.24	39	(10.56)	‡	0.45	37	(18.28)	‡	0.40
JNL/MC S&P 500 Index Fund - Class A
12/31/2018		555,334	25,358	1.40	11	(7.82)	‡	5.50	28	(4.88)		0.00
12/31/2017		567,214	24,338	1.40	16	16.63		3.82	29	19.37	‡	0.00
12/31/2016		395,433	20,328	0.13	14	7.21		3.82	21	10.43		0.85
12/31/2015		306,397	17,304	1.51	13	(2.91)		3.82	19	0.02		0.85
12/31/2014		259,697	14,604	1.37	13	8.83		3.82	19	12.11	‡	0.85
JNL/MC S&P SMid 60 Fund - Class A
12/31/2018		34,637	2,348	2.32	13	(25.10)		2.80	17	(22.96)		0.00
12/31/2017		30,497	1,570	0.65	17	(4.91)		2.80	23	(1.90)	‡	0.00
12/31/2016		39,457	1,968	0.96	18	30.70		2.80	21	19.71	‡	0.85
12/31/2015		15,746	1,042	2.61	13	(7.68)		2.80	16	(6.00)		1.00
12/31/2014		18,732	1,168	0.64	15	0.64		2.80	17	2.47		1.00
JNL/MC S&P SMid 60 Fund - Class I
12/31/2018	+	5	0	0.00	18	(20.93)	‡	0.45	18	(20.93)	‡	0.45
JNL/MC Small Cap Index Fund - Class A
12/31/2018		141,487	5,282	0.89	18	(12.35)		3.82	34	(8.92)		0.00
12/31/2017		152,687	5,131	0.85	20	8.61		3.82	38	14.20	‡	0.00
12/31/2016		123,370	4,625	0.50	19	21.16		3.82	29	24.81		0.85
12/31/2015		88,288	4,112	0.67	16	(8.14)		3.82	23	(5.37)		0.85
12/31/2014		74,714	3,286	1.00	17	0.73		3.82	25	3.77		0.85
JNL/MC Small Cap Index Fund - Class I
12/31/2018	+	284	9	4.04	30	(9.21)	‡	0.90	33	(22.37)	‡	0.40
JNL/MC Telecommunications Sector Fund - Class A
12/31/2018		8,980	984	3.98	4	(3.38)	‡	5.50	12	(5.81)		0.00
12/31/2017		11,815	1,208	3.33	6	(1.89)	‡	3.75	13	2.12	‡	0.00
12/31/2016		13,656	1,421	2.73	7	19.84		3.06	11	22.51		0.85
12/31/2015		11,240	1,447	3.61	6	(0.37)		3.06	9	1.86		0.85
12/31/2014		12,293	1,608	2.93	6	2.34		3.06	9	1.89	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC S&P 400 MidCap Index Fund - Class I - April 30, 2018; JNL/MC S&P SMid 60 Fund - Class I - April 30, 2018; JNL/MC Small Cap Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MC Telecommunications Sector Fund - Class I
12/31/2018	+	—	—	21.81	13	0.17	‡	0.45	13	0.17	‡	0.45
JNL/MC Utilities Sector Fund - Class A
12/31/2018		9,573	663	2.42	14	(3.14)	‡	2.07	16	3.79		0.00
12/31/2017		5,003	352	2.42	14	10.23		1.25	15	11.62	‡	0.00
12/31/2016		4,477	348	1.95	13	15.36		1.25	13	15.82		0.85
12/31/2015		3,031	272	1.33	11	(6.58)		1.25	11	(6.21)		0.85
12/31/2014		3,141	264	0.00	12	24.63		1.25	12	13.01	‡	0.85
JNL/MC Utilities Sector Fund - Class I
12/31/2018	+	22	2	5.37	14	4.91	‡	0.45	14	4.91	‡	0.45
JNL/MFS Mid Cap Value Fund - Class A
12/31/2018		89,189	4,491	0.52	16	(14.35)		3.06	23	(11.94)		0.30
12/31/2017		81,851	3,584	1.27	19	9.63		3.06	27	11.07	‡	0.30
12/31/2016		73,927	3,613	0.00	17	10.17		3.06	22	12.40	‡	1.05
12/31/2015		65,900	3,608	0.61	16	(11.70)		3.06	19	(10.04)		1.20
12/31/2014		64,650	3,178	0.89	18	9.72		3.06	21	11.78		1.20
JNL/MFS Mid Cap Value Fund - Class I
12/31/2018	+	20	1	1.57	25	(11.44)	‡	0.45	25	(11.44)	‡	0.45
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2018	+	2,762	299	0.00	9	(3.72)	‡	2.30	9	(7.20)	‡	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2018	+	10	1	0.00	9	(7.26)	‡	0.45	9	(7.26)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MC Telecommunications Sector Fund - Class I - April 30, 2018; JNL/MC Utilities Sector Fund - Class I - April 30, 2018; JNL/MFS Mid Cap Value Fund - Class I - April 30, 2018; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018; JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Neuberger Berman Currency Fund - Class A
12/31/2018		923	92	1.35	10	0.45	‡	1.65	11	1.72		0.00
12/31/2017		753	76	0.00	10	0.99		1.25	10	2.04	‡	0.00
12/31/2016		857	87	2.24	10	(2.82)		1.25	10	(2.58)		1.00
12/31/2015		736	73	1.84	10	0.62		1.25	10	0.88		1.00
12/31/2014		744	74	0.00	10	2.08		1.25	10	2.34		1.00
JNL/Neuberger Berman Currency Fund - Class I
12/31/2018	+	—	—	0.00	10	0.93	‡	0.45	10	0.93	‡	0.45
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
12/31/2018		666	113	0.38	6	(11.68)		1.25	6	(10.56)		0.00
12/31/2017		582	87	19.42	7	5.07		1.25	7	3.52	‡	0.00
12/31/2016		491	78	0.00	6	10.51		1.25	6	10.95		0.85
12/31/2015		434	76	0.00	6	(26.00)		1.25	6	0.15	‡	0.85
12/31/2014	+	126	16	0.00	8	(22.03)	‡	1.25	8	(22.75)	‡	1.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2018		40,557	3,715	1.95	10	(4.78)		2.32	12	(2.54)		0.00
12/31/2017		47,868	4,214	3.06	11	4.33		2.32	12	6.27	‡	0.00
12/31/2016		37,706	3,505	3.25	10	3.49		2.32	11	2.00	‡	1.00
12/31/2015		33,382	3,237	1.33	10	(3.50)		2.32	10	(2.42)		1.20
12/31/2014		30,886	2,914	1.03	10	2.49		2.32	11	3.65	‡	1.20
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2018	+	5	0	0.00	12	(1.44)	‡	0.45	12	(1.44)	‡	0.45
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2018		6,274	607	1.97	10	(0.17)	‡	2.05	11	0.42		0.00
12/31/2017		7,403	712	3.89	10	3.65		1.25	11	4.43	‡	0.00
12/31/2016		8,030	803	0.47	10	2.18		1.25	10	2.59		0.85
12/31/2015		9,104	932	1.17	10	(4.16)		1.25	10	(3.78)		0.85
12/31/2014		6,133	603	0.94	10	(2.30)		1.25	10	(1.91)		0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2018	+	—	—	0.00	10	(0.63)	‡	0.45	10	(0.63)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Neuberger Berman Currency Fund - Class I - April 30, 2018; JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A - April 28, 2014; JNL/Neuberger Berman Strategic Income Fund - Class I - April 30, 2018; JNL/Nicholas Convertible Arbitrage Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2018		2,645	297	0.00	9	(23.41)		1.25	9	(22.44)		0.00
12/31/2017		1,952	168	0.08	12	39.53		1.25	12	36.59	‡	0.00
12/31/2016		632	76	0.00	8	(1.70)		1.25	8	(1.31)		0.85
12/31/2015	+	343	41	0.00	8	(13.17)	‡	1.25	8	(12.50)	‡	0.85
JNL/Oppenheimer Global Growth Fund - Class A
12/31/2018		122,287	5,672	0.65	16	(16.04)		3.30	27	(13.47)		0.30
12/31/2017		142,339	5,665	0.80	19	31.74		3.30	31	31.09	‡	0.30
12/31/2016		93,710	5,015	0.62	14	(3.14)		3.30	20	(0.99)		1.10
12/31/2015		83,341	4,415	0.92	15	0.43		3.30	20	2.66		1.10
12/31/2014		56,345	3,057	0.59	15	(1.40)		3.30	20	0.79		1.10
JNL/Oppenheimer Global Growth Fund - Class I
12/31/2018	+	—	—	0.00	29	(13.78)	‡	0.45	29	(13.78)	‡	0.45
JNL/PIMCO Income Fund - Class A
12/31/2018		22,186	2,245	0.51	10	(2.42)		2.32	10	(0.11)		0.00
12/31/2017	+	4,780	476	0.00	10	0.10	‡	2.32	10	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2018	+	65	6	1.64	10	0.26	‡	0.65	10	0.70	‡	0.45
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A
12/31/2018		18,889	1,678	2.59	11	(4.80)		2.32	12	(2.56)		0.00
12/31/2017		23,680	2,029	2.01	11	0.01	‡	2.32	13	6.50	‡	0.00
12/31/2016		11,667	1,051	1.29	11	(1.09)	‡	2.16	11	5.44		0.85
12/31/2015		4,737	441	2.27	10	(1.35)	‡	2.02	11	(1.78)		0.85
12/31/2014		2,599	237	0.06	11	6.28		1.25	11	6.70		0.85
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I
12/31/2018	+	—	—	0.00	11	0.09	‡	0.45	11	0.09	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Oppenheimer Emerging Markets Innovator Fund - Class A - April 27, 2015; JNL/Oppenheimer Global Growth Fund - Class I - April 30, 2018; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - April 30, 2018; JNL/PIMCO Investment Grade Corporate Bond Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PIMCO Real Return Fund - Class A
12/31/2018		74,158	5,601	0.69	11	(5.06)		2.92	16	(2.23)		0.00
12/31/2017		79,954	5,825	0.00	12	0.15		2.92	16	2.47	‡	0.00
12/31/2016		76,201	5,656	5.89	12	2.15		2.92	14	4.28		0.85
12/31/2015		75,850	5,853	3.69	11	(5.89)		2.92	14	(3.92)		0.85
12/31/2014		82,537	6,086	0.73	12	0.32		2.92	14	2.42		0.85
JNL/PIMCO Real Return Fund - Class I
12/31/2018	+	6	0	2.49	16	(1.36)	‡	0.45	16	(1.36)	‡	0.45
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2018		99,824	8,938	3.27	10	(3.78)		2.81	12	(1.02)		0.00
12/31/2017		94,067	8,215	3.31	10	0.08		2.81	13	2.54	‡	0.00
12/31/2016		90,103	7,988	4.50	10	6.39		2.81	12	8.49		0.85
12/31/2015		76,164	7,290	3.82	10	(4.02)		2.81	11	(2.12)		0.85
12/31/2014		78,107	7,274	2.48	10	(2.56)		2.81	11	(0.63)		0.85
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2018	+	57	5	3.09	10	(2.51)	‡	0.45	10	(2.51)	‡	0.45
JNL/PPM America High Yield Bond Fund - Class A
12/31/2018		101,946	4,978	5.76	15	(8.17)		3.06	28	(5.30)		0.00
12/31/2017		120,557	5,526	5.90	16	4.26		3.06	29	6.23	‡	0.00
12/31/2016		111,261	5,457	0.18	15	13.51		3.06	23	16.04		0.85
12/31/2015		88,965	5,029	5.67	13	(9.69)		3.06	20	(7.67)		0.85
12/31/2014		106,798	5,576	6.12	15	(2.89)		3.06	21	(0.72)		0.85
JNL/PPM America High Yield Bond Fund - Class I
12/31/2018	+	—	—	0.00	29	(4.14)	‡	0.45	29	(4.14)	‡	0.45
JNL/PPM America Long Short Credit Fund - Class A
12/31/2018		1,134	111	2.88	10	(4.64)	‡	2.00	11	(2.62)		0.00
12/31/2017		975	92	4.04	10	2.50		1.25	11	3.09	‡	0.00
12/31/2016		861	83	12.73	10	9.75		1.25	10	10.18		0.85
12/31/2015		514	55	3.29	9	(4.94)		1.25	9	(4.56)		0.85
12/31/2014		476	48	1.97	10	(2.66)		1.25	10	(2.27)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PIMCO Real Return Fund - Class I - April 30, 2018; JNL/PPM America Floating Rate Income Fund - Class I - April 30, 2018; JNL/PPM America High Yield Bond Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Long Short Credit Fund - Class I
12/31/2018	+	—	—	0.00	9	(3.06)	‡	0.45	9	(3.06)	‡	0.45
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2018		32,431	1,961	0.93	14	(22.29)		2.77	19	(20.10)		0.00
12/31/2017		37,794	1,801	0.64	18	9.31		2.77	24	11.60	‡	0.00
12/31/2016		34,770	1,839	0.61	17	23.94		2.77	20	26.34		0.85
12/31/2015		18,514	1,230	0.73	14	(10.57)		2.77	16	(8.84)		0.85
12/31/2014		17,365	1,046	0.61	15	7.43		2.77	17	9.51		0.85
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2018	+	13	1	2.23	20	(17.16)	‡	0.45	20	(17.16)	‡	0.45
JNL/PPM America Small Cap Value Fund - Class A
12/31/2018		38,538	2,224	0.54	15	(22.20)		2.56	20	(20.41)		0.30
12/31/2017		67,563	3,066	0.37	20	14.21		2.56	25	16.93	‡	0.30
12/31/2016		50,725	2,659	0.05	17	27.26		2.56	20	29.00		1.20
12/31/2015		27,059	1,825	0.71	14	(5.93)		2.56	15	(4.64)		1.20
12/31/2014		12,126	775	0.29	15	3.18		2.56	16	4.59		1.20
JNL/PPM America Small Cap Value Fund - Class I
12/31/2018	+	17	1	1.85	21	(16.76)	‡	0.45	21	(16.76)	‡	0.45
JNL/PPM America Total Return Fund - Class A
12/31/2018		28,494	1,746	2.53	15	(3.51)		2.32	19	(1.23)		0.00
12/31/2017		25,248	1,501	2.42	15	1.89		2.32	19	4.10	‡	0.00
12/31/2016	+	19,420	1,192	4.33	15	3.26	‡	2.32	17	2.74	‡	0.85
JNL/PPM America Total Return Fund - Class I
12/31/2018	+	18	1	0.00	12	0.59	‡	0.45	12	0.59	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Long Short Credit Fund - Class I - April 30, 2018; JNL/PPM America Mid Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Small Cap Value Fund - Class I - April 30, 2018; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/PPM America Value Equity Fund - Class A
12/31/2018		12,767	449	1.64	18	(17.19)		3.62	40	(14.38)		0.30
12/31/2017		15,295	461	1.37	22	10.90		3.62	47	13.30	‡	0.30
12/31/2016		11,881	413	2.05	20	17.31		3.62	33	20.11		1.25
12/31/2015		8,505	363	0.00	17	(11.95)		3.62	28	(9.83)		1.25
12/31/2014		9,690	374	5.14	19	8.50		3.62	31	11.10		1.25
JNL/PPM America Value Equity Fund - Class I
12/31/2018	+	6	0	2.92	45	(13.24)	‡	0.45	45	(13.24)	‡	0.45
JNL/S&P 4 Fund - Class A
12/31/2018		430,430	20,089	0.00	18	(9.01)		2.95	25	(6.27)		0.00
12/31/2017		511,544	22,079	0.00	20	12.03		2.95	27	14.21	‡	0.00
12/31/2016		480,088	23,595	0.00	18	7.09		2.95	21	9.36		0.85
12/31/2015		409,478	21,910	5.32	17	(7.81)		2.95	20	(5.85)		0.85
12/31/2014		314,115	15,734	2.42	18	11.08		2.95	21	13.43		0.85
JNL/S&P 4 Fund - Class I
12/31/2018	+	22	1	0.00	19	(5.75)	‡	0.45	19	(5.75)	‡	0.45
JNL/S&P Competitive Advantage Fund - Class A
12/31/2018		51,737	2,102	0.86	22	(5.22)		2.62	29	(2.69)		0.00
12/31/2017		56,464	2,211	1.29	23	16.58		2.62	30	17.46	‡	0.00
12/31/2016		68,526	3,176	1.00	19	2.97		2.62	23	4.80		0.85
12/31/2015		63,579	3,072	0.80	19	(1.43)		2.62	22	0.33		0.85
12/31/2014		43,253	2,092	0.32	19	7.21		2.62	22	10.06	‡	0.85
JNL/S&P Competitive Advantage Fund - Class I
12/31/2018	+	—	—	0.00	29	(2.83)	‡	0.45	29	(2.83)	‡	0.45
JNL/S&P Dividend Income & Growth Fund - Class A
12/31/2018		248,012	11,631	2.94	14	(6.28)	‡	5.50	25	(5.31)		0.00
12/31/2017		291,182	12,764	2.75	18	7.80	‡	3.75	26	11.68	‡	0.00
12/31/2016		307,479	14,926	2.54	19	14.71		2.61	22	16.74		0.85
12/31/2015		188,179	10,617	2.47	16	(1.91)		2.61	19	(0.17)		0.85
12/31/2014		182,015	10,200	1.50	17	10.77		2.61	19	6.16	‡	0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - April 30, 2018; JNL/S&P 4 Fund - Class I - April 30, 2018; JNL/S&P Competitive Advantage Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Dividend Income & Growth Fund - Class I
12/31/2018	+	49	2	5.92	26	(2.87)	‡	0.45	26	(2.87)	‡	0.45
JNL/S&P International 5 Fund - Class A
12/31/2018		3,392	314	5.83	10	(2.96)	‡	1.70	11	(15.48)		0.00
12/31/2017		3,912	304	10.73	13	31.44		1.25	13	28.52	‡	0.00
12/31/2016		1,893	194	3.80	10	6.93		1.25	10	7.36		0.85
12/31/2015		1,738	190	1.12	9	(3.36)		1.25	9	(8.43)	‡	0.85
12/31/2014	+	142	15	0.00	9	(1.93)	‡	1.25	9	2.84	‡	1.00
JNL/S&P International 5 Fund - Class I
12/31/2018	+	—	—	0.00	10	(15.87)	‡	0.45	10	(15.87)	‡	0.45
JNL/S&P Intrinsic Value Fund - Class A
12/31/2018		51,312	2,414	1.51	14	(10.45)	‡	5.50	25	(5.82)		0.00
12/31/2017		59,146	2,586	2.62	18	9.88	‡	3.75	27	16.16	‡	0.00
12/31/2016		56,749	2,913	2.62	18	2.53		2.65	21	4.38		0.85
12/31/2015		59,765	3,189	1.09	17	(16.09)		2.65	20	(14.57)		0.85
12/31/2014		59,875	2,720	0.83	20	14.96		2.65	23	13.83	‡	0.85
JNL/S&P Intrinsic Value Fund - Class I
12/31/2018	+	9	0	0.00	26	(7.18)	‡	0.45	26	(7.18)	‡	0.45
JNL/S&P Managed Aggressive Growth Fund - Class A
12/31/2018		138,446	5,951	0.00	16	(9.91)		3.47	30	(6.99)		0.30
12/31/2017		157,774	6,250	0.00	17	19.06		3.47	32	20.37	‡	0.30
12/31/2016		130,472	6,298	0.00	15	2.39		3.47	22	4.74		1.20
12/31/2015		135,512	6,882	0.00	14	(3.64)		3.47	21	(1.42)		1.20
12/31/2014		135,815	6,774	0.48	15	2.94		3.47	22	5.31		1.20
JNL/S&P Managed Aggressive Growth Fund - Class I
12/31/2018	+	501	18	0.00	29	(12.14)	‡	0.65	21	(7.96)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Dividend Income & Growth Fund - Class I - April 30, 2018; JNL/S&P International 5 Fund - Class A - September 15, 2014; JNL/S&P International 5 Fund - Class I - April 30, 2018; JNL/S&P Intrinsic Value Fund - Class I - April 30, 2018; JNL/S&P Managed Aggressive Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Conservative Fund - Class A
12/31/2018		105,694	7,699	0.00	11	(5.14)		2.92	16	(2.60)		0.30
12/31/2017		126,822	8,895	0.00	12	3.78		2.92	17	5.96	‡	0.30
12/31/2016		135,240	10,004	0.00	11	2.00		2.92	14	3.77		1.20
12/31/2015		142,097	10,875	0.00	11	(4.40)		2.92	14	(2.74)		1.20
12/31/2014		146,026	10,833	0.30	12	0.15		2.92	14	1.89		1.20
JNL/S&P Managed Conservative Fund - Class I
12/31/2018	+	—	—	0.00	13	(1.87)	‡	0.45	13	(1.87)	‡	0.45
JNL/S&P Managed Growth Fund - Class A
12/31/2018		355,205	15,386	0.00	15	(9.35)		3.67	30	(6.22)		0.30
12/31/2017		397,279	15,972	0.00	16	16.70		3.67	32	18.51	‡	0.30
12/31/2016		347,472	16,703	0.00	14	2.11		3.67	22	4.65		1.20
12/31/2015		339,937	17,079	0.00	14	(3.80)		3.67	21	(1.39)		1.20
12/31/2014		339,783	16,781	0.54	14	1.83		3.67	22	4.37		1.20
JNL/S&P Managed Growth Fund - Class I
12/31/2018	+	—	—	0.00	18	(7.08)	‡	0.45	18	(7.08)	‡	0.45
JNL/S&P Managed Moderate Fund - Class A
12/31/2018		253,895	15,978	0.00	13	(6.36)		3.06	19	(3.73)		0.30
12/31/2017		291,602	17,470	0.00	14	7.83		3.06	20	9.90	‡	0.30
12/31/2016		286,630	18,847	0.00	13	2.38		3.06	16	4.30		1.20
12/31/2015		280,867	19,230	0.00	12	(4.11)		3.06	15	(2.31)		1.20
12/31/2014		291,636	19,457	0.21	13	0.84		3.06	16	2.74		1.20
JNL/S&P Managed Moderate Fund - Class I
12/31/2018	+	—	—	0.00	15	(3.53)	‡	0.45	15	(3.53)	‡	0.45
JNL/S&P Managed Moderate Growth Fund - Class A
12/31/2018		400,495	19,126	0.00	9	(8.82)	‡	5.50	27	(5.19)		0.30
12/31/2017		473,768	21,223	0.00	14	6.10	‡	3.75	28	14.09	‡	0.30
12/31/2016		446,163	22,940	0.00	13	1.84		3.62	21	4.33		1.20
12/31/2015		443,578	23,737	0.00	13	(4.29)		3.62	20	(1.95)		1.20
12/31/2014		454,436	23,808	0.24	14	0.79		3.62	20	3.26		1.20

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Conservative Fund - Class I - April 30, 2018; JNL/S&P Managed Growth Fund - Class I - April 30, 2018; JNL/S&P Managed Moderate Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/S&P Managed Moderate Growth Fund - Class I
12/31/2018	+	—	—	0.00	17	(5.49)	‡	0.45	17	(5.49)	‡	0.45
JNL/S&P Mid 3 Fund - Class A
12/31/2018		17,779	1,661	1.61	10	(17.30)		2.46	11	(15.23)		0.00
12/31/2017		21,729	1,697	1.95	12	9.29		2.46	13	10.49	‡	0.00
12/31/2016		18,664	1,612	1.58	11	15.02		2.46	12	16.90		0.85
12/31/2015		11,122	1,117	0.18	10	(15.00)	‡	2.46	10	(11.37)		0.85
12/31/2014	+	3,468	307	0.00	11	4.70	‡	2.00	11	12.03	‡	0.85
JNL/S&P Mid 3 Fund - Class I
12/31/2018	+	—	—	0.00	11	(13.33)	‡	0.45	11	(13.33)	‡	0.45
JNL/S&P Total Yield Fund - Class A
12/31/2018		31,286	1,734	1.23	16	(13.62)		2.81	21	(11.15)		0.00
12/31/2017		38,778	1,885	2.12	18	7.95		2.81	24	11.36	‡	0.00
12/31/2016		40,780	2,175	1.92	17	9.51		2.81	20	11.67		0.85
12/31/2015		30,621	1,816	1.34	15	(10.28)		2.81	18	(8.51)		0.85
12/31/2014		33,313	1,800	0.99	17	12.68		2.81	19	7.26	‡	0.85
JNL/S&P Total Yield Fund - Class I
12/31/2018	+	3	0	0.00	22	(10.07)	‡	0.45	22	(10.07)	‡	0.45
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2018		4,023	415	0.00	10	(1.43)		1.25	10	(0.19)		0.00
12/31/2017		4,441	453	0.80	10	0.42		1.25	10	1.58	‡	0.00
12/31/2016		4,548	467	0.77	10	3.24		1.25	10	3.65		0.85
12/31/2015		3,733	397	0.00	9	(1.76)		1.25	9	(1.36)		0.85
12/31/2014	+	1,767	185	0.00	10	(3.96)	‡	1.25	10	(1.11)	‡	0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2018		163,494	11,418	0.65	13	(2.05)		2.46	15	0.40		0.00
12/31/2017		112,575	7,784	0.84	14	4.42	‡	2.46	15	13.45	‡	0.00
12/31/2016		39,493	3,079	0.30	13	6.43		1.25	13	6.86		0.85
12/31/2015		15,980	1,330	0.03	12	3.21		1.25	12	3.62		0.85
12/31/2014		3,540	305	1.16	12	10.34		1.25	12	10.78		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/S&P Managed Moderate Growth Fund - Class I - April 30, 2018; JNL/S&P Mid 3 Fund - Class A - April 28, 2014; JNL/S&P Mid 3 Fund - Class I - April 30, 2018; JNL/S&P Total Yield Fund - Class I - April 30, 2018; JNL/Scout Unconstrained Bond Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2018	+	299	21	2.09	14	(0.39)	‡	0.45	14	(0.39)	‡	0.45
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2018		460,808	6,664	0.07	38	(5.31)		4.00	98	(1.42)		0.00
12/31/2017		439,673	6,222	0.06	40	28.40		4.00	100	28.51	‡	0.00
12/31/2016		268,609	5,041	0.00	31	(2.54)		4.00	62	0.57		0.85
12/31/2015		259,476	4,907	0.00	32	6.36		4.00	62	9.76		0.85
12/31/2014		168,167	3,516	0.00	30	4.45		4.00	56	7.79		0.85
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2018	+	465	5	0.56	88	(13.41)	‡	0.65	94	(11.61)	‡	0.40
JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A
12/31/2018		23,668	2,248	0.00	10	(8.14)		1.25	11	(6.98)		0.00
12/31/2017		8,765	766	0.00	11	14.12		1.25	12	14.11	‡	0.00
12/31/2016		8,039	804	0.00	10	1.83		1.25	10	2.24		0.85
12/31/2015		7,804	796	0.00	10	(5.77)		1.25	10	(6.95)	‡	0.85
12/31/2014	+	680	66	0.00	10	0.21	‡	1.25	10	2.60	‡	1.00
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2018		301,096	2,996	0.00	39	(8.53)	‡	5.50	134	(2.75)		0.30
12/31/2017		286,478	2,753	0.00	60	19.60		4.00	138	21.26	‡	0.30
12/31/2016		206,574	2,450	0.00	50	1.93		4.00	94	4.92		1.10
12/31/2015		199,716	2,485	0.00	49	2.29		4.00	89	5.30		1.10
12/31/2014		162,598	2,134	0.15	48	8.40		4.00	85	11.59		1.10
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2018	+	221	2	0.00	130	(13.78)	‡	0.65	138	(9.88)	‡	0.40
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2018		82,471	8,064	1.53	9	(1.71)		2.81	12	1.10		0.00
12/31/2017		63,060	6,143	1.46	9	(1.65)		2.81	12	1.04	‡	0.00
12/31/2016		62,320	6,082	1.28	9	(1.37)		2.81	11	0.57		0.85
12/31/2015		58,280	5,700	1.03	9	(2.46)		2.81	11	(0.53)		0.85
12/31/2014		47,459	4,599	1.15	9	(2.36)		2.81	11	(0.42)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - April 30, 2018; JNL/T. Rowe Price Established Growth Fund - Class I - April 30, 2018; JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A - April 28, 2014; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2018	+	62	5	5.34	13	1.30	‡	0.45	13	1.30	‡	0.45
JNL/T. Rowe Price Value Fund - Class A
12/31/2018		143,682	5,263	1.19	19	(12.79)		3.60	36	(9.58)		0.00
12/31/2017		159,465	5,215	1.63	21	14.52		3.60	40	17.80	‡	0.00
12/31/2016		123,667	4,742	1.91	19	6.94		3.60	29	9.91		0.85
12/31/2015		103,769	4,354	0.83	17	(5.31)		3.60	27	(2.67)		0.85
12/31/2014		98,722	4,005	0.83	18	9.25		3.60	27	12.29		0.85
JNL/T. Rowe Price Value Fund - Class I
12/31/2018	+	181	5	3.80	33	(11.41)	‡	0.65	38	(7.70)	‡	0.45
JNL/The Boston Company Equity Income Fund - Class A
12/31/2018		14,742	793	1.08	17	(13.71)	‡	2.00	20	(9.61)		0.00
12/31/2017		16,389	785	1.53	20	6.05	‡	1.91	22	14.91	‡	0.00
12/31/2016		14,423	790	1.01	18	17.08		1.25	18	17.55		0.85
12/31/2015		12,552	807	0.89	15	(2.94)		1.25	16	1.98	‡	0.85
12/31/2014		4,351	272	0.08	16	9.69		1.25	16	9.97		1.00
JNL/The Boston Company Equity Income Fund - Class I
12/31/2018	+	10	1	3.08	15	(8.26)	‡	0.45	15	(8.26)	‡	0.45
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2018		1,638	123	0.07	13	(13.93)	‡	1.65	14	(8.35)		0.00
12/31/2017		1,779	121	0.71	15	15.92		1.25	15	16.84	‡	0.00
12/31/2016		1,404	111	0.64	13	15.21		1.25	13	13.44	‡	0.85
12/31/2015		861	79	0.21	11	(2.64)		1.25	11	(2.40)		1.00
12/31/2014		624	56	0.03	11	2.23		1.25	11	2.49		1.00
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2018	+	—	—	0.00	14	(6.44)	‡	0.45	14	(6.44)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - April 30, 2018; JNL/T. Rowe Price Value Fund - Class I - April 30, 2018; JNL/The Boston Company Equity Income Fund - Class I - April 30, 2018; JNL/The London Company Focused U.S. Equity Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/VanEck International Gold Fund - Class A
12/31/2018		3,575	802	5.83	4	(16.52)		1.25	5	(15.47)		0.00
12/31/2017		3,803	714	4.54	5	12.00		1.25	6	0.37	‡	0.00
12/31/2016		3,051	644	0.68	5	51.16		1.25	5	51.76		0.85
12/31/2015		1,398	447	3.67	3	(27.51)		1.25	3	(27.22)		0.85
12/31/2014		1,326	308	0.30	4	(7.30)		1.25	4	(6.92)		0.85
JNL/Vanguard Capital Growth Fund - Class A
12/31/2018		27,874	2,661	0.00	10	(4.16)		2.46	11	(1.75)		0.00
12/31/2017	+	5,202	481	0.00	11	0.79	‡	2.46	11	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2018	+	24	2	0.00	11	(1.14)	‡	0.65	11	(2.94)	‡	0.45
JNL/Vanguard Equity Income Fund - Class A
12/31/2018		16,564	1,691	0.00	10	(8.62)		2.32	10	(6.47)		0.00
12/31/2017	+	4,693	442	0.00	11	4.09	‡	2.32	11	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2018	+	340	34	0.00	10	(3.06)	‡	0.90	10	(3.76)	‡	0.45
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2018		6,882	692	0.00	10	(1.16)		2.05	10	0.90		0.00
12/31/2017	+	2,032	203	0.00	10	(0.01)	‡	2.05	10	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2018	+	83	8	0.00	10	1.17	‡	0.65	10	1.80	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - April 30, 2018; JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - April 30, 2018; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2018		10,093	1,062	0.00	9	(10.33)	‡	2.32	10	(7.91)		0.00
12/31/2017	+	1,600	153	0.00	10	1.77	‡	2.00	10	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2018	+	312	32	0.00	10	(9.83)	‡	0.65	10	(7.71)	‡	0.45
JNL/Vanguard International Fund - Class A
12/31/2018		31,842	3,559	0.00	9	(18.04)	‡	2.32	9	(13.15)		0.00
12/31/2017	+	5,081	486	0.00	10	2.46	‡	2.17	10	4.87	‡	0.00
JNL/Vanguard International Fund - Class I
12/31/2018	+	134	15	0.00	9	(3.07)	‡	0.90	9	(15.65)	‡	0.45
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2018		17,530	1,994	0.00	9	(17.10)		2.46	9	(15.02)		0.00
12/31/2017	+	3,427	326	0.00	10	2.51	‡	2.46	10	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2018	+	176	20	0.00	9	(1.88)	‡	0.65	9	(13.30)	‡	0.40
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2018		12,224	1,275	0.00	10	(6.56)		2.07	10	(4.59)		0.00
12/31/2017	+	4,460	438	0.00	10	0.80	‡	2.07	10	2.30	‡	0.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard International Fund - Class A - September 25, 2017; JNL/Vanguard International Fund - Class I - April 30, 2018; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - April 30, 2018; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2018	+	—	—	0.00	10	(3.26)	‡	0.45	10	(3.26)	‡	0.45
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2018		16,358	1,716	0.00	9	(8.39)		2.07	10	(6.46)		0.00
12/31/2017	+	3,817	369	0.00	10	1.38	‡	2.07	10	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2018	+	—	—	0.00	10	(5.63)	‡	0.45	10	(5.63)	‡	0.45
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2018		17,664	1,810	0.00	10	(9.72)	‡	2.32	10	(7.82)		0.00
12/31/2017	+	3,801	354	0.00	11	2.49	‡	2.16	11	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2018	+	118	12	0.00	10	(8.25)	‡	0.65	10	(16.82)	‡	0.40
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2018		28,919	2,914	0.00	10	(8.09)		2.46	10	(5.79)		0.00
12/31/2017	+	4,836	452	0.00	11	0.80	‡	2.46	11	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2018	+	304	30	0.00	10	(8.86)	‡	0.65	10	(5.52)	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/Vanguard Moderate ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - April 30, 2018; JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - April 30, 2018; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WCM Focused International Equity Fund - Class A
12/31/2018		4,900	388	0.00	12	(4.49)	‡	1.91	13	(7.85)		0.00
12/31/2017		2,249	161	0.35	14	30.02		1.25	15	27.48	‡	0.00
12/31/2016		1,160	109	0.09	11	(1.12)		1.25	11	(0.73)		0.85
12/31/2015		779	72	0.03	11	4.47		1.25	11	4.89		0.85
12/31/2014		486	47	0.00	10	(2.17)		1.25	10	(1.46)	‡	0.85
JNL/WCM Focused International Equity Fund - Class I
12/31/2018	+	—	—	0.00	13	(8.85)	‡	0.45	13	(8.85)	‡	0.45
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2018		1,834	178	0.00	10	(0.30)	‡	1.95	11	4.94		0.00
12/31/2017		349	35	3.20	10	4.26		1.25	10	4.92	‡	0.00
12/31/2016		155	16	0.16	10	1.38		1.25	10	1.64		1.00
12/31/2015	+	33	4	0.00	9	(6.10)	‡	1.25	9	(5.93)	‡	1.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2018	+	1	0	0.00	10	4.07	‡	0.45	10	4.07	‡	0.45
JNL/WMC Balanced Fund - Class A
12/31/2018		406,144	8,938	1.66	29	(6.56)		3.30	63	(3.41)		0.00
12/31/2017		398,490	8,367	1.43	31	8.85		3.30	66	11.83	‡	0.00
12/31/2016		319,121	7,473	1.39	29	7.23		3.30	49	9.88		0.85
12/31/2015		228,923	5,904	1.17	27	(4.14)		3.30	44	(1.76)		0.85
12/31/2014		214,173	5,422	1.34	28	6.30		3.30	45	8.93		0.85
JNL/WMC Balanced Fund - Class I
12/31/2018	+	634	10	0.00	57	(0.64)	‡	0.65	66	(1.86)	‡	0.45
JNL/WMC Government Money Market Fund - Class A
12/31/2018		69,399	5,905	1.12	8	(1.93)		3.06	16	1.13		0.00
12/31/2017		67,399	5,724	0.12	8	(2.88)		3.06	16	0.13	‡	0.00
12/31/2016		76,889	6,479	0.00	8	(3.00)		3.06	13	(0.84)		0.85
12/31/2015		70,791	5,888	0.00	9	(3.01)		3.06	14	(0.85)		0.85
12/31/2014		67,667	5,497	0.00	9	(3.01)		3.06	14	(0.84)		0.85

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WCM Focused International Equity Fund - Class I - April 30, 2018; JNL/Westchester Capital Event Driven Fund - Class A - April 27, 2015; JNL/Westchester Capital Event Driven Fund - Class I - April 30, 2018; JNL/WMC Balanced Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/WMC Government Money Market Fund - Class I
12/31/2018	+	21	1	1.93	17	0.92	‡	0.45	17	0.92	‡	0.45
JNL/WMC Value Fund - Class A
12/31/2018		49,687	1,496	1.80	24	(13.50)		3.62	40	(10.57)		0.30
12/31/2017		55,522	1,482	1.69	27	11.12		3.62	45	14.47	‡	0.30
12/31/2016		49,470	1,502	1.08	25	9.40		3.62	35	12.19		1.10
12/31/2015		44,306	1,505	1.49	22	(6.57)		3.62	31	(4.18)		1.10
12/31/2014		44,081	1,429	1.45	24	7.37		3.62	33	10.11		1.10
JNL/WMC Value Fund - Class I
12/31/2018	+	—	—	0.00	44	(8.61)	‡	0.45	44	(8.61)	‡	0.45
JNL Interest Rate Opportunities Fund - Class A
12/31/2018	#	—	—	0.00	10	(1.03)		1.25	10	(0.27)		0.00
12/31/2017		3,403	344	0.00	10	2.87		1.25	10	3.94	‡	0.00
12/31/2016		3,610	376	0.00	10	3.27		1.25	10	3.53		1.00
12/31/2015		3,609	389	0.95	9	(5.10)		1.25	9	(4.86)		1.00
12/31/2014		3,670	376	1.59	10	(0.20)		1.25	10	0.05		1.00
JNL Real Assets Fund - Class A
12/31/2018	#	—	—	0.00	10	(1.65)		1.25	10	(0.89)		0.00
12/31/2017		488	50	0.00	10	4.95		1.25	10	4.35	‡	0.00
12/31/2016		440	47	0.00	9	11.26		1.25	9	11.53		1.00
12/31/2015		622	74	0.82	8	(12.60)		1.25	8	(12.38)		1.00
12/31/2014		370	39	1.01	10	(2.88)		1.25	10	(2.63)		1.00
JNL/Invesco Mid Cap Value Fund - Class A
12/31/2018	#	—	—	0.42	20	3.61		3.62	40	5.74		0.30
12/31/2017		32,810	1,103	1.25	20	5.85		3.62	38	8.88	‡	0.30
12/31/2016		29,082	1,060	0.44	19	11.28		3.62	30	14.11		1.10
12/31/2015		24,976	1,038	0.35	17	(12.31)		3.62	26	(10.07)		1.10
12/31/2014		25,894	966	0.21	19	5.37		3.62	29	8.06		1.10
JNL/Invesco Mid Cap Value Fund - Class I
12/31/2018	+ §	—	—	0.00	44	2.08	‡	0.45	44	2.08	‡	0.45

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/WMC Government Money Market Fund - Class I - April 30, 2018; JNL/WMC Value Fund - Class I - April 30, 2018; JNL/Invesco Mid Cap Value Fund - Class I - April 30, 2018.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized for periods less than 1 year.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

‡
Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

§
The period is from April 30, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018. For periods less than one year, ratios have not been annualized.

JNLNY Separate Account I
Financial Highlights
December 31, 2018

		Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
		Net Assets	Units Outstanding	Investment Income		Total		Ratio of		Total		Ratio of
Year ended		(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Unit Value($)	Return(%)†		Expenses(%)^	Unit Value($)	Return(%)†		Expenses(%)^
JNL/MMRS Conservative Fund - Class A
12/31/2018	#	—	—	0.00	11	0.63		1.25	12	1.40		0.00
12/31/2017		19,664	1,731	0.00	11	9.42		1.25	12	9.76	‡	0.00
12/31/2016		18,985	1,832	0.00	10	2.71		1.25	10	(1.80)	‡	0.85
12/31/2015		19,204	1,907	0.00	10	(3.50)		1.25	10	(3.26)		1.00
12/31/2014	+	1,848	178	0.00	10	3.05	‡	1.25	10	3.10	‡	1.00
JNL/MMRS Growth Fund - Class A
12/31/2018	#	—	—	0.00	12	2.27		1.25	13	3.06		0.00
12/31/2017		1,721	146	0.00	12	19.86		1.25	12	19.13	‡	0.00
12/31/2016		1,395	142	0.00	10	1.37		1.25	10	1.62		1.00
12/31/2015		1,231	127	0.00	10	(6.82)		1.25	10	(6.59)		1.00
12/31/2014	+	168	16	0.00	10	(0.37)	‡	1.25	10	1.45	‡	1.00

+
The mutual fund's shares, as applicable, became available as followed for investment by the Investment Division: JNL/MMRS Conservative Fund - Class A - April 28, 2014; JNL/MMRS Growth Fund - Class A - April 28, 2014.

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. For periods less than one year, ratios have not been annualized.

†
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Investment Divisions with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account.

^
Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

¥		Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#
The period is from January 1, 2018 through August 13, 2018 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of August 10, 2018.

‡
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

NOTE 1. Organization
Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997. The Separate Account commenced operations on November 27, 1998, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services - Investment Companies.
The Separate Account is a separate investment account of Jackson, its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.
The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred ten (310) Investment Divisions during 2018, but currently contains three-hundred four (304) Investment Divisions as of December 31, 2018. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2018:

Jackson Variable Series Trust
JNL Conservative Allocation Fund Class A and Class I(1)
JNL Institutional Alt 100 Fund Class A(1)
JNL Interest Rate Opportunities Fund Class A(1)
JNL iShares Tactical Growth Fund Class A and Class I
JNL iShares Tactical Moderate Fund Class A and Class I
JNL iShares Tactical Moderate Growth Fund Class A and Class I
JNL Moderate Allocation Fund Class A and Class I(1)
JNL Real Assets Fund Class A(1)
JNL/American Funds Global Growth Fund Class A and Class I
JNL/American Funds Growth Fund Class A and Class I
JNL/AQR Risk Parity Fund Class A
JNL/BlackRock Global Long Short Credit Fund Class A
JNL/DFA U.S. Small Cap Fund Class A and Class I
JNL/DoubleLine Total Return Fund Class A and Class I

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Class A and Class I
JNL/Epoch Global Shareholder Yield Fund Class A and Class I
JNL/FAMCO Flex Core Covered Call Fund Class A and Class I
JNL/Lazard International Strategic Equity Fund Class A and Class I
JNL/Neuberger Berman Currency Fund Class A and Class I
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund Class A
JNL/Nicholas Convertible Arbitrage Fund Class A and Class I
JNL/PIMCO Investment Grade Corporate Bond Fund Class A and Class I
JNL/PPM America Long Short Credit Fund Class A and Class I
JNL/T. Rowe Price Capital Appreciation Fund Class A and Class I
JNL/The Boston Company Equity Income Fund Class A and Class I
JNL/The London Company Focused U.S. Equity Fund Class A and Class I
JNL/VanEck International Gold Fund Class A
JNL/WCM Focused International Equity Fund Class A and Class I

JNL® Series Trust
JNL Aggressive Growth Allocation Fund Class A and Class I(1)
JNL Growth Allocation Fund Class A and Class I(1)
JNL Institutional Alt 25 Fund Class A and Class I(1)
JNL Institutional Alt 50 Fund Class A and Class I(1)
JNL Moderate Growth Allocation Fund Class A and Class I(1)
JNL Multi-Manager Alternative Fund Class A
JNL Multi-Manager International Small Cap Fund Class A and Class I
JNL Multi-Manager Mid Cap Fund Class A and Class I
JNL Multi-Manager Small Cap Growth Fund Class A and Class I
JNL Multi-Manager Small Cap Value Fund Class A and Class I
JNL S&P 500 Index Fund Class I
JNL/AB Dynamic Asset Allocation Fund Class A
JNL/American Funds Balanced Fund Class A and Class I
JNL/American Funds Blue Chip Income and Growth Fund Class A and Class I
JNL/American Funds Capital Income Builder Fund Class A and Class I
JNL/American Funds Global Bond Fund Class A and Class I
JNL/American Funds Global Small Capitalization Fund Class A and Class I
JNL/American Funds Growth Allocation Fund Class A and Class I(1)
JNL/American Funds Growth-Income Fund Class A and Class I
JNL/American Funds International Fund Class A and Class I
JNL/American Funds Moderate Growth Allocation Fund Class A and Class I(1)
JNL/American Funds New World Fund Class A and Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund Class A and Class I
JNL/AQR Managed Futures Strategy Fund Class A
JNL/BlackRock Global Allocation Fund Class A and Class I
JNL/BlackRock Global Natural Resources Fund Class A and Class I
JNL/BlackRock Large Cap Select Growth Fund Class A and Class I

JNL/MC Emerging Markets Index Fund Class A and Class I
JNL/MC European 30 Fund Class A and Class I
JNL/MC Index 5 Fund Class A and Class I(1)
JNL/MC Industrials Sector Fund Class A and Class I
JNL/MC International Index Fund Class A and Class I
JNL/MC Materials Sector Fund Class A and Class I
JNL/MC MSCI KLD 400 Social Index Fund Class A and Class I
JNL/MC Pacific Rim 30 Fund Class A and Class I
JNL/MC Real Estate Sector Fund Class A and Class I
JNL/MC S&P 1500 Growth Index Fund Class A and Class I
JNL/MC S&P 1500 Value Index Fund Class A and Class I
JNL/MC S&P 400 MidCap Index Fund Class A and Class I
JNL/MC S&P 500 Index Fund Class A
JNL/MC Small Cap Index Fund Class A and Class I
JNL/MC Utilities Sector Fund Class A and Class I
JNL/Morningstar Wide Moat Index Fund Class A and Class I
JNL/MFS Mid Cap Value Fund Class A and Class I
JNL/MMRS Conservative Fund Class A
JNL/MMRS Growth Fund Class A
JNL/Neuberger Berman Strategic Income Fund Class A and Class I
JNL/Oppenheimer Emerging Markets Innovator Fund Class A
JNL/Oppenheimer Global Growth Fund Class A and Class I
JNL/PIMCO Income Fund Class A and Class I
JNL/PIMCO Real Return Fund Class A and Class I
JNL/PPM America Floating Rate Income Fund Class A and Class I
JNL/PPM America High Yield Bond Fund Class A and Class I
JNL/PPM America Mid Cap Value Fund Class A and Class I

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

JNL® Series Trust
JNL/Boston Partners Global Long Short Equity Fund Class A and Class I
JNL/Causeway International Value Select Fund Class A and Class I
JNL/ClearBridge Large Cap Growth Fund Class A and Class I
JNL/Crescent High Income Fund Class A and Class I
JNL/DFA Growth Allocation Fund Class A and Class I(1)
JNL/DFA Moderate Growth Allocation Fund Class A and Class I(1)
JNL/DFA U.S. Core Equity Fund Class A and Class I
JNL/DoubleLine Core Fixed Income Fund Class A and Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund Class A and Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund Class A and Class I
JNL/First State Global Infrastructure Fund Class A and Class I
JNL/FPA + DoubleLine Flexible Allocation Fund Class A and Class I
JNL/Franklin Templeton Founding Strategy Fund Class A and Class I(1)
JNL/Franklin Templeton Global Fund Class A and Class I
JNL/Franklin Templeton Global Multisector Bond Fund Class A and Class I
JNL/Franklin Templeton Income Fund Class A and Class I
JNL/Franklin Templeton International Small Cap Fund Class A and Class I
JNL/Franklin Templeton Mutual Shares Fund Class A and Class I
JNL/Goldman Sachs Core Plus Bond Fund Class A and Class I
JNL/Goldman Sachs Emerging Markets Debt Fund Class A
JNL/GQG Emerging Markets Equity Fund Class A and Class I
JNL/Harris Oakmark Global Equity Fund Class A and Class I
JNL/Heitman U.S. Focused Real Estate Fund Class A and Class I
JNL/Invesco China-India Fund Class A and Class I
JNL/Invesco Diversified Dividend Fund Class A and Class I
JNL/Invesco Global Real Estate Fund Class A and Class I
JNL/Invesco International Growth Fund Class A and Class I
JNL/Invesco Mid Cap Value Fund Class A and Class I
JNL/Invesco Small Cap Growth Fund Class A and Class I
JNL/JPMorgan Hedged Equity Fund Class A and Class I
JNL/JPMorgan MidCap Growth Fund Class A and Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class I
JNL/Lazard Emerging Markets Fund Class A and Class I
JNL/Loomis Sayles Global Growth Fund Class A
JNL/MC 10 x 10 Fund Class A and Class I(1)
JNL/MC Bond Index Fund Class A and Class I
JNL/MC Consumer Staples Sector Fund Class A and Class I

JNL/PPM America Small Cap Value Fund Class A and Class I
JNL/PPM America Total Return Fund Class A and Class I
JNL/PPM America Value Equity Fund Class A and Class I
JNL/S&P 4 Fund Class A and Class I(1)
JNL/S&P Competitive Advantage Fund Class A and Class I
JNL/S&P Dividend Income & Growth Fund Class A and Class I
JNL/S&P International 5 Fund Class A and Class I
JNL/S&P Intrinsic Value Fund Class A and Class I
JNL/S&P Managed Aggressive Growth Fund Class A and Class I
JNL/S&P Managed Conservative Fund Class A and Class I
JNL/S&P Managed Growth Fund Class A and Class I
JNL/S&P Managed Moderate Fund Class A and Class I
JNL/S&P Managed Moderate Growth Fund Class A and Class I
JNL/S&P Mid 3 Fund Class A and Class I
JNL/S&P Total Yield Fund Class A and Class I
JNL/Scout Unconstrained Bond Fund Class A
JNL/T. Rowe Price Established Growth Fund Class A and Class I
JNL/T. Rowe Price Managed Volatility Balanced Fund Class A
JNL/T. Rowe Price Mid-Cap Growth Fund Class A and Class I
JNL/T. Rowe Price Short-Term Bond Fund Class A and Class I
JNL/T. Rowe Price Value Fund Class A and Class I
JNL/Vanguard Capital Growth Fund Class A and Class I
JNL/Vanguard Equity Income Fund Class A and Class I
JNL/Vanguard Global Bond Market Index Fund Class A and Class I(1)
JNL/Vanguard Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard International Fund Class A and Class I
JNL/Vanguard International Stock Market Index Fund Class A and Class I(1)
JNL/Vanguard Moderate ETF Allocation Fund Class A and Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund Class A and Class I
JNL/Vanguard Small Company Growth Fund Class A and Class I
JNL/Vanguard U.S. Stock Market Index Fund Class A and Class I(1)
JNL/Westchester Capital Event Driven Fund Class A and Class I
JNL/WMC Balanced Fund Class A and Class I
JNL/WMC Government Money Market Fund Class A and Class I
JNL/WMC Value Fund Class A and Class I

JNL Variable Fund LLC
JNL/MC Consumer Discretionary Sector Fund Class A and Class I
JNL/MC DowSM Index Fund Class A and Class I
JNL/MC Energy Sector Fund Class A and Class I
JNL/MC Financial Sector Fund Class A and Class I
JNL/MC Healthcare Sector Fund Class A and Class I
JNL/MC Information Technology Sector Fund Class A and Class I

JNL/MC JNL 5 Fund Class A and Class I
JNL/MC MSCI World Index Fund Class A and Class I
JNL/MC Nasdaq 100 Index Fund Class A and Class I
JNL/MC S&P SMid 60 Fund Class A and Class I
JNL/MC Telecommunications Sector Fund Class A and Class I

(1) The Fund is a Fund of Fund advised by JNAM, an affiliate of Jackson and has no sub-adviser.
Jackson National Asset Management, LLC (“JNAM”) serves as investment adviser for the Funds comprising the Jackson Variable Series Trust, JNL Series Trust and JNL Variable Fund LLC. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.
The following Funds are sub-advised by an affiliate of Jackson during the year: JNL/PPM America Long Short Credit Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.
During the year ended December 31, 2018, the following Funds changed names effective August 13, 2018:

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Moderate Fund	JNL iShares Tactical Moderate Fund	Naming Convention Update

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

Prior Fund Name	Current Fund Name	Reason For Change
JNL Tactical ETF Growth Fund	JNL iShares Tactical Growth Fund	Naming Convention Update
JNL Tactical ETF Moderate Growth Fund	JNL iShares Tactical Moderate Growth Fund	Naming Convention Update
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/First State Global Infrastructure Fund	Sub-Adviser Replacement
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund	Naming Convention Update
JNL/MMRS Moderate Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	Investment Strategy
JNL/PIMCO Credit Income Fund	JNL/PIMCO Investment Grade Corporate Bond Fund	Naming Convention Update
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	Naming Convention Update
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	Naming Convention Update

During the year ended December 31, 2018, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2018.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Interest Rate Opportunities Fund	JNL Conservative Allocation Fund	August 13, 2018
JNL Real Assets Fund	JNL/PIMCO Real Return Fund	August 13, 2018
JNL/Invesco Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	August 13, 2018
JNL/MMRS Conservative Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018
JNL/MMRS Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	August 13, 2018

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.
JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.
Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which represent fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2018, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable Underlying Fund. Investments in the Underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.
NOTE 3. Contract Charges
Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.
Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:
Contract Maintenance Charge. An annual contract maintenance charge of $30 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.
Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.
Surrender or Contingent Deferred Sales Charge. During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:
Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.30% to 0.90%, depending on the contract, of the Guaranteed Minimum Income Benefit (“GMIB”) base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 3.00%, depending on the contract of the Guaranteed Withdrawal Balance (“GWB”). The charge will be deducted each calendar quarter from the contract value by redemption of contract units.
Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 1.44%, depending on the contract of the Death Benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.
Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:
Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.05% - 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.
Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.30% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.
Optional Benefit Charges. The following contract owner charges are optional benefit charges:

JNLNY Separate Account I
Notes to Financial Statements
December 31, 2018

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.
Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.
Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.
Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0%. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions
For contract enhancement benefits related to the optional benefits offered, Jackson contributed $33,405 and $118,654 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments from contract transactions.
Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders and terminations, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events
Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.
Abbreviations
MC - Mellon Capital

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the JNLNY Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Jackson National Life Insurance Company's Separate Accounts since 1999.
Columbus, Ohio
March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix

Statements of assets and liabilities as of December 31, 2018, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

JNL/DFA U.S. Core Equity Fund - Class A
JNL Aggressive Growth Allocation Fund - Class A
JNL Conservative Allocation Fund - Class A
JNL Growth Allocation Fund - Class A
JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 50 Fund - Class A
JNL Moderate Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class A
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A
JNL iShares Tactical Growth Fund - Class A (1)
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class A (1)
JNL/AB Dynamic Asset Allocation Fund - Class A
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Global Bond Fund - Class A
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds International Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds New World Fund - Class A

JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/AQR Risk Parity Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Long Short Credit Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/First State Global Infrastructure Fund - Class A (1)
JNL/Causeway International Value Select Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Total Return Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Epoch Global Shareholder Yield Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/Franklin Templeton Founding Strategy Fund - Class A
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A (1)

2

JNL/Franklin Templeton Mutual Shares Fund - Class A
JNL/Goldman Sachs Core Plus Bond Fund - Class A
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco International Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A
JNL/JPMorgan MidCap Growth Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/Lazard Emerging Markets Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class A
JNL/MC 10 x 10 Fund - Class A
JNL/MC Bond Index Fund - Class A
JNL/MC Consumer Discretionary Sector Fund - Class A
JNL/MC Emerging Markets Index Fund - Class A
JNL/MC Energy Sector Fund - Class A
JNL/MC European 30 Fund - Class A
JNL/MC Financial Sector Fund - Class A
JNL/MC Healthcare Sector Fund - Class A
JNL/MC Index 5 Fund - Class A
JNL/MC Information Technology Sector Fund - Class A
JNL/MC International Index Fund - Class A
JNL/MC JNL 5 Fund - Class A
JNL/MC Nasdaq 100 Index Fund - Class A
JNL/MC Pacific Rim 30 Fund - Class A
JNL/MC S&P 400 MidCap Index Fund - Class A
JNL/MC S&P 500 Index Fund - Class A
JNL/MC S&P SMid 60 Fund - Class A
JNL/MC Small Cap Index Fund - Class A
JNL/MC Telecommunications Sector Fund - Class A
JNL/MC Utilities Sector Fund - Class A
JNL/MFS Mid Cap Value Fund - Class A

JNL/T. Rowe Price Managed Volatility Balanced Fund - Class A (1)
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/Oppenheimer Global Growth Fund - Class A
JNL/PIMCO Investment Grade Corporate Bond Fund - Class A (1)
JNL/PIMCO Real Return Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America Long Short Credit Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Value Equity Fund - Class A
JNL/S&P 4 Fund - Class A
JNL/S&P Competitive Advantage Fund - Class A
JNL/S&P Dividend Income & Growth Fund - Class A
JNL/S&P International 5 Fund - Class A
JNL/S&P Intrinsic Value Fund - Class A
JNL/S&P Managed Aggressive Growth Fund - Class A
JNL/S&P Managed Conservative Fund - Class A
JNL/S&P Managed Growth Fund - Class A
JNL/S&P Managed Moderate Fund - Class A
JNL/S&P Managed Moderate Growth Fund - Class A
JNL/S&P Mid 3 Fund - Class A JNL/S&P Total Yield Fund - Class A
JNL/Scout Unconstrained Bond Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class A

3

JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Value Fund - Class A
JNL/The Boston Company Equity Income Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/VanEck International Gold Fund - Class A

JNL/WCM Focused International Equity Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class A
JNL/WMC Balanced Fund - Class A
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Value Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL/Crescent High Income Fund - Class A
JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from April 30, 2018 (inception) to December 31, 2018.

JNL/DFA U.S. Core Equity Fund - Class I
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class I
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class I
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I
JNL iShares Tactical Growth Fund - Class I (1)
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class I (1)
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Global Bond Fund - Class I
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I

JNL/American Funds Growth Fund - Class I
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/First State Global Infrastructure Fund - Class I (1)
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I

4

JNL/Epoch Global Shareholder Yield Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Founding Strategy Fund - Class I
JNL/Franklin Templeton Global Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class I (1)
JNL/Franklin Templeton Mutual Shares Fund - Class I
JNL/Goldman Sachs Core Plus Bond Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard Emerging Markets Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class I
JNL/MC Bond Index Fund - Class I
JNL/MC Consumer Discretionary Sector Fund - Class I
JNL/MC Emerging Markets Index Fund - Class I
JNL/MC Energy Sector Fund - Class I
JNL/MC Financial Sector Fund - Class I
JNL/MC Healthcare Sector Fund - Class I
JNL/MC Information Technology Sector Fund - Class I
JNL/MC International Index Fund - Class I
JNL/MC JNL 5 Fund - Class I
JNL/MC Nasdaq 100 Index Fund - Class I
JNL/MC S&P 400 MidCap Index Fund - Class I
JNL/MC S&P SMid 60 Fund - Class I
JNL/MC Small Cap Index Fund - Class I
JNL/MC Telecommunications Sector Fund - Class I

JNL/MC Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class I
JNL/Neuberger Berman Currency Fund - Class I
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Global Growth Fund - Class I
JNL/PIMCO Investment Grade Corporate Bond Fund - Class I (1)
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Long Short Credit Fund - Class I
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Value Equity Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/S&P 4 Fund - Class I
JNL/S&P Competitive Advantage Fund - Class I
JNL/S&P Dividend Income & Growth Fund - Class I
JNL/S&P International 5 Fund - Class I
JNL/S&P Intrinsic Value Fund - Class I
JNL/S&P Managed Aggressive Growth Fund - Class I
JNL/S&P Managed Conservative Fund - Class I
JNL/S&P Managed Growth Fund - Class I
JNL/S&P Managed Moderate Fund - Class I
JNL/S&P Managed Moderate Growth Fund - Class I
JNL/S&P Mid 3 Fund - Class I
JNL/S&P Total Yield Fund - Class I
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class I

5

JNL/T. Rowe Price Value Fund - Class I
JNL/The Boston Company Equity Income Fund - Class I
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I
JNL/Crescent High Income Fund - Class I
JNL/PPM America Total Return Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/MC DowSM Index Fund - Class I
JNL/MC MSCI KLD 400 Social Index Fund - Class I
JNL/MC MSCI World Index Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class I

JNL/Invesco Diversified Dividend Fund - Class I
JNL/MC Consumer Staples Sector Fund - Class I
JNL/MC Industrials Sector Fund - Class I
JNL/MC Materials Sector Fund - Class I
JNL/MC Real Estate Sector Fund - Class I
JNL/MC S&P 1500 Growth Index Fund - Class I
JNL/MC S&P 1500 Value Index Fund - Class I
JNL/PIMCO Income Fund - Class I
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class I (1)
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class I (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I (1)
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class I

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the period from August 13, 2018 (inception) to December 31, 2018.

JNL/American Funds Capital Income Builder Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A

JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Invesco China-India Fund - Class I
JNL/MC European 30 Fund - Class I
JNL MC Pacific Rim 30 Fund - Class I
JNL/MC 10 x 10 Fund - Class I
JNL/MC Index 5 Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class I

6

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from April 24, 2017 (inception) to December 31, 2017.

JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/MC DowSM Index Fund - Class A

JNL/MC MSCI KLD 400 Social Index Fund - Class A
JNL/MC MSCI World Index Fund - Class A

Statements of assets and liabilities as of December 31, 2018, and the related statements of operations and changes in net assets for the year ended December 31, 2018 and the statements of changes in net assets for the period from September 25, 2017 (inception) to December 31, 2017.

JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A
JNL/MC Consumer Staples Sector Fund - Class A
JNL/MC Industrials Sector Fund - Class A
JNL/MC Materials Sector Fund - Class A
JNL/MC Real Estate Sector Fund - Class A
JNL/MC S&P 1500 Growth Index Fund - Class A
JNL/MC S&P 1500 Value Index Fund - Class A
JNL/PIMCO Income Fund - Class A
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Equity Income Fund - Class A

JNL/Vanguard Global Bond Market Index Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class A (1)
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class A (1)
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A (1)
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class A

Statements of operations for the period from January 1, 2018 to August 13, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 13, 2018 (closure) and the statements of changes in net assets for the year ended December 31, 2017.

JNL/Invesco Mid Cap Value Fund - Class A
JNL/MMRS Conservative Fund - Class A
JNL/MMRS Growth Fund - Class A

JNL Real Assets Fund - Class A
JNL Interest Rate Opportunities Fund - Class A

Statement of operations and changes in net assets for the period from April 30, 2018 (inception) to August 13, 2018 (closure).

JNL/Invesco Mid Cap Value Fund - Class I

(1) See Note 1 to the financial statements for the former name of the Investment Division.

7

APPENDIX B

JACKSON

NATIONAL LIFE INSURANCE COMPANY
OF NEW YORK

Jackson National Life Insurance Company of New York

Financial Statements

December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm
To the Stockholder and Board of Directors
Jackson National Life Insurance Company of New York:

Opinion on the Financial Statements
We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2018 and 2017, the related statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company's auditor since 1999.

Columbus, Ohio
March 20, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2018	2017
Investments:
Available for sale debt securities, at fair value (amortized cost: 2018 $1,145,276; 2017 $1,112,968)	$1,125,943	$1,135,688
Equity securities, at fair value	93	444
Policy loans	301	286
Total investments	1,126,337	1,136,418
Cash and cash equivalents	140,230	132,594
Accrued investment income	9,376	9,116
Deferred acquisition costs	71,338	54,835
Deferred sales inducements	2,646	2,258
Reinsurance recoverable, net	1,604,816	1,564,597
Income taxes receivable from Parent	959	6,784
Deferred income taxes, net	45,355	42,654
Separate account assets	11,072,895	11,673,333
Total assets	$14,073,952	$14,622,589

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$312,482	$198,200
Other contract holder funds	1,695,581	1,744,695
Payable to Parent	300,252	306,328
Deferred gain on reinsurance	194,342	218,728
Other liabilities	30,737	40,658
Separate account liabilities	11,072,895	11,673,333
Total liabilities	13,606,289	14,181,942

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	187,924	187,924
Accumulated other comprehensive income, net of
tax benefit of $8,714 in 2018 and $3,015 in 2017	(2,336)	17,614
Retained earnings	280,075	233,109
Total stockholder's equity	467,663	440,647
Total liabilities and stockholder's equity	$14,073,952	$14,622,589

See accompanying Notes to Financial Statements

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Revenues
Fee income	$30,151	$27,145	$233,440
Premium	—	10	(116,928)
Net investment income	43,540	47,768	80,199
Net realized losses on investments:
Total other-than-temporary impairments	(12)	(151)	(2,440)
Portion of other-than-temporary impairments included in
other comprehensive income	(45)	126	142
Net other-than-temporary impairments	(57)	(25)	(2,298)
Other investment gains	42	27,058	13,214
Total net realized (losses) gains on investments	(15)	27,033	10,916
Commission and expense allowance on reinsurance ceded	143,896	129,015	278,398
Amortization (deferral) of gain on reinsurance	24,387	24,387	(242,833)
Total revenues	241,959	255,358	243,192
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	10,605	(1,561)	9,081
Interest credited on other contract holder funds, net of deferrals	17,809	19,438	40,743
Operating costs and other expenses, net of deferrals	156,313	141,351	72,685
Amortization of deferred acquisition and sales inducement costs	4,506	11,542	381,530
Total benefits and expenses	189,233	170,770	504,039
Pretax income (loss)	52,726	84,588	(260,847)
Income tax expense (benefit)	4,270	37,019	(112,630)
Net income (loss)	$48,456	$47,569	$(148,217)

See accompanying Notes to Financial Statements

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Net income (loss)	$48,456	$47,569	$(148,217)

Other comprehensive income (loss), net of tax:
Net unrealized (losses) gains on available for sale debt securities not other-than-temporarily impaired (net of tax (benefit) expense of: 2018 $(5,379); 2017 $1,990; 2016 $(287))	(20,233)	5,278	(531)

Net unrealized gains (losses) on other-than-temporarily impaired available for sale debt securities (net of tax expense (benefit) of: 2018 $9; 2017 $(39); 2016 $(42))	33	(73)	(79)

Reclassification adjustment for losses included in net income (net of tax benefit of: 2018 $329; 2017 $4,178; 2016 $1,435)	(1,240)	(7,758)	(2,665)
Total other comprehensive loss	(21,440)	(2,553)	(3,275)
Comprehensive income (loss)	$27,016	$45,016	$(151,492)

See accompanying Notes to Financial Statements

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Stockholder's Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2015	$2,000	$256,000	$23,442	$333,757	$615,199

Net loss	—	—	—	(148,217)	(148,217)
Change in unrealized investment gains
and losses, net of tax	—	—	(3,275)	—	(3,275)
Balances as of December 31, 2016	2,000	256,000	20,167	185,540	463,707

Net income	—	—	—	47,569	47,569
Return of capital	—	(68,076)	—	—	(68,076)
Change in unrealized investment gains
and losses, net of tax	—	—	(2,553)	—	(2,553)
Balances as of December 31, 2017	2,000	187,924	17,614	233,109	440,647

Net income	—	—	—	48,456	48,456
Change in unrealized investment gains
and losses, net of tax	—	—	(21,440)	—	(21,440)
Cumulative effects of changes in
accounting principles, net of tax	—	—	1,490	(1,490)	—
Balances as of December 31, 2018	$2,000	$187,924	$(2,336)	$280,075	$467,663

See accompanying Notes to Financial Statements

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2018	2017	2016
Cash flows from operating activities:
Net income (loss)	$48,456	$47,569	$(148,217)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Net realized losses (gains) on investments	15	(27,033)	(10,916)
Interest credited on deposit liabilities, gross	37,193	39,724	40,802
Amortization of discount and premium on investments	182	(148)	(1,390)
Deferred income tax expense (benefit)	2,999	44,928	(107,707)
Change in:
Accrued investment income	(260)	6,948	572
Deferred acquisition costs and sales inducements	(1,977)	4,750	312,843
Income taxes receivable from/payable to Parent	5,825	(2,898)	(1,463)
Claims payable	7,903	1,376	1,929
Payable to/receivable from Parent	(6,076)	(143,832)	562
Other assets and liabilities, net	31,749	(3,931)	4,602
Net cash provided by (used in) operating activities	126,009	(32,547)	91,617

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	147,995	225,628	465,187
Equity securities	—	115	650
Purchases of:
Debt securities	(180,500)	(193,838)	(540,398)
Equity securities	—	(29)	—
Other investing activities	(4,165)	(5,115)	1,461
Net cash (used in) provided by investing activities	(36,670)	26,761	(73,100)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,356,813	1,355,905	1,374,570
Withdrawals	(1,122,842)	(908,232)	(708,412)
Net transfers to separate accounts	(315,674)	(556,909)	(556,655)
Net cash (used in) provided by financing activities	(81,703)	(109,236)	109,503

Net increase (decrease) in cash and cash equivalents	7,636	(115,022)	128,020

Cash and cash equivalents, beginning of year	132,594	247,616	119,596
Total cash and cash equivalents, end of year	$140,230	$132,594	$247,616

Supplemental Cash Flow Information
Income tax received from Parent	$(4,554)	$(5,013)	$(3,461)

See accompanying Notes to Financial Statements

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

1.	Business and Basis of Presentation

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware, and Michigan.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain amounts in the 2017 notes to the financial statements have been reclassified to conform to the 2018 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company; and 7) value of guaranteed benefits. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

2.	Summary of Significant Accounting Policies

Changes in Accounting Principles - Adopted in Current Year

In February 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-02, “Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income,” which provides an option to reclassify stranded tax effects within accumulated other comprehensive income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (the “Tax Act”) is recorded.  Effective January 1, 2018, the Company adopted ASU No. 2018-02, which resulted in the reclassification of $1.5 million of stranded tax effects from AOCI to retained earnings within the Company’s financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows - Restricted Cash,” which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Effective January 1, 2018, the Company adopted ASU No. 2016-18 with no impact on the Company’s financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments,” which clarifies the classification of eight specific cash flow items in an entity’s statement of cash flows where it was determined there is diversity in practice. Effective January 1, 2018, the Company adopted ASU No. 2016-15 with no impact on the Company’s financial statements.

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which revises an entity’s accounting related to the classification and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The guidance also amends certain disclosure requirements associated with the fair value of financial instruments. Effective January 1, 2018, the Company adopted ASU No. 2016-01, which resulted in changes to the presentation of the Company’s financial statements and related disclosures.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which specifies the accounting treatment for all revenue arising from contracts with customers, and creates a new Topic 606 in the FASB Accounting Standards Codification. This standard, together with subsequent amendments to Topic 606, establishes the core principle of recognizing revenue to depict the transfer of promised goods or services in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services. This guidance excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance. The Company has determined that all revenue was from sources excluded from the scope of this standard. Effective January 1, 2018, the Company adopted ASU No. 2014-09 with no impact on the Company’s financial statements.

Changes in Accounting Principles - Issued but Not Yet Adopted

In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU No. 2018-15 is effective for fiscal years beginning after December 15, 2019 and can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. Early adoption is permitted. The adoption of ASU No. 2018-15 is not expected to have a material impact on the Company’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt any removed or modified disclosures while delaying adoption of the new disclosures until the effective date. Certain amendments are required to be applied prospectively for only the most recent annual period presented, where

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

other amendments are to be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2020, with required retrospective application to January 1, 2019. Early adoption is permitted. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

In March 2017, the FASB issued ASU No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs: Premium Amortization on Purchased Callable Debt Securities,” which requires that certain premiums on callable debt securities be amortized to the earliest call date. ASU No. 2017-08 is effective for annual periods beginning after December 15, 2018. Early adoption is permitted. The adoption of ASU No. 2017-08 will not have a material impact on the Company’s financial statements.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modifies the current other-than-temporary impairment guidance for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing guidance for purchased credit deteriorated loans and debt securities. ASU No. 2016-13 is effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for annual periods beginning after December 15, 2018. The Company is currently assessing the impact of the guidance on the Company’s financial statements and disclosures.

Variable Annuity Reinsurance Agreement Amendment
Effective December 31, 2016, Jackson-NY amended its variable annuity reinsurance agreement with Jackson.

Prior to the amendment, the agreement ceded to Jackson 90% of the guaranteed minimum withdrawal benefits liability associated with variable annuity contracts issued by Jackson-NY. The purpose of the amendment is to transfer to Jackson 90% of the total variable annuity contract risk associated with variable annuities issued by Jackson-NY. This transfer allows for better alignment with risk mitigation strategies employed at the parent company level.

The amendment of the treaty allows for 90% of the entire variable annuity contract to be ceded to Jackson on a coinsurance basis (modified coinsurance for Separate Account liabilities) and covers all existing and future issues of variable annuity contracts issued by Jackson-NY.

This transaction resulted in a deferred gain of $242.9 million, ceded reserves of $1,148.9 million, which were reported in reinsurance recoverable, net and a payable to parent of $905.9 million. Additionally, as the underlying business is no longer retained, deferred acquisition costs of $341.0 million and deferred sales inducements of $0.7 million were written off. The deferred gain will be amortized into income over the life of the business, which is estimated to be 10 years.

The amendment was “non-disapproved” by the insurance departments of Michigan and New York, and the payable to parent was settled in 2017, through a transfer of $762.3 million in securities and the remainder in cash.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owner/stockholder) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $9.1 million and $12.7 million as of December 31, 2018 and 2017, respectively.

Debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

Equity securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Jackson-NY’s guaranteed minimum income benefit (“GMIB”) book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value. Guaranteed minimum withdrawal benefits (“GMWB”) associated with variable annuities are reinsured through the contract that Jackson-NY has with its Parent. The direct GMWB reserve and related ceded reserves are also considered an embedded derivative and are carried at fair value. Further details regarding the fair values of these items are included in Note 4 and details regarding the reinsurance agreement are included in Note 6. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred acquisition costs increased (decreased) by $6.5 million and $(7.8) million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 7.4%, after investment management fees for both 2018 and 2017. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2018 and 2017, projected returns under mean reversion were within the range bounded by the 15% cap and 0% floor. At December 31, 2018 and 2017, projected returns after the next five years were set at 7.4%.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2018 and 2017. As a result of the previously mentioned amended reinsurance agreement, deferred acquisition costs of $341.0 million were written off in 2016, as the business is no longer retained.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. At December 31, 2018 and 2017, deferred sales inducements increased (decreased) by $0.3 million and $(0.3) million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2018 and 2017. As a result of the previously mentioned amended reinsurance agreement, deferred sales inducements of $0.7 million were written off in 2016, as the underlying business is no longer retained.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

with living benefit and death benefit guarantees.  These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premium income and benefit expenses are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson, Brooke Life, and Squire Reassurance Company II, Inc. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Deferred Gain on Reinsurance
As discussed above, Jackson-NY amended its variable annuity reinsurance agreement with Jackson in 2016. The original agreement resulted in a deferred gain of $0.9 million in 2009, which is being amortized into income over the life of the business. The reinsurance agreement amendment in 2016 resulted in an initial gain to Jackson-NY of $242.9 million, which was deferred and will be amortized into income over the life of the business.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 3.5% to 6.0%. Lapse, mortality, and expense assumptions are based primarily on Company experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets associated with variable life and annuity contracts, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 20, 2019, which is the date the financial statements were available to be issued.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded corporate and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2018, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2018, the carrying value of investments rated by the Company’s affiliated investment advisor was nil. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2018
AAA	16.1%
AA	8.0%
A	34.8%
BBB	37.6%
Investment grade	96.5%
BB	2.2%
B and below	1.3%
Below investment grade	3.5%
Total debt securities	100.0%

At December 31, 2018, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 85% were investment grade, 4% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 19% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2018, the industries accounting for the larger percentage of unrealized losses included banking (13% of corporate gross unrealized losses) and healthcare (11%). The largest unrealized loss related to a single corporate obligor was $561 thousand at December 31, 2018.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the amortized cost, gross unrealized gains and losses, fair value and non-credit other-than-temporary impairment (“OTTI”) of available for sale debt securities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2018	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$36,206	$2	$2,497	$33,711	$—
Other government securities	2,598	—	242	2,356	—
Public utilities	83,714	502	2,182	82,034	—
Corporate securities	792,310	5,040	20,484	776,866	—
Residential mortgage-backed	27,314	1,513	72	28,755	(1,099)
Commercial mortgage-backed	118,663	674	1,699	117,638	—
Other asset-backed securities	84,471	718	606	84,583	—
Total debt securities	$1,145,276	$8,449	$27,782	$1,125,943	$(1,099)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2017	Cost	Gains	Losses	Value	OTTI (1)
Debt Securities
U.S. government securities	$36,169	$11	$2,177	$34,003	$—
Other government securities	2,710	—	156	2,554	—
Public utilities	87,463	1,732	772	88,423	—
Corporate securities	743,833	21,740	2,118	763,455	—
Residential mortgage-backed	30,436	1,548	221	31,763	(1,269)
Commercial mortgage-backed	105,330	2,173	390	107,113	—
Other asset-backed securities	107,027	1,858	508	108,377	(691)
Total debt securities	$1,112,968	$29,062	$6,342	$1,135,688	$(1,960)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of debt securities at December 31, 2018, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$15,650	$176	$9	$15,817
Due after 1 year through 5 years	307,953	2,854	2,847	307,960
Due after 5 years through 10 years	576,784	1,758	22,086	556,456
Due after 10 years through 20 years	14,427	697	463	14,661
Due after 20 years	14	59	—	73
Residential mortgage-backed	27,314	1,513	72	28,755
Commercial mortgage-backed	118,663	674	1,699	117,638
Other asset-backed securities	84,471	718	606	84,583
Total	$1,145,276	$8,449	$27,782	$1,125,943

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Securities with a carrying value of $501 thousand and $509 thousand at December 31, 2018 and 2017, respectively, were on deposit with the state of New York as required by state insurance law.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2018	Cost	Gains	Losses	Value
Prime	$8,638	$293	$—	$8,931
Alt-A	3,503	655	4	4,154
Subprime	5,636	313	54	5,895
Total non-agency RMBS	$17,777	$1,261	$58	$18,980

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2017	Cost	Gains	Losses	Value
Prime	$6,895	$365	$—	$7,260
Alt-A	4,791	738	—	5,529
Subprime	6,951	24	221	6,754
Total non-agency RMBS	$18,637	$1,127	$221	$19,543

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in thousands):

	December 31, 2018			December 31, 2017
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$—	$—	—	$—	$—	—
Other government securities	—	—	—	—	—	—
Public utilities	508	22,969	13	31	3,204	4
Corporate securities	13,647	442,839	346	819	75,802	68
Residential mortgage-backed	17	3,178	3	1	184	1
Commercial mortgage-backed	562	42,599	25	119	19,781	14
Other asset-backed securities	26	13,795	16	188	28,146	27
Total temporarily impaired
securities	$14,760	$525,380	403	$1,158	$127,117	114

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$2,497	$33,210	1	$2,177	$33,494	1
Other government securities	242	2,356	1	156	2,554	1
Public utilities	1,675	29,121	15	741	28,048	12
Corporate securities	6,836	110,764	92	1,299	50,142	37
Residential mortgage-backed	55	3,365	1	220	5,641	2
Commercial mortgage-backed	1,137	27,072	20	271	8,155	7
Other asset-backed securities	580	36,400	43	320	23,750	26
Total temporarily impaired
securities	$13,022	$242,288	173	$5,184	$151,784	86

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
U.S. government securities	$2,497	$33,210	1	$2,177	$33,494	1
Other government securities	242	2,356	1	156	2,554	1
Public utilities	2,183	52,090	28	772	31,252	16
Corporate securities	20,483	553,603	438	2,118	125,944	105
Residential mortgage-backed	72	6,543	4	221	5,825	3
Commercial mortgage-backed	1,699	69,671	45	390	27,936	21
Other asset-backed securities	606	50,195	59	508	51,896	53
Total temporarily impaired
securities	$27,782	$767,668	576	$6,342	$278,901	200
Other-Than-Temporary Impairments on Available For Sale Debt Securities
The Company periodically reviews its available for sale debt securities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

The Company recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;

•	The Company intends to sell a security; or,

•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2018, and 2017, assumed default rates for delinquent loans ranged from 15% to 100%. At December 31, 2018 and 2017, assumed loss severities were applied to generate and analyze cash flows of each security and ranged from 25% to 70%.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect only the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized gains (losses) on investments (in thousands):

	Years Ended December 31,
	2018	2017	2016
Available-for-sale debt securities
Realized gains on sale	$1,584	$33,647	$19,726
Realized losses on sale	(1,543)	(6,623)	(6,529)
Impairments:
Total other-than-temporary impairments	(12)	(151)	(2,440)
Portion of other-than-temporary impairments
included in other comprehensive income	(45)	126	142
Net other-than-temporary impairments	(57)	(25)	(2,298)
Other	1	34	17
Net realized (losses) gains on investments	$(15)	$27,033	$10,916

The aggregate fair value of securities sold at a loss for the years ended December 31, 2018, 2017, and 2016 was $40.1 million, $205.8 million, and $55.7 million, respectively, which was approximately 97%, 97%, and 90% of book value, respectively.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2018	2017
Cumulative credit loss beginning balance	$3,692	$5,092
Additions:
New credit losses	11	—
Incremental credit losses	47	25
Reductions:
Securities sold, paid down or disposed of	(53)	(1,425)
Securities where there is intent to sell	(11)	—
Cumulative credit loss ending balance	$3,686	$3,692

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. This agreement is subject to master netting arrangements and collateral arrangements, which creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the balance sheets.

As of December 31, 2018 and 2017, the estimated fair value of loaned securities was $1.0 million and $5.3 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2018 and 2017, cash collateral received in the amount of $1.0 million and $5.5 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in other liabilities in the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported in net investment income.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is described in Note 2.

		December 31, 2018		December 31, 2017
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$1,125,943	$1,125,943	$1,135,688	$1,135,688
	Equity securities	93	93	444	444
	Policy loans	301	301	286	286
	Cash and cash equivalents	140,230	140,230	132,594	132,594
	Reinsurance recoverable, net (1)	1,254,114	1,813,609	1,187,349	2,077,502
	Separate account assets	11,072,895	11,072,895	11,673,333	11,673,333

Liabilities
	Annuity reserves (2)	$1,836,734	$2,431,071	$1,806,978	$2,783,139
	Securities lending payable	1,036	1,036	5,539	5,539
	Separate account liabilities	11,072,895	11,072,895	11,673,333	11,673,333

(1)
Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance and variable annuity general account reinsurance agreements.

(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2018 and 2017, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled - the then current carrying value.  The funds provided are limited to the cash surrender value of the underlying policy.  The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy.  Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.  Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Reinsurance Recoverable
Reinsurance recoverable includes ceded amounts related to both variable annuity guaranteed benefit reserves and variable annuity general account fund balances. Certain ceded guaranteed benefit reserves are carried at fair value, as discussed below. Fair values of general account fund balances are determined using projected future cash flows discounted at current market rates.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, are categorized as Level 2 assets. The value of separate account liabilities are set equal to the values of separate account assets.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Securities Lending Payable
The Company’s securities lending payable, which is included in other liabilities, is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent GMWBs and the reinsurance recoverable on the Company’s GMIBs, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent components of GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. The ceded reserves for these products are calculated based on the assuming company’s share of the direct reserve.

Jackson-NY’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for direct and ceded GMWB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, persistency, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the Company assumes expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than the fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2018
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$33,711	$33,711	$—	$—
Other government securities	2,356	—	2,356	—
Public utilities	82,034	—	82,034	—
Corporate securities	776,866	—	776,866	—
Residential mortgage-backed	28,755	—	28,755	—
Commercial mortgage-backed	117,638	—	117,638	—
Other asset-backed securities	84,583	—	84,583	—
Equity securities	93	—	93	—
Cash and cash equivalents	140,230	140,230	—	—
Reinsurance recoverable, net (1)	183,771	—	—	183,771
Separate account assets	11,072,895	—	11,072,895	—
Total	$12,522,932	$173,941	$12,165,220	$183,771

Liabilities
Embedded derivative liability	$189,585	$—	$—	$189,585

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$34,003	$34,003	$—	$—
Other government securities	2,554	—	2,554	—
Public utilities	88,423	—	88,423	—
Corporate securities	763,455	—	763,455	—
Residential mortgage-backed	31,763	—	31,763	—
Commercial mortgage-backed	107,113	—	107,113	—
Other asset-backed securities	108,377	—	108,377	—
Equity securities	444	—	444	—
Cash and cash equivalents	132,594	132,594	—	—
Reinsurance recoverable, net (1)	110,326	—	—	110,326
Separate account assets	11,673,333	—	11,673,333	—
Total	$13,052,385	$166,597	$12,775,462	$110,326

Liabilities
Embedded derivative liability	$109,052	$—	$—	$109,052

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands):

	December 31, 2018
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$183,771	$183,771	$—

Liabilities
Embedded derivative liability	$189,585	$189,585	$—

	December 31, 2017
Assets	Total	Internal	External
Reinsurance recoverable, net (1)	$110,326	$110,326	$—

Liabilities
Embedded derivative liability	$109,052	$109,052	$—

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in thousands):

	December 31, 2018
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$183,771	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$189,585	Discounted cash flow	See below	See below	See below

	December 31, 2017
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
Reinsurance recoverable, net (1)	$110,326	Discounted cash flow	See below	See below	See below

Liabilities
Embedded derivative liability	$109,052	Discounted cash flow	See below	See below	See below

(1) Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB liabilities.  These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.   Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility.  The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, persistency, and mortality.  In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the liabilities.

GMWB reinsurance recoverable fair value calculations are based on the assuming company’s share of the direct reserve, which is described above. The more significant actuarial assumptions include benefit utilization, fund allocation, persistency, mortality, and long-term market volatility. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in allocation to equity funds would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable; and an increase (decrease) in long-term market volatility would increase (decrease) the fair value of the reinsurance recoverable.

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The tables below provide rollforwards for 2018 and 2017 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2018	Income	Income	Settlements	Level 3	2018
Assets
Reinsurance recoverable, net (1)	$110,326	$73,445	$—	$—	$—	$183,771

Liabilities
Embedded derivative liability	$(109,052)	$(80,533)	$—	$—	$—	$(189,585)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	out of	December 31,
(in thousands)	2017	Income	Income	Settlements	Level 3	2017
Assets
Reinsurance recoverable, net (1)	$136,412	$(26,086)	$—	$—	$—	$110,326

Liabilities
Embedded derivative liability	$(132,987)	$23,935	$—	$—	$—	$(109,052)

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

There were no transfers between Level 2 and Level 3 in 2018 or 2017. In addition, there were no transfers between Level 1 and 2 of the fair value hierarchy in 2018 or 2017.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2018 and 2017, was as follows (in thousands):

	2018	2017
Assets
Reinsurance recoverable, net (1)	$73,445	$(26,086)

Liabilities
Embedded derivative liability	$(80,533)	$23,935

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the GMWB and GMIB reinsurance agreements.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands):

			December 31, 2018		December 31, 2017
		Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Policy loans	Level 3	$301	$301	$286	$286
	Reinsurance recoverable, net (1)	Level 3	1,070,343	1,629,838	1,077,023	1,967,176

Liabilities
	Annuity reserves (2)	Level 3	$1,647,149	$2,241,485	$1,697,926	$2,674,087
	Securities lending payable	Level 2	1,036	1,036	5,539	5,539
	Separate account liabilities (3)	Level 2	11,072,895	11,072,895	11,673,333	11,673,333

(1)	Represents only the components of reinsurance recoverable that are considered to be financial instruments, which arise from the variable annuity general account reinsurance agreement.
(2)	Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(3)	The values of separate account liabilities are set equal to the values of separate account values.

5.	Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$54,835	$52,578	$359,229
Deferrals of acquisition costs	6,433	6,696	68,482
Amortization related to:
Operations	(4,272)	(7,276)	(35,422)
Net realized losses (gains)	1	(3,683)	(1,669)
DAC write off (1)	—	—	(340,964)
Total amortization	(4,271)	(10,959)	(378,055)
Unrealized investment losses	14,341	6,520	2,922
Balance, end of year	$71,338	$54,835	$52,578

(1)	See Note 2 for description of Variable Annuity reinsurance agreement amendment.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The balances of and changes in deferred sales inducements, as of and for the years ended December 31, were as follows (in thousands):

	2018	2017	2016
Balance, beginning of year	$2,258	$2,524	$5,486
Deferrals of sales inducements	50	96	205
Amortization related to:
Operations	(235)	(592)	(2,779)
Net realized losses	—	9	47
SIA write off (1)	—	—	(743)
Total amortization	(235)	(583)	(3,475)
Unrealized investment losses	573	221	308
Balance, end of year	$2,646	$2,258	$2,524

(1)	See Note 2 for description of Variable Annuity reinsurance agreement amendment.

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company regularly monitors the financial strength rating of reinsurers.

As discussed in Note 2, Jackson-NY also cedes 90% of the risk associated with variable annuities to its Parent on a coinsurance/modified coinsurance basis.

Premiums ceded to Jackson in 2016 for guaranteed minimum withdrawal benefits prior to the amendment effective December 31, 2016 were $84.9 million.

Gross fees in 2018 and 2017 totaled $297.7 million and $267.3 million, with $267.6 million and $240.2 million ceded under the coinsurance agreement, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Direct premiums	$316	$334	$337
Less reinsurance ceded:
Life	(243)	(246)	(226)
Annuity	(73)	(78)	(117,039)
Net premiums	$—	$10	$(116,928)

Death, other policy benefits, and change in policy reserves, net of deferrals, is net of change in GMWB reserves ceded of $(76.2) million, $20.5 million, and $4.8 million in 2018, 2017, and 2016, respectively.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2018	2017
Reinsurance recoverable:
Ceded reserves	$1,323,026	$1,231,696
Ceded claims liability	35,297	27,941
Ceded claims paid	27,558	21,613
Ceded benefit payments/transfers	218,935	283,347
Total	$1,604,816	$1,564,597

Reinsurance recoverable from the Parent totaled $1,601.9 million and $1,561.6 million at December 31, 2018 and 2017, respectively.

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2018	2017
Direct life insurance in-force	$204,282	$213,526
Amounts ceded to other companies	(155,243)	(162,629)
Net life insurance in-force	$49,039	$50,897

7.	Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in thousands):

	December 31,
	2018	2017
Traditional life	$1,984	$2,067
Guaranteed benefits	260,049	153,587
Claims payable and Other	50,449	42,546
Total	$312,482	$198,200

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, persistency and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts (in thousands):

	December 31,
	2018	2017
Interest-sensitive life	$5,792	$5,609
Variable annuity fixed option	1,206,751	1,211,677
Fixed annuity	483,038	527,409
Total	$1,695,581	$1,744,695

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2018, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.98% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.01% average guaranteed rate.

At both December 31, 2018 and 2017, approximately 95% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

At December 31, 2018 and 2017, approximately 90% and 91%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2018
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$42.7	$608.7	$651.4
>1.0% - 2.0%	54.7	236.8	291.5
>2.0% - 3.0%	352.9	336.5	689.4
Total	$450.3	$1,182.0	$1,632.3

	December 31, 2017
Minimum Guaranteed Interest Rate	Account Value
	Fixed	Variable	Total
1%	$41.0	$583.7	$624.7
>1.0% - 2.0%	71.3	295.9	367.2
>2.0% - 3.0%	380.0	310.9	690.9
Total	$492.3	$1,190.5	$1,682.8

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB) or upon the depletion of funds (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

At December 31, 2018 and 2017, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
			Net	Weighted	until
December 31, 2018	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$7,796.0	$272.9	65.5 years
GMWB - Premium only	0%	187.0	5.6
GMWB	0-5%*	17.6	1.2
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		1,742.0	192.7	66.3 years
GMWB - Highest anniversary only		184.3	23.7
GMWB		33.4	4.8
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	74.4	35.9		0.1 years
GMWB	0-8%*	7,951.6	1,433.4

					Average
					Period
			Net	Weighted	until
December 31, 2017	Minimum	Account	Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$8,232.9	$57.1	65.1 years
GMWB - Premium only	0%	218.0	1.6
GMWB	0-5%*	20.3	0.6
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		1,906.4	24.6	65.8 years
GMWB - Highest anniversary only		212.4	3.7
GMWB		41.3	3.0
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	93.3	26.2		0.4 years
GMWB	0-8%*	8,417.5	363.6

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2018	2017
Equity	$6,751.8	$7,193.8
Bond	1,170.9	1,220.4
Balanced	1,588.0	1,678.1
Money market	48.8	48.1
Total	$9,559.5	$10,140.4

GMDB liabilities reflected in the general account were as follows (in millions):

	2018	2017
Balance at January 1	$35.6	$11.3
Incurred guaranteed benefits	22.5	27.7
Paid guaranteed benefits	(1.9)	(3.4)
Balance at December 31	$56.2	$35.6

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2018 and 2017 (except where noted):

1)	Use of a series of stochastic investment performance scenarios, based on historical average market volatility.

2)	Mean investment performance assumption of 7.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

3)	Mortality equal to 25% to 100% of the Annuity 2000 table (2017: 23% to 100%).

4)	Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.4% to 27.9% (before application of dynamic adjustments.)

5)	Discount rates: 7.4% on 2013 and later issues, 8.4% on 2012 and prior issues

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4. The fair valued GMWB had a reserve liability of $189.6 million and $109.1 million at December 31, 2018 and 2017, respectively, and was reported in reserves for future policy benefits and claims payable.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2018 and 2017, these GMWB reserves totaled $9.5 million and $5.8 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2018 and 2017, GMIB reserves totaled $4.2 million and $3.1 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

9.	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law.  The Tax Act changed many aspects of the U.S. corporate income tax system, including a reduction of the U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018.  In accordance with current U.S. GAAP, the effects of changes in tax rates and laws on deferred tax balances are to be recognized in the period in which legislation is enacted.  Therefore, the Company remeasured its deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is now 21%.   As a result of this reduction, the Company recognized additional tax expense of $0.5 million and $29.0 million in 2018 and 2017, respectively, due to the rescaling of deferred tax assets and liabilities. In 2017, the Company also recognized a tax benefit of $1.5 million due to the impact of the Tax Act on deferred taxes related to unrealized holding gains and losses.  As described in Note 2, in accordance with ASU No. 2018-02, this stranded tax benefit was reclassified from AOCI to retained earnings.

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Current tax expense (benefit)	$1,271	$(7,909)	$(4,923)
Deferred tax expense (benefit)	2,999	44,928	(107,707)
Income tax expense (benefit)	$4,270	$37,019	$(112,630)

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income by the statutory federal income tax rate of 21% for 2018 and 35% for 2017 and 2016 as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Income taxes at statutory rate	$11,072	$29,606	$(91,296)
Dividends received deduction	(8,578)	(22,318)	(21,360)
U.S. federal tax reform impact	524	28,990	—
Provision for uncertain tax benefit	3,288	1,996	—
Other	(2,036)	(1,255)	26
Income tax expense (benefit)	$4,270	$37,019	$(112,630)

Effective tax rate	8.1%	43.8%	43.2%

Federal income taxes received from Jackson in 2018, 2017, and 2016 were $4.6 million, $5.0 million and $3.5 million, respectively.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2018	2017
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$8,823	$8,222
Deferred gain on reinsurance	40,812	45,933
Net unrealized losses on available for sale securities	2,633	—
Other, net	2,654	2,656
Total gross deferred tax asset	54,922	56,811

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(5,308)	(6,250)
Net unrealized gains on available for sale securities	—	(3,066)
Other investment items	(4,259)	(4,841)
Total gross deferred tax liability	(9,567)	(14,157)

Net deferred tax asset	$45,355	$42,654

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2018, it is more likely than not that the deferred tax assets, will be realized. At December 31, 2018 and 2017, the Company did not have a valuation allowance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. As of December 31, 2017, the Company established a reserve related to exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation. As of December 31, 2018, the Company established a reserve related to the change in the calculation of its tax basis reserves of $3.2 million. The following table summarizes the changes in the Company’s unrecognized tax benefits (in thousands):

	December 31,
	2018	2017
Unrecognized tax benefit, beginning of year	$1,996	$—
Additions for tax positions identified	3,288	1,996
Unrecognized tax benefit, end of year	$5,284	$1,996

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2018, 2017, or 2016.

Based on information available as of December 31, 2018, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

10.	Contingencies

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws.   Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

11.	Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

The declaration of dividends that can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The maximum amount of dividends that can be paid in 2018 without prior approval is approximately $58.1 million.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $583.2 million and $557.1 million at December 31, 2018 and 2017, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $31.5 million, $69.8 million, and $23.6 million in 2018, 2017, and 2016, respectively.

The state of New York has prescribed a Continuous CARVM reserve basis for New York domiciled companies. This reserve basis differs from the Curtate CARVM reserve basis required by The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”). If the Company’s reserves were valued in accordance with NAIC SAP, statutory capital and surplus would be increased by $11.1 million and $3.9 million at December 31, 2018 and 2017, respectively, and statutory net income would be increased (decreased) by $6.6 million, $(0.2) million, and $(24.1) million, in 2018, 2017 and 2016, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law does not reference the Valuation Manual for purposes of defining minimum reserve standards. Thus, reserves for payout business issued in calendar year 2018 are not valued according to VM-22, but rather, are valued per New York regulations. If reserves were established according to NAIC SAP, statutory capital and surplus and net income would have increased by $0.5 million as of December 31, 2018.

The Company’s asset adequacy testing uses the cash flow testing methodology, which under New York’s prescribed assumptions develops negative surplus in certain years, resulting in New York Department of Financial Services (“NYDFS”) requiring the Company to establish additional reserves of $15.0 million at both December 31, 2018 and 2017. If reserves were established according to NAIC SAP, statutory capital and surplus would have increased by $11.9 million at both December 31, 2018 and 2017.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2018, the Company’s TAC was more than 1,400% of the Company action level RBC.

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.0 million, $1.0 million, and $1.5 million to PPM for investment advisory services during 2018, 2017, and 2016.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $31.6 million, $19.8 million, and $19.1 million in 2018, 2017, and 2016, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Administrative fees were $2.6 million, $3.0 million, and $4.2 million in 2018, 2017, and 2016, respectively.

As a result of the amendment to the reinsurance agreement with Jackson, as discussed in Note 2, the net payment of $905.9 million was reported as a payable to parent at December 31, 2016. The payable was settled on February 14, 2017, through a transfer of securities and cash.

In 2017, the Company recorded a return of capital of $68.8 million for U.S GAAP reporting purposes related to a forgiveness of an intercompany tax recoverable from its parent, Jackson. This transaction had no impact on the Company’s statutory financial statements.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expenses related to this plan were $0.3 million, $0.2 million, and $0.3 million in 2018, 2017, and 2016, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2018 and 2017, Jackson’s liability for the Company’s portion of such plans totaled $5.5 million. There were no expenses related to these plans in 2018, 2017 or 2016.

14.	Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in thousands):

	December 31,
	2018	2017	2016
Balance, beginning of year	$17,614	$20,167	$23,442
OCI before reclassifications	(20,200)	5,205	(610)
Amounts reclassified from AOCI	(1,240)	(7,758)	(2,665)
Cumulative effects of changes in accounting principles	1,490	—	—
Balance, end of year	$(2,336)	$17,614	$20,167

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2018 and 2017

The following table represents amounts reclassified out of AOCI (in thousands):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Income Statement
	December 31,
	2018	2017	2016
Net unrealized investment loss:
Net realized loss on investments	$(1,579)	$(11,922)	$(3,278)	Other net investment losses
Other-than-temporary impairments	10	(14)	(822)	Total other-than-temporary impairments
Net unrealized loss, before income taxes	(1,569)	(11,936)	(4,100)
Income tax benefit	329	4,178	1,435
Reclassifications, net of income taxes	$(1,240)	$(7,758)	$(2,665)

39

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2018
Statements of Operations for the period ended December 31, 2018
Statements of Changes in Net Assets for the periods ended December 31, 2018, and 2017
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2018, and 2017
Consolidated Income Statements for the years ended December 31, 2018, 2017, and 2016
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2018, 2017, and 2016
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017, and 2016
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.	Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

d.	Specimen of Selling Agreement (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

e.	Specimen of Selling Agreement (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

f.	Specimen of Selling Agreement (N2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183046 and 811-08401).

g.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-08401).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

pp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ccc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

rrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

uuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

cccc.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

dddd.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

ffff.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

iiii.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

jjjj.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

kkkk.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

llll.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

mmmm.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

nnnn.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678ANY-A 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

oooo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

pppp.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

qqqq.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up, And Highest Anniversary Value Death Benefit Endorsement (7712ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

rrrr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714ANY-A), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

ssss.	Form of Defense of Marriage Act Endorsement (7718NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

tttt.	Form of Accumulation Provisions Endorsement (7724NY), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15, filed on January 20, 2015 (File Nos. 333-183046 and 811-08401).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009, (File Nos. 333-119659 and 811-08401).

i.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

k.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

l.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

m.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

o.	Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (File Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date April 6, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD (“Reinsurer”), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 filed on April 26, 2012 (File Nos. 333-119659 and 811-08401).

j.
Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Jackson National Life Insurance Company (“Reinsurer”), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

k.
Amendment No. 1 to the Reinsurance Agreement Effective December 31, 2008 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Jackson National Life Insurance Company (“Reinsurer”), with effective date June 30, 2013, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183046 and 811-08401).

l.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 75, filed on September 11, 2014 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Ace Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date April 27, 2015, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 77, filed on September 24, 2015 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date April 25, 2016, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 79, filed on September 15, 2016 (File Nos. 333-70384 and 811-08401).

o.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (formerly Ace Tempest Life Reinsurance LTD) (“Reinsurer”), with effective date April 24, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 84, filed on April 25, 2019 (File Nos. 333-70384 and 811-08401).

p.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (formerly Ace Tempest Life Reinsurance LTD) (“Reinsurer”), with effective date September 25, 2017, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 84, filed on April 25, 2019 (File Nos. 333-70384 and 811-08401).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to the Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Patrick G. Boyle 2900 Westchester Ave. Purchase, NY 10577	Director

R. Kevin Clinton Michigan State University C337 Wells Hall 619 Red Cedar Road East Lansing, MI 48824	Director

Nancy F. Heller 2900 Westchester Ave. Purchase, NY 10577	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Financial Officer

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Distribution Officer & Director

Herbert G. May, III 75 Second Avenue Suite 605 Needham, MA 02494	Chief Administrative Officer & Director

Savvas (Steve) P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Controller & Treasurer

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Senior Vice President

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Risk Officer

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Marketing and Communications Officer

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Senior Vice President

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President & Director

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa I. Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President, Group Chief Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President & Director

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Vice President & Director

Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company of New York (“Depositor”), a stock life insurance company organized under the laws of the state of New York. The Depositor is a wholly owned subsidiary of Jackson National Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 14, filed on April 23, 2019 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of February 28, 2019

Perspective L Series Contracts:

Qualified - 4,820
Non-qualified - 2,510

Item 28. Indemnification

Provision is made in the Company’s By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)
Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary
(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 25th day of April, 2019.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 25, 2019
Michael I. Falcon, President

*	April 25, 2019
P. Chad Myers, Executive Vice President and Chief Financial Officer

*	April 25, 2019
Michael A. Costello, Senior Vice President, Controller and Treasurer

*	April 25, 2019
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

*	April 25, 2019
Barrett M. Bonemer, Vice President and Director

*	April 25, 2019
Laura L. Hanson, Vice President and Director

*	April 25, 2019
Herbert G. May, III, Chief Administrative Officer and Director

*	April 25, 2019
Heather R. Strang, Vice President and Director

*	April 25, 2019
Patrick G. Boyle, Director

*	April 25, 2019
R. Kevin Clinton, Director

*	April 25, 2019
Nancy F. Heller, Director
* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael I. Falcon, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720, 333-175721, 333-177298, 333-183046, 333-183047, 333-192972, 333-210507, 333-212425, 333-217502, 333-226898, and 333-228806), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 1st day of January, 2019.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Controller, and Treasurer

/s/ GREGORY P. CICOTTE
Gregory P. Cicotte, Executive Vice President, Chief Distribution Officer and Director

/s/ BARRETT M. BONEMER
Barrett M. Bonemer, Vice President and Director

/s/ LAURA L. HANSON
Laura L. Hanson, Vice President and Director

/s/ HERBERT G. MAY, III
Herbert G. May, III, Chief Administrative Officer and Director

/s/ HEATHER R. STRANG
Heather R. Strang, Vice President and Director

/s/ PATRICK G. BOYLE
Patrick G. Boyle, Director

/s/ R. KEVIN CLINTON
R. Kevin Clinton, Director

/s/ NANCY F. HELLER
Nancy F. Heller, Director

EXHIBIT LIST

Exhibit No.	Description

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.

Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0001045032-19-000109